UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 3rd Avenue, 43rd Floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Lisa Whittaker, Esq. Global X Management Company LLC 605 3rd Avenue, 43rd Floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2019

Date of reporting period: November 30, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MLP ETF (ticker: MLPA)

Annual Report

November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedule of Investments
Global X MLP ETF	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	24
Disclosure of Fund Expenses	25
Approval of Investment Advisory Agreement	27
Supplemental Information	31
Trustees and Officers of the Trust	32
Notice to Shareholders	35

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X MLP ETF

Global X MLP ETF

The Global X MLP ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, and processing of natural resources (“Midstream MLPs”).

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund decreased 6.54%, while the Underlying Index decreased 8.85%. The Fund had a net asset value of $8.54 per share on November 30, 2018 and ended the reporting period with a net asset value of $7.32 on November 30, 2019.

During the reporting period, the highest returns came from Buckeye Partners, L.P. and TC PipeLines, L.P., which returned 48.84% and 40.55%, respectively. The worst performers were EQM Midstream Partners L.P. and Western Midstream Partners L.P., which returned -45.23% and -42.00%, respectively.

The Fund seeks to provide exposure to Midstream MLPs. Midstream MLPs operate toll road-like business models, as they are compensated based on the volume of natural gas or crude oil that they transport, store, or process. During the reporting period there was uncertainty in the energy markets  due to increasing trade and geopolitical tensions followed by a drone attack on Saudi Arabian crude oil facilities in late September. While natural gas liquids (NGL) production was at its all-time high in the United States during the period, NGL and natural gas prices fell. Midstream MLPs continued to gain private equity interests due to their strategic value and the attractive valuation of midstream assets. During the reporting period, many MLPs were viewed as having fixed their structural issues and eliminating their incentive distribution rights to simplify their businesses. The Fund underperformed the broad markets considering investors’ inclination towards high growth stocks in the low interest rate environment.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	-6.54%	-6.17%	-6.10%	-5.98%	-8.02%	-7.99%	-2.16%	-2.13%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index**	-8.85%	-8.85%	-7.78%	-7.78%	-10.45%	-10.45%	-1.96%	-1.96%
Solactive MLP Composite Index	-6.78%	-6.78%	-4.34%	-4.34%	-7.00%	-7.00%	0.51%	0.51%
S&P 500® Index	16.11%	16.11%	14.88%	14.88%	10.98%	10.98%	13.69%	13.69%

*	The Fund commenced investment operations on April 18, 2012.
**	Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

1

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X MLP ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*	The Fund commenced investment operations on April 18, 2012.
**	Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Solactive MLP Composite Index tracks the price movements in shares of the largest entities that are structured as Master Limited Partnerships (MLP) and that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of natural resources.

The Solactive MLP Infrastructure Index tracks the price movements in shares of companies that are structured as Master Limited Partnerships (MLP) and that are engaged in own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Schedule of Investments		November 30, 2019
Global X MLP ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.1%
Energy — 100.1%
BP Midstream Partners	1,300,258	$18,983,767
Cheniere Energy Partners	1,068,622	41,537,337
CNX Midstream Partners	897,895	13,019,477
Crestwood Equity Partners	1,217,368	38,614,913
DCP Midstream	1,986,308	41,930,962
Enable Midstream Partners	2,419,227	22,232,696
Energy Transfer	7,763,331	91,684,939
Enterprise Products Partners	3,896,982	102,568,566
EQM Midstream Partners	1,802,044	41,753,359
Genesis Energy	2,468,461	46,925,444
Holly Energy Partners	1,243,549	27,805,756
Magellan Midstream Partners	1,265,601	73,999,690
MPLX	2,913,340	68,900,491
NGL Energy Partners	3,215,911	31,933,996
NuStar Energy	1,607,595	45,366,331
Phillips 66 Partners	831,053	46,314,584
Plains All American Pipeline	3,306,525	57,533,535
Shell Midstream Partners	2,335,925	45,924,286
TC PipeLines	1,186,057	46,244,362
Western Midstream Partners	2,498,357	44,295,870
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $985,915,474)		947,570,361
TOTAL INVESTMENTS — 100.1%
(Cost $985,915,474)		$947,570,361

Percentages are based on Net Assets of $947,044,534.

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
3

Statement of Assets and Liabilities
November 30, 2019

Global X MLP ETF
Assets:
Cost of Investments	$985,915,474
Investments, at Value	$947,570,361
Cash	1,650,196
Receivable for Investment Securities Sold	30,932,798
Prepaid Income Tax	62,900
Alternative Minimum Tax Credit	41,496
Total Assets	980,257,751
Liabilities:
Payable for Investment Securities Purchased	32,722,366
Payable due to Investment Adviser	348,005
Other Accrued Expenses	8,596
Due to Broker	73,646
Franchise Tax Payable	60,604
Total Liabilities	33,213,217
Net Assets	$947,044,534
Net Assets Consist of:
Paid-in Capital	$1,126,248,368
Total Distributable Loss	(179,203,834)
Net Assets	$947,044,534
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	129,300,000
Net Asset Value, Offering and Redemption Price Per Share	$7.32

The accompanying notes are an integral part of the financial statements.
4

Statement of Operations
For the year ended November 30, 2019

Global X MLP ETF
Investment Income:
Distributions from Master Limited Partnerships	$79,404,647
Less: Return of Capital Distributions	(79,404,647)
Interest Income	23,374
Total Investment Income	23,374
Supervision and Administration Fees(1)	4,052,635
Franchise Tax Expense	59,431
Custodian Fees	21,204
Total Expenses	4,133,270
Net Investment Loss, Before Taxes	(4,109,896)
Tax Benefit/(Expense), Net of Valuation Allowance	31,117
Net Investment Loss, Net of Taxes	(4,078,779)
Net Realized Loss on:
Investments	(14,517,319)
Net Realized Loss on Investments and Foreign Currency Transactions	(14,517,319)
Net Change in Unrealized Depreciation on:
Investments	(49,933,515)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(49,933,515)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(64,450,834)
Net Decrease in Net Assets Resulting from Operations	$(68,529,613)

(1)	The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
5

Statements of Changes in Net Assets

	Global X MLP ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Loss	$(4,078,779)	$(3,934,605)
Net Realized Loss on Investments and Foreign Currency Transactions	(14,517,319)	(43,054,936)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(49,933,515)	17,517,352
Net Decrease in Net Assets Resulting from Operations	(68,529,613)	(29,472,189)
Distributions	—	(2,069,049)
Return of Capital	(77,728,975)	(70,776,726)
Capital Share Transactions:
Issued	389,112,928	466,223,373
Redeemed	(124,431,906)	(228,237,171)
Increase in Net Assets from Capital Share Transactions	264,681,022	237,986,202
Total Increase in Net Assets	118,422,434	135,668,238
Net Assets:
Beginning of Year	828,622,100	692,953,862
End of Year	$947,044,534	$828,622,100
Share Transactions:
Issued	47,050,000	49,000,000
Redeemed	(14,800,000)	(25,550,000)
Net Increase in Shares Outstanding from Share Transactions	32,250,000	23,450,000

The accompanying notes are an integral part of the financial statements.
6

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)
Global X MLP ETF
2019	8.54	(0.04)	(0.46)	(0.50)	—	(0.72)	(0.72)
2018	9.42	(0.04)	(0.07)	(0.11)	(0.02)	(0.75)	(0.77)
2017	11.24	(0.05)	(0.98)	(1.03)	(0.00)	(0.79)	(0.79)
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)

The accompanying notes are an integral part of the financial statements.
7

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Tax Expense (%)	Total Expenses (%)	Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)†

7.32	(6.54)	947,045	0.46	—	0.46	(0.46)	—	(0.46)	55.65
8.54	(1.72)	828,622	0.45	(0.00)	0.45	(0.45)	—	(0.45)	30.35
9.42	(9.85)	692,954	0.46	(0.11)	0.35	(0.46)	—	(0.46)	35.11
11.24	15.34	373,566	0.47	0.03	0.50	(0.47)	(0.23)	(0.70)	37.20
10.56	(31.08)	182,127	0.45	(4.81)	(4.36)	(0.44)	(0.18)	(0.62)	47.44

*	Per share data calculated using average shares method.
**
Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
8

Notes to Financial Statements
November 30, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2019, the Trust had eighty portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (the “Fund”). The Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, the interests, or units of MLPs that elect to be taxed as a partnership, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To refrain from being taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. The Fund may also invest in MLPs that elect to be taxed as corporations. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations

9

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. The Fund does not invest in foreign securities as of November 30, 2019.

10

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Fund’s investment adviser (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2019, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

11

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended November 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.
FEDERAL INCOME TAXES – The Fund is taxed as a regular C‐corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.
Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s  net asset value (“NAV”). From time to time, the Adviser will

12

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
modify the estimates or assumptions related to the Fund’s deferred tax  liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2019, the Fund did not incur any interest or penalties.
Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.
The Fund’s income tax expense/(benefit) consists of the following:
For the year ended November 30, 2019:
	Current MLP	Deferred MLP	Total MLP
Federal	$-	$(14,493,656)	$(14,493,656)
State	10,379	(1,500,819)	(1,490,440)
Valuation allowance	-	15,952,979	15,952,979
Total tax expense (benefit)	$10,379	$(41,496)	$(31,117)

For the year ended November 30, 2019, the Fund’s blended state income tax rate decreased from 2.35% to 2.28% due to anticipated change in state apportionment of income and gains.
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Fund’s deferred tax assets and liabilities are as follows:

13

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
For the year ended November 30, 2019:
MLP
Deferred tax assets:
Net operating loss carryforward	$6,408,821
Capital loss carryforward	15,400,160
Net unrealized loss on investments	17,888,870
Other	584,367
Less valuation allowance	(40,282,218)
Net Deferred Tax Asset	$-

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017 and eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that are generated by the Fund in the current year will be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.
The Fund has estimated net operating loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$3,371,920	11/30/2036
	11/30/2017	$7,685,726	11/30/2037
	11/30/2018	$4,662,626	Indefinite
	11/30/2019	$11,809,027	Indefinite

14

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund has estimated capital loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$9,483,687	11/30/2021
	11/30/2019	$56,668,202	11/30/2024

Based upon the Fund’s assessment, it has been determined that it is not more likely than not that the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.
Total income tax expense/(benefit) (current and deferred) during the year ended November 30, 2019, differs from the amount computed by applying the federal statutory income tax rate of 21% for the Fund to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:
For the year ended November 30, 2019:
	MLP
Income tax (benefit) at statutory rate	$(14,397,753)	21.00%
State income taxes (net of federal benefit)	(1,563,185)	2.28%
Permanent differences, net	(39,106)	0.06%
Effect of state tax rate change	72,981	-0.11%
Other adjustments	(57,033)	0.08%
Change in valuation allowance	15,952,979	-23.26%
Net income tax expense/(benefit)	$(31,117)	0.05%

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2019, 2018, 2017, and 2016 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund

15

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund has accrued a state franchise tax liability for the year ended November 30, 2019. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state tax returns in several states.
The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP ETF	$1,024,412,580	$38,504,281	$(115,346,500)	$(76,842,219)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion.
The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability.
The Fund’s quarterly distributions are in an amount that is approximately equal to the distributions the Fund receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Fund, including taxes imposed on the Fund (if any). Based on its investment objective and strategies, the Fund’s distributions normally will be comprised of ordinary income, tax-deferred returns of capital, and/or capital gains for U.S. federal income tax purposes. If the Fund pays return of capital distributions to shareholders, such distributions   are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund

16

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.
For the year ended November 30, 2019, the Fund made the following tax basis distributions from MLP distributions received:
MLP
Net investment income	$—
Return of capital	(77,728,975)
Total	$(77,728,975)

CREATION UNITS –The Fund issues and redeems its shares (“Shares”) on a continuous basis at NAV and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at November 30, 2019	Redemption Fee
Global X MLP ETF	50,000	$250	$366,000	$250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

17

Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s  business affairs and other administrative matters and provides or causes to be furnished all supervisory,  administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is  essentially an “all-in” fee structure.  For the Adviser’s services to the Fund, under the supervision and administration agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Fund bears other expenses that are not covered by the supervision and administration agreement, which may vary and  affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rate of supervision and administration fees paid by the Fund pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in

18

Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2019.
SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2019	Purchases	Sales and Maturities
Global X MLP ETF	$497,391,856	$701,377,764

For the years ended November 30, 2019 and November 30, 2018, in-kind transactions associated with creations and redemptions were, respectively:
2019	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$388,407,175	$-	$-

19

Notes to Financial Statements (continued)
November 30, 2019

4. INVESTMENT TRANSACTIONS (continued)
2018	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$466,540,389	$-	$-

For the year ended November 30, 2019, there were no purchases or sales of long-term U.S. Government securities by the Fund.
5. CONCENTRATION OF RISKS
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in its underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index).
Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its underlying index, moreover, at least 80% of the Fund’s total assets will be invested in securities that have economic characteristics of the MLP asset class. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, and cash flow risks. MLP common units and other equity securities can be affected by changes in macro-economic and other factors affecting the stock market in general, including changes in growth, unemployment, and inflation rates, as well as expectations of interest rates. MLP common units and other equity securities can also be affected by investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs operating in energy related sectors are subject to risks that are specific to the industry they serve.

20

Notes to Financial Statements (continued)
November 30, 2019

5. CONCENTRATION OF RISKS (continued)
Risks Related to Investing in Energy Infrastructure Companies:
The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:
•	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
•	new construction and acquisition risk, which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates, which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

Risks Related to Investing in Midstream MLPs:
MLPs that operate midstream assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others. Further, MLPs that operate gathering and processing assets are subject to natural declines in the production of the oil and gas fields they serve. In addition, some gathering and processing contracts subject the owner of such assets to direct commodity price risk.
Risks Related to Investing in the Energy Sector:
The value of securities issued by companies in the energy sector may decline for many reasons, including, without limitation, changes in energy prices; international politics; energy conservation; the success of exploration projects; natural disasters or other catastrophes; changes in exchange rates, interest rates, or economic conditions; changes in demand for energy products and services; and tax and other government regulatory policies.

21

Notes to Financial Statements (continued)
November 30, 2019

5. CONCENTRATION OF RISKS (continued)
Risks Related to Investing in the Oil, Gas and Consumable Fuels Industry:
The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.
A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.
6. LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2019, the Fund had no securities on loan.
7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts.

22

Notes to Financial Statements (concluded)
November 30, 2019

7. CONTRACTUAL OBLIGATIONS (continued)
Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
8. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.
9. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosures until the effective date.
10. SUBSEQUENT EVENTS
The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X MLP ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X MLP ETF (one of the funds constituting the Global X Funds, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the four years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the four years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
The financial statements, as of and for the year ended November 30, 2015 and the financial highlights for each of the years ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2020
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

24

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2019 to November 30, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

25

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Annualized Expense Ratios(1)	Expenses Paid During Period(2)
Global X MLP ETF
Actual Fund Return	$1,000.00	$891.60	0.46%	$2.18
Hypothetical 5% Return	1,000.00	1,022.76	0.46	2.33

(1)	During the year ended November 30, 2019 the Fund had a tax benefit. During periods/years when the Fund had a tax expense, expenses could be higher.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

26

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held in person on November 15, 2019, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for the Global X MLP ETF (the “Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of the Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to the Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Fund;

27

Approval of Investment Advisory Agreement (unaudited)

•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Fund and the composition of the Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Fund, (iv) select broker-dealers to execute portfolio transactions for the Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Fund; and
•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by Global X Management.
Performance
The Board considered the performance of the Fund. The Board examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods. Also, the Board considered the total return and investments performance of the Fund relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered the Fund’s over-performance with respect to the competitor funds. The Board also considered the Fund’s tracking against its underlying index in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected

28

Approval of Investment Advisory Agreement (unaudited)

to be borne by the Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Fund).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Fund and all aspects of Global X Management’s relationship with the Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Fund and discussed with the Board its current and expected, as applicable, profitability with respect to the Fund.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Fund, including fees and expenses paid by unaffiliated similar ETFs and/or other comparable registered funds;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Fund) and the current total expense ratio for the Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Fund and that the proposed Management Fee for the Fund was set at a competitive level to make the Fund viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Fund, including the costs of various third-party services required by the Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

29

Approval of Investment Advisory Agreement (unaudited)

Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Fund grows and whether the unitary Management Fee for the Fund reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Fund in order to seek to assure that the Fund is attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Fund and its shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Fund appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Fund and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of the Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

30

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.globalxetfs.com.

31

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 3rd Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	72[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 3rd Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	72[2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

32

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2019:

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 3rd Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	72[2]	None
Chang Kim 605 3rd Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017).	N/A	None
Lisa K. Whittaker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018).	N/A	None
Joe Costello 605 3rd Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	None

33

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of November 30, 2019, the Trust had eighty investment portfolios, seventy-two of which were operational.
[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

34

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2019, the Funds have designated the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
0.00%	0.00%	0.00%	0.00%	0.0%

Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Foreign Tax Credit
0.0%	0.00%	0.0%	0.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
‘‘U.S. Government Interest’’ represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

35

Notes

36

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-005-0800

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X SuperDividend® Alternatives ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X TargetIncomeTM 5 ETF (ticker: TFIV)
Global X TargetIncomeTM Plus 2 ETF (ticker: TFLT)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Annual Report

November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MLP & Energy Infrastructure ETF	16
Global X U.S. Preferred ETF	19
Global X SuperDividend® Alternatives ETF	34
Global X S&P 500® Quality Dividend ETF	39
Global X TargetIncomeTM 5 ETF	43
Global X TargetIncomeTM Plus 2 ETF	45
Global X Adaptive U.S. Factor ETF	47
Statements of Assets and Liabilities	57
Statements of Operations	59
Statements of Changes in Net Assets	61
Financial Highlights	65
Notes to Financial Statements	69
Report of Independent Registered Public Accounting Firm	84
Disclosure of Fund Expenses	86
Approval of Investment Advisory Agreement	88
Supplemental Information	92
Trustees and Officers of the Trust	93
Notice to Shareholders	96

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X MLP & Energy Infrastructure ETF

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of midstream master limited partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund decreased 2.34%, while the Underlying Index decreased 1.86%. The Fund had a net asset value of $12.13 per share on November 30, 2018 and ended the reporting period with a net asset value of $11.15 on November 30, 2019.

During the reporting period, the highest returns came from Buckeye Partners, L.P. and TC PipeLines, L.P., which returned 48.84% and 40.55%, respectively. The worst performers were Antero Midstream Corp. and EnLink Midstream LLC, which returned -65.43% and -53.14%, respectively.

The Fund seeks to provide tax efficient exposure to midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. Midstream MLPs and energy infrastructure companies operate toll road-like business models, as they are compensated based on the volume of natural gas or crude oil that they transport, store, or process. During the reporting period, oil prices initially recovered from a low range of US $35-45 per barrel, before stabilizing roughly between US $50-60 per barrel. A production cut by Organization of Petroleum-Exporting Countries and allies (OPEC+) helped support oil prices as the demand was on the lower side due to a global economic slowdown.  In addition, a surge in United States oil production strained infrastructure systems within the country, with many pipelines operating at full capacity, leaving little room for growth. The Fund underperformed the broad markets considering investors’ inclination towards high growth stocks in the low interest rate environment.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	-2.34%	-2.17%	-3.90%	-3.88%	-5.46%	-5.42%	-0.38%	-0.29%
Solactive MLP & Energy Infrastructure Index	-1.86%	-1.86%	-3.28%	-3.28%	-4.80%	-4.80%	0.26%	0.26%
S&P 500® Index	16.11%	16.11%	14.88%	14.88%	10.98%	10.98%	12.53%	12.53%

1

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X MLP & Energy Infrastructure ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on August 6, 2013.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Solactive MLP & Energy Infrastructure Index tracks the performance of MLPs and energy infrastructure corporations.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

2

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X U.S. Preferred ETF

Global X U.S. Preferred ETF

The Global X U.S. Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofAML Diversified Core U.S. Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market.  The Underlying Index includes different categories of preferred stock, such as floating, variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $100 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by ICE Data Indices, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 14.25%, while the Underlying Index increased 14.54%. The Fund had a net asset value of $22.97 per share on November 30, 2018 and ended the reporting period with a net asset value of $24.79 on November 30, 2019.

During the reporting period, the highest returns came from Kimco Realty Corp. 5.125% and Kimco Realty Corp. 5.25%, which returned 37.50% and 37.44%, respectively. The worst performers were CBL & Associates Properties Inc. 6.625% and Nabors Industries Ltd 6%, which returned -30.79% and -25.24%, respectively.

The Fund’s holdings consist of broad exposure to United States preferred stocks, providing benchmark-like exposure to the asset class. Preferred stocks have historically offered high yield potential given that they are junior in the capital structure to traditional debt instruments. Preferred stocks performed positively during the reporting period, primarily due to investors preferring higher dividend yields than current in the low yield bond market, as well as rising uncertainties in the global equity market. During the reporting period, the Fund had an average approximate sector allocation of 69% to Financial Services, 10% to Real Estate, and 9% to Utilities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Preferred ETF	14.25%	14.37%	5.23%	5.52%
ICE BofAML Diversified Core U.S. Preferred Securities Index	14.54%	14.54%	5.49%	5.49%
S&P 500® Index	16.11%	16.11%	13.29%	13.29%

3

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X U.S. Preferred ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on September 11, 2017.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The ICE BofAML Diversified U.S. Preferred Securities Index was formerly known as BofA Merrill Lynch Diversified Core U.S. Preferred Securities Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

4

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X SuperDividend® Alternatives ETF

Global X SuperDividend® Alternatives ETF

The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments at the time of Underlying Index reconstitution, as defined by Indxx, LLC, the provider of the Underlying Index.  Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”) and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of Business Development Companies (“BDCs”) and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds. Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the United States. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually but may rebalance quarterly if any one category deviates more than 3% from its target weight.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 9.89%, while the Underlying Index increased 10.50%. The Fund had a net asset value of $14.52 per share on November 30, 2018 and ended the reporting period with a net asset value of $14.74 on November 30, 2019.

During the reporting period, the highest returns came from Buckeye Partners, L.P. and Entergy Corporation, which returned 47.51% and 38.67%, respectively. The worst performers were Alliance Resource Partners, L.P. and Enable Midstream Partners L.P., which returned -39.06% and -22.25%, respectively.

The Fund provides exposure to the highest yielding securities from various alternative income-generating asset classes, including REITs, MLPs and Infrastructure, BDCs, and Fixed Income and Derivative Strategies. The Federal Reserve reduced the interest rates over the reporting period, which helped the Fund’s strong performance. During the reporting period, the Fund had an average approximate exposure of 24% to REITs, 24% to BDCs, and 20% to MLPs and Infrastructure.

5

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X SuperDividend® Alternatives ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® Alternatives ETF	9.89%	9.72%	8.23%	7.80%	7.62%	7.58%
Indxx SuperDividend® Alternatives Index	10.50%	10.50%	9.02%	9.02%	8.43%	8.43%
S&P 500® Index	16.11%	16.11%	14.88%	14.88%	11.89%	11.89%

6

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X SuperDividend® Alternatives ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 13, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Indxx SuperDividend® Alternatives Index is designed to track the performance of different Alternative asset classes, with an objective of providing a diversified portfolio of assets with a low volatility and high dividend yield.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

7

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X S&P 500® Quality Dividend ETF

Global X S&P 500® Quality Dividend ETF

The Global X S&P 500® Quality Dividend ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index that exhibit high quality and dividend yield characteristics, as determined by Standard & Poor’s Financial Services LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 11.01%, while the Underlying Index increased 11.40%. The Fund had a net asset value of $24.60 per share on November 30, 2018 and ended the reporting period with a net asset value of $26.51 on November 30, 2019.

During the reporting period, the highest returns came from Lam Research Corporation and Target Corporation, which returned 113.40% and 81.76%, respectively. The worst performers were Occidental Petroleum Corporation and Nordstrom, Inc., which returned -41.86% and -35.54%, respectively.

The Fund invests in companies that score in the top 200 of the S&P 500® Index based on a variety of quality metrics, including return-on-equity, accruals, financial leverage, and dividend yield. During the reporting period, the Fund benefited from the low interest rate environment, which helped the Fund to experience strong double-digit growth. However, the Fund underperformed the broad index due to its low exposure to low-yielding growth sectors, Information Technology, and Communication Services. Among the sectors, the Fund had an approximate average exposure of 17% to Consumer Discretionary, 16% to Information Technology, 13% to Financial Services, and 11% to Energy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Quality Dividend ETF	11.01%	11.19%	7.29%	7.35%
S&P 500® Quality High Dividend Index	11.40%	11.40%	7.65%	7.65%
S&P 500® Index	16.11%	16.11%	10.83%	10.83%

8

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X S&P 500® Quality Dividend ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 13, 2018.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The S&P 500® Quality High Dividend Index measures the performance of S&P 500® stocks that exhibit both high quality and high dividend yield characteristics.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

9

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X TargetIncomeTM 5 ETF

Global X TargetIncomeTM 5 ETF

The Global X TargetIncomeTM 5 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncome 5% Plus Index℠ (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund uses a representative sampling strategy with respect to the Underlying Index.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds (each an “Underlying ETF”), with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of five percent (5.0%) for the Fund, net of fees. The Underlying Index targets an annualized yield that is somewhat higher than 5% (“5% Plus”), which is intended to provide the Fund with the ability to achieve the 5% target, net of fees. The Underlying Index allocates index weights among the Underlying ETFs based on a methodology developed by Wilshire Associates, the provider of the Underlying Index, which is designed to achieve the target income objective while also utilizing an optimization approach that seeks to minimize the overall risk of the portfolio.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 7.54%, while the Underlying Index increased 8.02%. The Fund had a net asset value of $23.95 per share on November 30, 2018 and ended the reporting period with a net asset value of $24.23 on November 30, 2019.

During the reporting period, the highest returns came from Global X U.S. Preferred ETF and iShares 20+ Year Treasury Bond ETF, which returned 14.52% and 12.79%, respectively. The worst performer was Global X Superdividend ETF, which returned -2.04%.

The Fund had strong performance during the reporting period, as it had exposure to both equities and bonds. Equities and bonds made a comeback due to loose monetary policy, ease in trade tensions, strong earnings, and contracting global uncertainties. During the reporting period, the Fund had an average exposure of 20% to Preferred Securities, 19% to High Yield Bonds, 17% to Emerging Market Bonds, and 16% to Senior Loans.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X TargetIncomeTM 5 ETF	7.54%	7.58%	3.31%	3.40%
Wilshire TargetIncome 5% Plus IndexSM	8.02%	8.02%	3.77%	3.77%
S&P 500® Index	16.11%	16.11%	10.61%	10.61%
Bloomberg Barclays U.S. Aggregate Bond Index	10.79%	10.79%	7.79%	7.79%

10

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X TargetIncomeTM 5 ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 27, 2018.

The Wilshire TargetIncome 5% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of exchange-traded funds (ETFs) with the goal of achieving an annualized target income yield in excess of 5%.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on the previous page.

11

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X TargetIncomeTM Plus 2 ETF

Global X TargetIncomeTM Plus 2 ETF

The Global X TargetIncomeTM Plus 2 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncome 10-Year Treasury +2% Plus Index℠ (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund uses a representative sampling strategy with respect to the Underlying Index.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds (each an “Underlying ETF”), with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of the U.S. 10-Year Treasury yield plus two percent (2.0%) for the Fund, net of fees. The Underlying Index targets an annualized yield that is somewhat higher than the US 10-Year Treasury yield plus 2% (“US 10-Year Treasury +2% Plus”), which is intended to provide the Fund with the ability to achieve the US 10-Year Treasury yield plus 2% target, net of fees. The Underlying Index allocates index weights among the Underlying ETFs based on a methodology developed by Wilshire Associates, the provider of the Underlying Index, which is designed to achieve the target income objective while also utilizing an optimization approach that seeks to minimize the overall risk of the portfolio.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 7.44%, while the Underlying Index increased 7.87%. The Fund had a net asset value of $23.98 per share on November 30, 2018 and ended the reporting period with a net asset value of $24.37 on November 30, 2019.

During the reporting period, the highest returns came from iShares 20+ Year Treasury Bond ETF and Global X U.S. Preferred ETF, which returned 14.53% and 14.52%, respectively. The worst performers were Global X Superdividend® ETF and Global X SuperDividend® U.S. ETF, which returned -4.57% and -0.41%, respectively.

The Fund had strong performance during the reporting period as it had exposure to both equities and bonds. Equities and bonds made a comeback due to loose monetary policy, ease in trade tensions, strong earnings, and contracting global uncertainties. During the reporting period, the Fund had an average exposure of 20% to High Yield Bonds, 20% to Preferred Securities, and 18% to Senior Loans.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X TargetIncomeTM Plus 2 ETF	7.44%	7.48%	3.32%	3.42%
Wilshire TargetIncome 10-Year Treasury +2% Plus IndexSM	7.87%	7.87%	3.76%	3.76%
S&P 500® Index	16.11%	16.11%	10.61%	10.61%
Bloomberg Barclays U.S. Aggregate Bond Index	10.79%	10.79%	7.79%	7.79%

12

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X TargetIncomeTM Plus 2 ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 27, 2018.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Wilshire TargetIncome 10-Year Treasury +2% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of exchange-traded funds (ETFs) with the goal of achieving an annualized target income yield in excess of the U.S. 10-Year Treasury plus 2% (U.S. 10-Year Treasury +2% Plus).

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on the previous page.

13

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Adaptive U.S. Factor ETF

Global X Adaptive U.S. Factor ETF

The Global X Adaptive U.S. Factor ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Factor Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The  Underlying  Index  is  designed  to  dynamically  allocate  across  three  sub-indices  that  provide  exposure  to  U.S.  Equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a sub-index that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 10.27%, while the Underlying Index increased 10.65%. The Fund had a net asset value of $24.39 per share on November 30, 2018 and ended the reporting period with a net asset value of $25.79 on November 30, 2019.

During the reporting period, the highest returns came from Arrowhead Pharmaceuticals, Inc. and Sun Communities, Inc., which returned 86.16% and 62.11%, respectively. The worst performers were Peabody Energy Corporation and Macy’s Inc., which returned -58.99% and -52.12%, respectively.

The Fund employs a dynamic multifactor investment strategy that allocates across three factors: value, momentum and low volatility. The index methodology allocates weight to the three sub-indices based on the relative performance of each sub-index since the last rebalance of the Underlying Index. During the reporting period, the Fund had an average sector approximate allocation of 32% to Financial Services, 11% to Real Estate, and 10% to Consumer Staples. Given that the Fund invests in United States equities, the Fund’s performance benefitted from a broad market rally across United States stocks during the reporting period, but experienced minor underperformance relative to the S&P 500® Index due to the lagging returns of the value sub-index.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Adaptive U.S. Factor ETF	10.27%	10.30%	6.66%	6.76%
Adaptive Wealth U.S. Factor Index	10.65%	10.65%	7.04%	7.04%
S&P 500® Index	16.11%	16.11%	9.42%	9.42%

14

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Adaptive U.S. Factor ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on August 24, 2018.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Adaptive Wealth Strategy U.S. Factor Index employs a reversion to the mean process to dictate which investment theme to own at any given time.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on the previous page and above.

15

Schedule of Investments	November 30, 2019
Global X MLP & Energy Infrastructure ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 75.6%
Energy — 75.6%
Antero Midstream (A)	2,701,571	$12,373,195
Archrock	1,412,337	11,877,754
Cheniere Energy *	458,526	27,759,164
Enbridge^	1,451,503	55,157,114
EnLink Midstream (A)	2,433,171	11,557,562
Equitrans Midstream	1,917,311	19,115,591
Kinder Morgan	2,762,482	54,172,272
ONEOK	707,163	50,243,931
Pembina Pipeline (A)	1,130,080	39,552,800
Plains GP Holdings, Cl A	1,585,411	27,697,130
Tallgrass Energy, Cl A	1,416,897	25,376,625
Targa Resources	732,923	26,773,677
TC Energy	1,102,518	56,151,242
Williams	1,983,633	45,068,142
TOTAL COMMON STOCK
(Cost $521,147,823)		462,876,199

MASTER LIMITED PARTNERSHIPS — 24.3%
Energy — 24.3%
Cheniere Energy Partners	66,262	2,575,604
Crestwood Equity Partners	80,635	2,557,742
DCP Midstream	125,523	2,649,790
Enable Midstream Partners	142,832	1,312,626
Energy Transfer	2,517,559	29,732,372

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments	November 30, 2019
Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Enterprise Products Partners	1,059,747	$27,892,541
EQM Midstream Partners	135,281	3,134,461
Genesis Energy	178,407	3,391,517
Holly Energy Partners	73,691	1,647,731
Magellan Midstream Partners	374,034	21,869,768
MPLX	640,563	15,149,315
NuStar Energy	159,773	4,508,794
Phillips 66 Partners	94,144	5,246,645
Plains All American Pipeline	771,780	13,428,972
Shell Midstream Partners	202,023	3,971,772
TC PipeLines	97,941	3,818,720
Western Midstream Partners	329,609	5,843,968
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $151,762,904)		148,732,338

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $1,813,893)	1,813,893	1,813,893

REPURCHASE AGREEMENT(B) — 3.9%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $23,985,486 (collateralized by U.S. Treasury Obligations, ranging in par value $3,287,141- $3,529,905, 2.125%, 08/15/2021, with a total market value of $24,466,571)

(Cost $23,982,327)	$23,982,327	23,982,327
TOTAL INVESTMENTS — 104.1%
(Cost $698,706,947)		$637,404,757

Percentages are based on Net Assets of $612,299,814.

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments	November 30, 2019
Global X MLP & Energy Infrastructure ETF

*	Non-income producing security.
^	Canadian security listed on New York and Toronto Stock Exchanges.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $24,717,160.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $25,796,220.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$462,876,199	$—	$—	$462,876,199
Master Limited Partnerships	148,732,338	—	—	148,732,338
Short-Term Investment	1,813,893	—	—	1,813,893
Repurchase Agreement	—	23,982,327	—	23,982,327
Total Investments in Securities	$613,422,430	$23,982,327	$—	$637,404,757

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.6%
BERMUDA— 1.6%
Financials — 1.5%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	40,706	$1,108,424
Aspen Insurance Holdings, 5.625%	37,014	952,370
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	57,109	1,525,952
Enstar Group, 7.000%	15,839	420,050
PartnerRe, 7.250%	44,019	1,190,714
PartnerRe, 6.500%	23,687	627,469
PartnerRe, 5.875%	25,616	650,902
RenaissanceRe Holdings, 5.750%	37,022	975,900
RenaissanceRe Holdings, 5.375%	40,694	1,020,199
		8,471,980

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — 0.1%
Triton International, 8.000%	18,816	$508,032
TOTAL BERMUDA		8,980,012
CANADA— 0.6%
Energy — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	42,546	1,169,589
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	83,683	2,255,257
TOTAL CANADA		3,424,846
GERMANY— 1.3%
Financials — 1.3%
Deutsche Bank Contingent Capital Trust II, 6.550% (A)	111,884	2,846,329
Deutsche Bank Contingent Capital Trust V, 8.050%	194,935	4,957,197
TOTAL GERMANY		7,803,526
NETHERLANDS— 1.2%
Financials — 1.2%
Aegon, 6.375%	140,312	3,500,784
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	35,162	845,646
ING Groep, 6.125%	97,767	2,531,188
TOTAL NETHERLANDS		6,877,618
SPAIN— 0.1%
Financials — 0.1%
Banco Santander, 4.000%, VAR ICE LIBOR USD 3 Month+0.520%	30,991	714,652
TOTAL SPAIN		714,652

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED KINGDOM— 1.2%
Financials — 1.2%
HSBC Holdings, 6.200%	183,623	$4,774,198
Prudential, 6.750%	37,028	991,610
Prudential, 6.500%	44,961	1,204,955
TOTAL UNITED KINGDOM		6,970,763
UNITED STATES— 93.6%
Communication Services — 4.6%
AT&T, 5.625%	115,609	3,075,199
AT&T, 5.350% (A)	186,158	4,845,693
Qwest, 7.000%	34,771	895,701
Qwest, 6.875%	69,328	1,747,759
Qwest, 6.750%	92,044	2,378,417
Qwest, 6.625%	60,608	1,541,867
Qwest, 6.500%	137,107	3,419,449
Qwest, 6.125%	108,318	2,651,625
Telephone & Data Systems, 7.000%	44,406	1,137,238
Telephone & Data Systems, 6.875%	31,698	804,178
Telephone & Data Systems, 5.875%	28,848	717,738
United States Cellular, 7.250%	40,712	1,036,120
United States Cellular, 7.250%	44,942	1,168,492
United States Cellular, 6.950%	51,265	1,308,796
		26,728,272
Consumer Discretionary — 1.6%
Brunswick, 6.625%	18,449	499,230
Brunswick, 6.500%	27,316	739,717
Brunswick, 6.375%	32,423	862,128
Dillard’s Capital Trust I, 7.500%	26,815	702,553
eBay, 6.000%	104,921	2,740,536
Ford Motor, 6.200%	104,870	2,699,354

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
QVC, 6.375%	33,682	$856,196
		9,099,714
Consumer Staples — 0.1%
Energizer Holdings, 7.500%	7,565	791,829
Energy — 0.9%
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month+4.882%	14,958	357,197
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	23,783	546,534
Nabors Industries, 6.000%	21,226	357,021
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	25,500	635,715
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	33,427	795,897
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	57,746	1,266,947
NuStar Logistics, 8.735%, VAR ICE LIBOR USD 3 Month+6.734%	57,416	1,492,242
		5,451,553
Financials — 59.1%
Affiliated Managers Group, 5.875%	41,014	1,077,848
Allied Capital, 6.875%	31,128	801,235
Allstate, 5.625%	42,533	1,084,166
Allstate, 5.625%	80,103	2,126,735
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	69,429	1,823,205
American Financial Group, 6.250%	20,824	526,847
American Financial Group, 5.875%	17,215	462,223
American International Group, 5.850%	73,464	1,936,511
Apollo Global Management, 6.375%	44,933	1,190,725
Apollo Global Management, 6.375%	41,188	1,075,831

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Arch Capital Group, 5.450%	49,393	$1,262,979
Arch Capital Group, 5.250%	64,353	1,612,043
Associated Banc-Corp, 5.875%	14,866	400,044
Assurant, 6.500%	10,769	1,398,570
Assured Guaranty Municipal Holdings, 6.250%	34,017	891,245
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	120,922	3,325,355
Axis Capital Holdings, 5.500%	76,457	1,935,127
Axis Capital Holdings, 5.500%	31,679	794,192
Bank of America, 7.250%	10,891	16,118,680
Bank of America, 6.500%	155,787	3,981,916
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	147,416	3,928,636
Bank of America, 6.200%	156,254	4,087,605
Bank of America, 6.000%	127,480	3,364,197
Bank of America, 6.000%	191,748	5,211,711
Bank of America, 5.875%	119,720	3,226,454
Bank of America, 5.375%	196,751	5,194,226
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	59,853	1,401,159
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	46,787	1,135,053
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	29,363	679,460
Bank of New York Mellon, 5.200%	81,986	2,103,761
BB&T, 5.625%	64,478	1,688,034
BB&T, 5.200%	69,336	1,747,267
BB&T, 5.200%	64,382	1,622,426
Brighthouse Financial, 6.600%	60,799	1,621,509
Brighthouse Financial, 6.250%	51,736	1,341,514
Brightsphere Investment Group, 5.125%	16,131	401,017

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, Ser D, 6.700%	70,208	$1,756,604
Capital One Financial, Ser C, 6.250%	69,333	1,734,712
Capital One Financial, 6.200%	69,376	1,789,901
Capital One Financial, 6.000%	69,414	1,820,729
Capital One Financial, Ser B, 6.000%	122,561	3,099,568
Capital One Financial, 5.200%	83,529	2,112,448
Charles Schwab, 6.000%	83,586	2,159,862
Charles Schwab, 5.950%	104,900	2,735,792
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	133,354	3,816,592
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	210,686	5,901,315
Citigroup, 6.300%	145,319	3,785,560
Citigroup Capital XIII, 8.306%, VAR ICE LIBOR USD 3 Month+6.370%	317,215	8,758,306
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	42,624	1,175,996
Commerce Bancshares, 6.000%	19,699	512,174
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	64,486	1,815,281
First Republic Bank, 5.500%	22,408	577,678
First Republic Bank, 5.500%	44,933	1,189,826
First Republic Bank, 5.125%	28,013	728,338
Globe Life, 6.125%	44,951	1,206,035
GMAC Capital Trust I, Ser 2, 7.695%, VAR ICE LIBOR USD 3 Month+5.785%	376,870	9,772,239
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	97,856	2,703,761
Goldman Sachs Group, 6.300%	94,248	2,469,298
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	140,355	3,694,144

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	108,163	$2,524,524
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	29,972	683,661
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	105,586	2,276,434
Hanover Insurance Group, 6.350%	23,273	597,302
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	83,744	2,373,305
Hartford Financial Services Group, 6.000%	51,122	1,372,626
Huntington Bancshares, 6.250%	83,614	2,180,653
IBERIABANK, 6.100%, VAR ICE LIBOR USD 3 Month+3.859%	13,568	360,502
JPMorgan Chase, 6.150%	161,633	4,142,654
JPMorgan Chase, 6.125%	201,330	5,083,583
JPMorgan Chase, 6.100%	200,620	5,135,872
JPMorgan Chase, 6.000% (A)	261,048	7,220,588
JPMorgan Chase, 5.750%	239,207	6,415,532
JPMorgan Chase, 5.450%	127,206	3,181,422
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	69,538	1,992,264
KeyCorp, 5.650%	60,768	1,571,460
KeyCorp, 5.625%	62,327	1,611,776
KKR, 6.750%	51,755	1,359,086
Legg Mason, 6.375%	37,029	976,455
Legg Mason, 5.450%	69,371	1,762,717
MetLife, 5.625%	112,748	2,972,037
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	83,492	2,028,856
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	120,965	3,521,291

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	119,145	$3,419,462
Morgan Stanley, Ser G, 6.625%	70,021	1,772,932
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	140,424	3,910,808
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	140,397	3,914,268
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	155,241	3,457,217
National Rural Utilities Cooperative Finance, 5.500%	33,972	900,598
Navient, 6.000%	42,310	981,592
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	71,638	1,932,794
New York Community Capital Trust V, 6.000%	11,151	559,780
Northern Trust, 5.850%	57,091	1,444,973
Oaktree Capital Group, 6.625%	26,967	734,851
Oaktree Capital Group, 6.550%	35,173	947,209
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	37,020	989,174
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	211,373	5,698,616
PNC Financial Services Group, 5.375%	68,726	1,740,142
Prospect Capital, 6.250%	32,611	827,015
Prudential Financial, 5.750%	80,019	2,045,286
Prudential Financial, 5.700%	99,151	2,532,317
Prudential Financial, 5.625%	78,715	2,077,289
Regions Financial, Ser A, 6.375%	69,376	1,768,394
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	69,483	1,913,562
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	69,499	1,861,183

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	57,146	$1,556,086
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	57,158	1,579,847
SLM, 3.819%, VAR ICE LIBOR USD 3 Month+1.700%	14,798	772,604
State Street, 6.000%	104,801	2,655,657
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	104,935	2,819,603
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	69,424	1,893,193
State Street, 5.250%	70,143	1,757,082
Stifel Financial, 6.250%	22,273	589,566
Stifel Financial, 6.250%	22,165	570,305
Stifel Financial, 5.200%	33,293	863,953
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	29,551	775,418
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	48,125	1,254,138
Unum Group, 6.250%	44,934	1,186,707
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	154,629	4,219,825
US Bancorp, 5.500%	80,091	2,122,412
US Bancorp, 4.500%	69,993	1,765,923
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	139,953	3,006,190
Valley National Bancorp, 5.500%, VAR ICE LIBOR USD 3 Month+3.578%	14,683	391,449
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	41,087	1,098,666
Webster Financial, 5.250%	22,993	582,643

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 7.500%	14,057	$20,523,220
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	117,727	3,389,360
Wells Fargo, 6.000%	141,109	3,647,668
Wells Fargo, 6.000%	113,028	2,859,608
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	247,659	6,689,270
Wells Fargo, 5.700%	141,944	3,657,897
Wells Fargo, 5.625%	96,372	2,515,309
Wells Fargo, 5.500%	165,020	4,278,969
Wells Fargo, 5.250%	87,065	2,198,391
Wells Fargo, 5.200%	105,894	2,666,411
Wells Fargo, 5.125%	93,056	2,348,733
Wells Fargo Real Estate Investment, 6.375% ‡	40,117	1,014,158
WR Berkley, 5.900%	14,033	365,139
WR Berkley, 5.750%	43,428	1,110,454
WR Berkley, 5.700%	27,310	735,185
WR Berkley, 5.625%	52,496	1,325,524
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	20,458	557,685
		346,013,975
Health Care — 2.1%
Avantor, 6.250%	72,615	4,367,066
Change Healthcare, 6.000%	19,518	1,011,813
Danaher, 4.750%	5,796	6,611,729
		11,990,608
Industrials — 2.1%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	35,383	933,757
Colfax, 5.750%	16,524	2,428,863
Fortive, 5.000%	4,945	4,628,207

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
GATX, 5.625%	22,160	$581,035
Pitney Bowes, 6.700%	63,820	1,239,385
Stanley Black & Decker, 5.750%	104,818	2,652,944
		12,464,191
Materials — 0.5%
International Flavors & Fragrances, 6.000%	57,655	2,983,646
Real Estate — 7.6%
American Homes 4 Rent, 6.500% ‡	39,777	1,046,533
American Homes 4 Rent, 6.350% ‡	34,419	895,582
American Homes 4 Rent, 6.250% ‡	17,119	457,591
American Homes 4 Rent, 5.875% ‡	22,871	595,561
Brookfield Property Partners, 6.500%	25,702	655,658
CBL & Associates Properties, Ser D, 7.375% ‡	67,007	732,386
Digital Realty Trust, 6.625% ‡	30,058	795,635
Digital Realty Trust, 6.350% ‡	37,484	967,087
Digital Realty Trust, 5.875% ‡	37,452	947,536
Digital Realty Trust, 5.850% ‡	29,509	788,185
Digital Realty Trust, 5.250% ‡	29,535	745,759
EPR Properties, 5.750% ‡	20,785	535,837
Federal Realty Investment Trust, 5.000% ‡	22,029	564,383
Kimco Realty, 5.500% ‡	33,295	840,366
Kimco Realty, 5.250% ‡	39,100	1,003,697
Kimco Realty, 5.125% ‡	33,287	843,160
National Retail Properties, 5.200% ‡	51,713	1,305,753
Office Properties Income Trust, 5.875% ‡	46,434	1,189,639
PS Business Parks, 5.750% ‡	34,431	870,416
PS Business Parks, 5.250% ‡	34,008	864,143
PS Business Parks, 5.200% ‡	29,534	748,687
PS Business Parks, 5.200% ‡	28,043	708,366

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 5.875% ‡	26,600	$672,980
Public Storage, 5.600% ‡	40,413	1,091,151
Public Storage, 5.400% ‡	44,937	1,154,881
Public Storage, 5.375% ‡	70,936	1,791,843
Public Storage, 5.200% ‡	33,295	838,701
Public Storage, 5.200% ‡	69,330	1,745,729
Public Storage, 5.150% ‡	41,438	1,067,443
Public Storage, 5.125% ‡	29,541	752,114
Public Storage, 5.050% ‡	44,923	1,144,638
Public Storage, 4.950% ‡	48,746	1,226,937
Public Storage, 4.900% ‡	52,477	1,319,797
QTS Realty Trust, 6.500% ‡	11,069	1,397,240
RLJ Lodging Trust, 1.950% ‡	48,307	1,376,267
Senior Housing Properties Trust, 6.250% ‡	37,456	954,379
Senior Housing Properties Trust, 5.625% ‡	52,471	1,265,600
SL Green Realty, 6.500% ‡	34,445	887,992
Spirit Realty Capital, 6.000% ‡	25,495	650,122
VEREIT, Ser F, 6.700% ‡	136,389	3,438,367
Vornado Realty Trust, 5.700% ‡	44,935	1,139,552
Vornado Realty Trust, 5.400% ‡	44,923	1,132,509
Vornado Realty Trust, 5.250% ‡	47,877	1,227,566
Washington Prime Group, 7.500% ‡	14,656	330,933
		44,708,701
Utilities — 15.0%
Alabama Power, 5.000%	37,023	964,079
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	51,905	1,432,578
American Electric Power, 6.125%	56,382	3,000,086
Aqua America, 6.000%	48,286	2,873,500
CenterPoint Energy, 7.000%	68,573	3,094,014

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
CMS Energy, 5.875%	87,927	$2,325,669
CMS Energy, 5.875%	41,450	1,101,741
CMS Energy, 5.625%	29,550	768,005
Dominion Energy, 7.250%	49,269	5,200,343
Dominion Energy, 5.250%	111,982	2,852,182
DTE Energy, 6.000%	41,971	1,113,071
DTE Energy, 5.375%	44,940	1,143,723
DTE Energy, 5.250%	28,045	702,527
DTE Energy, 5.250%	57,100	1,470,896
Duke Energy, 5.750%	140,401	3,786,615
Duke Energy, 5.625%	69,457	1,855,891
Duke Energy, 5.125%	69,360	1,749,953
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	63,597	1,510,429
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	111,894	2,698,883
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	64,330	1,484,736
Entergy Arkansas, 4.875%	58,539	1,492,744
Entergy Louisiana, 4.875%	39,988	1,020,494
Entergy Mississippi, 4.900%	38,485	1,006,383
Georgia Power, 5.000%	39,988	1,011,296
NextEra Energy Capital Holdings, 5.650%	96,089	2,548,280
NextEra Energy Capital Holdings, 5.250%	79,384	2,032,230
NextEra Energy Capital Holdings, 5.125%	69,346	1,737,117
NextEra Energy Capital Holdings, 5.000%	64,384	1,611,532
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	69,481	1,892,662
PPL Capital Funding, Ser B, 5.900%	64,401	1,642,225
SCE Trust II, 5.100%	59,980	1,459,313

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	41,193	$996,459
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	48,736	1,167,715
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	44,920	1,090,658
SCE Trust VI, 5.000%	67,829	1,573,633
Sempra Energy, 6.750%	20,465	2,408,935
Sempra Energy, 6.000%	61,295	7,227,293
Sempra Energy, 5.750%	105,971	2,792,336
South Jersey Industries, 7.250%	21,310	1,079,565
Southern, 6.250%	140,352	3,643,538
Southern, 5.250%	111,983	2,858,926
Southern, 5.250%	64,409	1,650,159
Spire, 5.900%	34,010	899,564
Tennessee Valley Authority, 3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	41,108	1,064,697
Tennessee Valley Authority, 3.360%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	35,509	902,639
		87,939,314
TOTAL UNITED STATES		548,171,803
TOTAL PREFERRED STOCK
(Cost $576,040,141)		582,943,220

SHORT-TERM INVESTMENT(B)(C)— 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $120,093)	120,093	120,093

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments	November 30, 2019
Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $1,588,017 (collateralized by U.S. Treasury Obligations, ranging in par value $217,633 - $233,706, 2.125%, 08/15/2021, with a total market value of $1,619,869)

(Cost $1,587,807)	$1,587,807	$1,587,807

TOTAL INVESTMENTS — 99.9%
(Cost $577,748,041)		$584,651,120

Percentages are based on Net Assets of $585,150,138.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,668,103.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $1,707,900.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$582,943,220	$—	$—	$582,943,220
Short-Term Investment	120,093	—	—	120,093
Repurchase Agreement	—	1,587,807	—	1,587,807
Total Investments in Securities	$583,063,313	$1,587,807	$—	$584,651,120

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments	November 30, 2019
Global X SuperDividend® Alternatives ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
CLOSED-END FUNDS — 31.8%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	55,577	$710,830
BlackRock Income Trust	112,349	676,341
Brookfield Real Assets Income Fund	30,048	658,652
Eaton Vance Risk-Managed Diversified Equity Income Fund	73,784	688,405
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	70,646	724,828
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (A)	47,123	699,305
Morgan Stanley Emerging Markets Domestic Debt Fund	102,175	699,899
Nuveen Mortgage and Income Fund (A)	29,523	658,953
Stone Harbor Emerging Markets Income Fund (A)	52,315	689,512
Templeton Emerging Markets Income Fund	75,711	668,528
Voya Global Equity Dividend and Premium Opportunity Fund	113,609	696,423
Western Asset Emerging Markets Debt Fund	49,066	690,359
Western Asset Mortgage Defined Opportunity Fund	31,264	650,291

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments	November 30, 2019
Global X SuperDividend® Alternatives ETF

	Shares	Value

TOTAL CLOSED-END FUNDS
(Cost $9,100,365)		$8,912,326
COMMON STOCK — 30.0%
Energy — 2.9%
Kinder Morgan	20,446	400,946
ONEOK	5,768	409,816
		810,762
Financials — 18.3%
Apollo Investment	25,974	438,441
Ares Capital	22,422	419,964
BlackRock Capital Investment	83,116	411,424
BlackRock TCP Capital	30,911	447,591
Hercules Capital	31,300	448,529
Main Street Capital (A)	9,709	418,555
New Mountain Finance	30,897	417,110
PennantPark Floating Rate Capital	36,227	455,012
PennantPark Investment	66,700	412,206
Prospect Capital	63,317	412,827
Solar Capital	20,316	421,557
TPG Specialty Lending	20,107	434,110
		5,137,326
Utilities — 8.8%
Avista	8,674	410,107
CenterPoint Energy	14,104	346,394
Dominion Energy	5,223	434,083
Duke Energy	4,394	387,419
PPL	13,383	455,423
Southern	6,847	424,446
		2,457,872
TOTAL COMMON STOCK
(Cost $8,390,600)		8,405,960

EXCHANGE TRADED FUND — 22.9%
Global X SuperDividend REIT ETF (A) (B)	419,203	6,423,112

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments	November 30, 2019
Global X SuperDividend® Alternatives ETF

	Shares	Value
TOTAL EXCHANGE TRADED FUND
(Cost $6,240,616)		$6,423,112

MASTER LIMITED PARTNERSHIPS — 10.4%
Energy — 9.0%
Alliance Resource Partners	26,524	278,502
Black Stone Minerals	29,836	354,153
Enable Midstream Partners	35,130	322,845
Holly Energy Partners	16,776	375,111
MPLX	15,235	360,308
Sunoco	13,378	416,724
USA Compression Partners	24,424	401,531
		2,509,174
Utilities — 1.4%
Suburban Propane Partners	17,766	398,314
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,217,868)		2,907,488

BUSINESS DEVELOPMENT COMPANIES — 4.4%
Goldman Sachs BDC	20,657	432,351
Golub Capital BDC	22,286	409,171
TCG BDC	29,116	394,813
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,335,614)		1,236,335

SHORT-TERM INVESTMENT (C)(D)— 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $409,407)	409,407	409,407

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments	November 30, 2019
Global X SuperDividend® Alternatives ETF

	Face Amount	Value
REPURCHASE AGREEMENT (C)— 19.3%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19 , repurchase price $5,413,672 (collateralized by U.S. Treasury Obligations, ranging in par value $741,928  - $796,721, 2.125%, 08/15/2021, with a total market value of $5,522,254)

(Cost $5,412,958)	$5,412,958	$5,412,958

TOTAL INVESTMENTS — 120.3%
(Cost $34,107,428)		$33,707,586

Percentages are based on Net Assets of $28,012,092.

(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $5,678,657.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $5,822,365.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

BDC — Business Development Companies
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,912,326	$—	$—	$8,912,326
Common Stock	8,405,960	—	—	8,405,960
Exchange Traded Fund	6,423,112	—	—	6,423,112
Master Limited Partnerships	2,907,488	—	—	2,907,488
Business Development Companies	1,236,335	—	—	1,236,335
Short-Term Investment	409,407	—	—	409,407
Repurchase Agreement	—	5,412,958	—	5,412,958
Total Investments in Securities	$28,294,628	$5,412,958	$—	$33,707,586

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments	November 30, 2019
Global X SuperDividend® Alternatives ETF

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 11/30/2019	Shares	Dividend Income
Global X SuperDividend® REIT ETF	$3,686,838	$2,890,751	$(359,237)	$185,784	$18,976	$6,423,112	419,203	$382,055

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments	November 30, 2019
Global X S&P 500® Quality Dividend ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
UNITED KINGDOM— 1.5%
Real Estate — 1.5%
Healthpeak Properties ‡	3,892	$135,753
UNITED STATES— 98.2%
Communication Services — 1.1%
Viacom, Cl B	4,254	102,394
Consumer Discretionary — 13.5%
Best Buy	1,864	150,313
Carnival	2,312	104,225
Darden Restaurants	1,045	123,770
Garmin	1,543	150,736
Genuine Parts	1,193	124,513
Kohl’s	2,617	123,025
Ralph Lauren, Cl A	1,096	117,645
Target	1,402	175,264
Tiffany	1,374	183,841
Total Consumer Discretionary		1,253,332

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments	November 30, 2019
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.4%
Archer-Daniels-Midland	3,012	$129,305
Coca-Cola	2,437	130,137
Molson Coors Brewing, Cl B	2,276	114,892
PepsiCo	943	128,088
Procter & Gamble	1,107	135,120
Walgreens Boots Alliance	2,379	141,788
Total Consumer Staples		779,330
Energy — 9.8%
Baker Hughes, Cl A	5,644	126,538
Chevron	1,018	119,238
Exxon Mobil	1,683	114,663
HollyFrontier	3,099	159,754
Occidental Petroleum	2,492	96,116
Phillips 66	1,459	167,377
Schlumberger	3,420	123,804
Total Energy		907,490
Financials — 15.2%
American International Group	2,345	123,487
Ameriprise Financial	803	131,588
Bank of New York Mellon	2,811	137,655
BlackRock, Cl A	280	138,574
Fifth Third Bancorp	4,566	137,848
Franklin Resources	3,683	101,246
Huntington Bancshares	9,362	139,400
Principal Financial Group	2,238	123,314
Prudential Financial	1,238	115,902
T Rowe Price Group	1,162	143,576
Unum Group	3,717	114,261
Total Financials		1,406,851
Health Care — 8.7%
Amgen	710	166,652
Bristol-Myers Squibb	2,584	147,132

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments	November 30, 2019
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	1,885	$126,747
Johnson & Johnson	893	122,779
Merck	1,510	131,642
Pfizer	2,873	110,668
Total Health Care		805,620
Industrials — 11.8%
3M	751	127,497
CH Robinson Worldwide	1,494	114,814
Cummins	763	139,522
Eaton	1,571	145,318
Fastenal	3,889	138,137
Illinois Tool Works	826	143,997
Johnson Controls International	3,080	131,916
Rockwell Automation	799	156,476
Total Industrials		1,097,677
Information Technology — 16.9%
Cisco Systems	2,248	101,857
Corning	3,975	115,434
Intel	2,707	157,141
Juniper Networks	4,612	115,577
KLA	1,139	186,637
Lam Research	706	188,382
NetApp	2,014	122,028
Paychex	1,420	122,290
QUALCOMM	1,819	151,977
Seagate Technology	2,825	168,596
Texas Instruments	1,147	137,881
Total Information Technology		1,567,800
Materials — 6.0%
Celanese, Cl A	1,200	150,684
Dow	2,402	128,195
Nucor	2,418	136,278

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments	November 30, 2019
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	1,311	$146,701
Total Materials		561,858
Real Estate — 6.8%
Apartment Investment & Management, Cl A ‡	2,446	131,521
AvalonBay Communities ‡	601	128,860
Host Hotels & Resorts ‡	6,711	117,375
Kimco Realty ‡	6,677	144,358
Public Storage ‡	506	106,604
Total Real Estate		628,718
TOTAL UNITED STATES		9,111,070
TOTAL COMMON STOCK
(Cost $8,550,685)		9,246,823
TOTAL INVESTMENTS — 99.7%
(Cost $8,550,685)		$9,246,823

Percentages are based on Net Assets of $9,278,206

‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments	November 30, 2019
Global X TargetIncomeTM 5 ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	11,147	$191,394
Global X U.S. Preferred ETF (A)	9,676	240,642
iShares 20+ Year Treasury Bond ETF	820	115,145
SPDR Blackstone	5,258	243,077
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,497	181,126
Xtrackers USD High Yield Corporate Bond ETF	4,817	240,176
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,226,047)		1,211,560

TOTAL INVESTMENTS — 100.0%
(Cost $1,226,047)		$1,211,560

Percentages are based on Net Assets of $1,211,717.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
EM — Emerging Markets
SPDR — Standard & Poor’s Depository Receipts
USD — U.S. Dollar

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments	November 30, 2019
Global X TargetIncomeTM 5 ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/Loss	Value at 11/30/2019	Shares	Dividend Income
Global X SuperDividend® ETF	$459,486	$197,944	$(420,115)	$14,923	$(60,844)	$191,394	11,147	$20,445
Global X SuperDividend® U.S. ETF	$360,810	$67,667	$(419,981)	$10,499	$(18,995)	$-	-	$12,024
Global X U.S. Preferred ETF	$462,559	$15,111	$(269,419)	$30,986	$1,405	$240,642	9,676	$19,511
Totals:	$1,282,855	$280,722	$(1,109,515)	$56,408	$(78,434)	$432,036	20,823	$51,980

The accompanying notes are an integral part of the financial statements.
44

Schedule of Investments	November 30, 2019
Global X TargetIncomeTM Plus 2 ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X U.S. Preferred ETF (A)	78,421	$1,950,330
iShares Core U.S. Aggregate Bond ETF	17,161	1,936,791
Schwab US TIPS ETF	25,577	1,449,704
SPDR Blackstone	42,611	1,969,907
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,854	489,439
Xtrackers USD High Yield Corporate Bond ETF	39,035	1,946,285
TOTAL EXCHANGE TRADED FUNDS
(Cost $9,736,495)		9,742,456

TOTAL INVESTMENTS — 100.0%
(Cost $9,736,495)		$9,742,456

Percentages are based on Net Assets of $9,747,091.

(A)	Affiliated investment.

ETF — Exchange Traded Fund
EM — Emerging Markets
SPDR — Standard & Poor’s Depository Receipts
TIPS — Treasury Inflation Protected Security
USD — U.S. Dollar

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments	November 30, 2019
Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/Loss	Value at 11/30/2019	Shares	Dividend Income
Global X SuperDividend® ETF	$459,620	$11,956	$(431,321)	$37,282	$(77,537)	$-	-	$18,125
Global X U.S. Preferred ETF	$462,697	$1,732,651	$(270,068)	$24,855	$195	$1,950,330	78,421	$27,415
Global X SuperDividend® U.S. ETF	$120,050	$109,185	$(232,121)	$3,121	$(235)	$-	-	$4,034
Totals:	$1,042,367	$1,853,792	$(933,510)	$65,258	$(77,577)	$1,950,330	78,421	$49,574

The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM— 0.3%
Real Estate — 0.3%
Healthpeak Properties ‡	15,176	$529,339
UNITED STATES— 99.6%
Communication Services — 2.4%
Altice USA, Cl A *	10,575	270,508
AT&T	31,976	1,195,263
Cable One	155	237,925
Liberty Broadband, Cl C *	497	59,387
Omnicom Group	716	56,908
Snap, Cl A *	38,529	587,567
T-Mobile US *	766	60,169
Verizon Communications	18,348	1,105,284
Viacom, Cl B	33,914	816,310
Walt Disney	419	63,512
Zynga, Cl A *	26,241	163,481
Total Communication Services		4,616,314

The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.1%
AutoZone *	986	$1,161,429
Bright Horizons Family Solutions *	2,415	363,506
Carnival	16,918	762,664
Chipotle Mexican Grill, Cl A *	1,271	1,034,492
Cracker Barrel Old Country Store	5,144	790,839
Dollar General	7,134	1,122,606
Dunkin’ Brands Group	735	56,264
Ford Motor	80,817	732,202
Gap	42,390	704,098
Garmin	12,135	1,185,468
General Motors	20,333	731,988
Genuine Parts	528	55,107
Goodyear Tire & Rubber	47,506	759,621
L Brands	42,221	808,110
Macy’s	47,506	727,792
McDonald’s	5,255	1,021,992
NVR *	118	447,443
PulteGroup	8,475	336,034
Qurate Retail, Cl A *	74,211	702,036
Starbucks	44,859	3,832,304
Toll Brothers	18,204	731,255
TopBuild *	1,628	179,536
Yum! Brands	9,280	934,218
Total Consumer Discretionary		19,181,004
Consumer Staples — 7.9%
Church & Dwight	727	51,064
Coca-Cola	17,654	942,724
Estee Lauder, Cl A	6,386	1,248,271
Flowers Foods	34,098	734,130
Hershey	6,346	940,223
Keurig Dr Pepper	1,988	61,509
Molson Coors Brewing, Cl B	12,515	631,757
Mondelez International, Cl A	44,457	2,335,771

The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	8,126	$1,103,755
Performance Food Group *	4,798	225,794
Procter & Gamble	31,080	3,793,625
Sysco	14,167	1,141,152
US Foods Holding *	16,099	640,257
Walmart	9,360	1,114,682
Total Consumer Staples		14,964,714
Energy — 2.5%
Baker Hughes, Cl A	32,195	721,812
Chevron	466	54,583
Exxon Mobil	3,365	229,257
Marathon Oil	61,981	722,079
Murphy Oil	37,042	852,336
Occidental Petroleum	17,343	668,920
Phillips 66	6,828	783,308
Tallgrass Energy, Cl A	38,910	696,878
Total Energy		4,729,173
Financials — 26.9%
AGNC Investment ‡	63,901	1,106,765
Ally Financial	24,161	769,286
American Financial Group	7,189	788,705
Annaly Capital Management ‡	116,345	1,085,499
Arch Capital Group *	16,112	676,221
Associated Banc-Corp	36,048	772,869
Assured Guaranty	16,009	794,847
Athene Holding, Cl A *	17,729	798,160
AXA Equitable Holdings	33,022	816,964
Bank OZK	24,829	736,925
Blackstone Group, Cl A	20,180	1,094,160
Blackstone Mortgage Trust, Cl A ‡	50,998	1,868,057
Brighthouse Financial *	19,509	802,990
Capital One Financial	8,024	802,480

The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Chimera Investment ‡	39,755	$809,809
Cincinnati Financial	6,941	743,034
CIT Group	16,729	761,504
Citigroup	10,275	771,858
Citizens Financial Group	20,691	795,776
CME Group, Cl A	272	55,143
Comerica	11,319	796,971
Erie Indemnity, Cl A	748	126,636
Fifth Third Bancorp	26,333	794,993
First Horizon National	46,409	746,257
FNB	61,167	759,694
Goldman Sachs Group	3,523	779,816
Hancock Whitney	18,495	751,082
Hanover Insurance Group	5,595	760,528
Huntington Bancshares	51,444	766,001
IBERIABANK	10,045	733,185
Invesco	43,079	756,467
Jefferies Financial Group	38,973	814,536
KeyCorp	40,835	791,791
Lincoln National	12,043	711,139
MarketAxess Holdings	1,225	494,679
MetLife	15,992	798,161
MFA Financial ‡	244,996	1,876,669
Morgan Stanley	16,214	802,269
Navient	57,531	825,570
New Residential Investment ‡	47,053	729,321
Old Republic International	31,130	702,293
PacWest Bancorp	19,969	743,646
People’s United Financial	43,941	725,027
PNC Financial Services Group	5,087	779,379
Principal Financial Group	12,983	715,363
Progressive	10,883	795,003
Prudential Financial	8,128	760,943

The accompanying notes are an integral part of the financial statements.
50

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regions Financial	45,726	$760,881
Starwood Property Trust ‡	75,753	1,855,949
State Street	11,293	848,104
Sterling Bancorp	36,960	754,723
SunTrust Banks	10,783	763,868
Synchrony Financial	21,213	793,578
Synovus Financial	21,572	821,677
TCF Financial	19,680	836,203
Two Harbors Investment ‡	3,953	57,477
Umpqua Holdings	45,921	751,727
United Bankshares	18,786	711,426
Unum Group	25,432	781,780
Valley National Bancorp	64,228	743,760
Wells Fargo	14,615	795,933
White Mountains Insurance Group	50	55,346
Willis Towers Watson	4,178	820,726
WR Berkley	4,828	328,304
Zions Bancorp	15,529	773,034
Total Financials		50,942,967
Health Care — 5.1%
Arrowhead Pharmaceuticals *	2,689	196,324
Chemed	456	196,089
Danaher	21,775	3,178,714
DENTSPLY SIRONA	18,144	1,025,862
Eli Lilly	513	60,200
Johnson & Johnson	8,259	1,135,530
Medtronic	558	62,156
Merck	6,108	532,495
Pfizer	27,455	1,057,566
Quest Diagnostics	534	56,898
Universal Health Services, Cl B	381	53,146
Veeva Systems, Cl A *	3,498	521,832

The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	12,267	$1,478,419
Total Health Care		9,555,231
Industrials — 7.9%
Air Lease, Cl A	16,873	783,413
Armstrong World Industries	1,759	168,899
Cintas	2,565	659,359
Copart *	7,755	690,195
HEICO	1,215	157,816
Ingersoll-Rand	6,377	836,089
Johnson Controls International	22,887	980,250
L3Harris Technologies	274	55,099
Lockheed Martin	2,993	1,170,353
Macquarie Infrastructure	18,545	777,963
Mercury Systems *	1,666	122,035
Northrop Grumman	155	54,524
PACCAR	9,910	806,377
Raytheon	270	58,703
Republic Services, Cl A	18,366	1,628,146
Ryder System	13,843	726,619
TransDigm Group *	1,759	997,529
Verisk Analytics, Cl A	4,915	724,864
WABCO Holdings *	8,277	1,115,326
Waste Management	22,121	2,497,682
Total Industrials		15,011,241
Information Technology — 7.2%
Accenture, Cl A	298	59,946
Alteryx, Cl A *	1,799	204,241
Amdocs	17,232	1,194,178
Anaplan *	2,957	159,441
Automatic Data Processing	342	58,407
Avalara *	2,343	182,824
Black Knight *	1,072	67,547

The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Booz Allen Hamilton Holding, Cl A	3,984	$289,876
Citrix Systems	10,774	1,215,415
Coupa Software *	1,841	282,575
Cypress Semiconductor	11,665	273,544
DXC Technology	26,606	993,202
Entegris	4,599	217,625
Fair Isaac *	719	264,412
Fidelity National Information Services	8,798	1,215,444
Genpact	1,443	58,730
International Business Machines	409	54,990
Jack Henry & Associates	6,940	1,054,464
Keysight Technologies *	4,876	521,878
KLA	5,572	913,028
Manhattan Associates *	2,071	172,949
MAXIMUS	733	54,718
Motorola Solutions	324	54,205
Oracle	1,015	56,982
Paychex	13,285	1,144,104
Seagate Technology	13,268	791,834
Teradyne	5,278	330,350
VMware, Cl A *	4,833	752,112
Xerox Holdings	24,267	944,714
Total Information Technology		13,583,735
Materials — 4.8%
Air Products & Chemicals	7,022	1,659,509
AptarGroup	659	73,887
Ball	14,239	940,628
Ecolab	7,425	1,386,025
LyondellBasell Industries, Cl A	8,438	780,852
Martin Marietta Materials	2,218	595,311
Newmont Goldcorp	1,430	54,912
Nucor	14,055	792,140
Olin	40,325	706,494

The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Royal Gold	5,877	$689,196
Sonoco Products	943	57,080
Vulcan Materials	4,246	602,380
Westrock	19,460	784,822
Total Materials		9,123,236
Real Estate — 15.5%
American Tower, Cl A ‡	16,485	3,528,284
Americold Realty Trust ‡	7,388	277,936
Apple Hospitality REIT ‡	44,680	726,497
Brixmor Property Group ‡	35,382	776,281
CubeSmart ‡	1,595	49,190
EastGroup Properties ‡	1,182	160,977
EPR Properties ‡	9,362	663,953
Equinix ‡	2,521	1,429,029
Equity Commonwealth ‡ *	51,743	1,699,757
Equity LifeStyle Properties ‡	18,777	1,391,000
Equity Residential ‡	13,456	1,145,106
Essex Property Trust ‡	2,257	704,590
Extra Space Storage ‡	4,667	494,935
First Industrial Realty Trust ‡	3,541	150,776
Host Hotels & Resorts ‡	44,176	772,638
Invitation Homes ‡	15,011	458,286
Kimco Realty ‡	35,012	756,959
Medical Properties Trust ‡	47,678	989,795
Mid-America Apartment Communities ‡	3,642	495,713
Omega Healthcare Investors ‡	5,687	239,025
Outfront Media ‡	4,488	112,110
Park Hotels & Resorts ‡	31,223	738,424
PS Business Parks ‡	766	135,268
Public Storage ‡	229	48,246
Realty Income ‡	9,135	700,015
Rexford Industrial Realty ‡	4,194	200,725
RLJ Lodging Trust ‡	44,100	753,669

The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sabra Health Care ‡	31,090	$692,685
SBA Communications, Cl A ‡	4,149	981,114
Service Properties Trust ‡	28,409	661,646
Spirit Realty Capital ‡	15,212	797,109
STORE Capital ‡	6,363	259,038
Sun Communities ‡	4,876	803,126
Sunstone Hotel Investors ‡	53,553	749,742
Terreno Realty ‡	2,535	146,320
UDR ‡	7,165	344,278
VEREIT ‡	108,211	1,056,139
VICI Properties ‡	31,475	778,377
Weingarten Realty Investors ‡	25,286	805,106
Welltower ‡	13,563	1,147,023
WP Carey ‡	7,168	597,955
Total Real Estate		29,418,842
Utilities — 9.3%
Alliant Energy	1,022	54,166
Ameren	712	52,923
American Electric Power	16,479	1,505,357
American States Water	1,393	118,809
American Water Works	6,344	767,814
Black Hills	1,596	122,206
CenterPoint Energy	1,854	45,534
CMS Energy	9,149	560,834
Consolidated Edison	585	50,831
DTE Energy	424	52,975
Duke Energy	2,935	258,779
Entergy	8,532	993,039
Evergy	983	62,194
Eversource Energy	12,712	1,050,520
Exelon	1,201	53,324
FirstEnergy	15,058	718,116
Hawaiian Electric Industries	26,505	1,157,473

The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments	November 30, 2019
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
National Fuel Gas	1,204	$54,204
NextEra Energy	16,214	3,791,157
NorthWestern	1,453	103,991
PNM Resources	2,202	106,687
Portland General Electric	2,279	126,507
PPL	24,120	820,804
Southern	46,848	2,904,107
WEC Energy Group	11,395	1,010,167
Xcel Energy	17,742	1,090,956
Total Utilities		17,633,474
TOTAL UNITED STATES		188,759,931
TOTAL COMMON STOCK
(Cost $179,778,614)		189,289,270
TOTAL INVESTMENTS — 99.9%
(Cost $179,778,614)		$189,289,270

Percentages are based on Net Assets of $189,563,866.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
56

Statements of Assets and Liabilities
November 30, 2019

	Global X MLP & Energy Infrastructure ETF		Global X U.S. Preferred ETF		Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
Assets:
Cost of Investments	$674,724,620		$576,160,234		$22,453,854		$8,550,685
Cost of Repurchase Agreement	23,982,327		1,587,807		5,412,958		—
Cost of Affiliated Investments	—		—		6,240,616		—
Investments, at Value	$613,422,430	*	$583,063,313	*	$21,871,516	*	$9,246,823
Repurchase Agreement, at Value	23,982,327		1,587,807		5,412,958		—
Affiliated Investments, at Value	—		—		6,423,112		—
Cash	372,407		—		70,107		9,278
Receivable for Investment Securities Sold	28,622,810		—		—		—
Receivable for Capital Shares Sold	2,804,800		6,210,124		—		—
Dividend and Interest Receivable	960,372		3,254,436		74,460		23,674
Due from Broker	—		17,220		—		—
Reclaim Receivable	1,485		300		—		—
Total Assets	670,166,631		594,133,200		33,852,153		9,279,775
Liabilities:
Obligation to Return Securities Lending Collateral	25,796,220		1,707,900		5,822,365		—
Payable for Investment Securities Purchased	31,828,833		6,178,487		—		—
Payable due to Investment Adviser	219,720		105,747		17,696		1,569
Due to Broker	22,044		—		—		—
Cash Overdraft	—		990,928		—		—
Total Liabilities	57,866,817		8,983,062		5,840,061		1,569
Net Assets	$612,299,814		$585,150,138		$28,012,092		$9,278,206
Net Assets Consist of:
Paid-in Capital	$789,845,134		$579,587,855		$28,394,322		$8,763,417
Total Distributable Earnings/(Loss)	(177,545,320)		5,562,283		(382,230)		514,789
Net Assets	$612,299,814		$585,150,138		$28,012,092		$9,278,206
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	54,900,000		23,600,000		1,900,000		350,002
Net Asset Value, Offering and Redemption Price Per Share	$11.15		$24.79		$14.74		$26.51
*Includes Market Value of Securities on Loan	$24,717,160		$1,668,103		$5,678,657		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
57

Statements of Assets and Liabilities
November 30, 2019

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Assets:
Cost of Investments	$772,941	$7,782,246	$179,778,614
Cost of Affiliated Investments	453,106	1,954,249	—
Investments, at Value	$779,524	$7,792,126	$189,289,270
Affiliated Investments, at Value	432,036	1,950,330	—
Cash	546	7,758	—
Dividend and Interest Receivable	—	—	357,177
Total Assets	1,212,106	9,750,214	189,646,447
Liabilities:
Payable due to Investment Adviser	389	3,123	41,257
Cash Overdraft	—	—	41,324
Total Liabilities	389	3,123	82,581
Net Assets	$1,211,717	$9,747,091	$189,563,866
Net Assets Consist of:
Paid-in Capital	$1,296,582	$9,793,364	$180,221,765
Total Distributable Earnings/(Loss)	(84,865)	(46,273)	9,342,101
Net Assets	$1,211,717	$9,747,091	$189,563,866
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,002	400,002	7,350,002
Net Asset Value, Offering and Redemption Price Per Share	$24.23	$24.37	$25.79
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
58

Statements of Operations
For the year ended November 30, 2019

	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Investment Income:
Dividend Income	$26,614,976	$19,073,836	$1,164,380	$218,904
Dividend Income, from Affiliated Investments	—	—	382,055	—
Interest Income	12,196	15,993	439	—
Security Lending Income	127,977	11,232	45,742	—
Less: Foreign Taxes Withheld	(1,411,870)	(10,893)	—	(89)
Total Investment Income	25,343,279	19,090,168	1,592,616	218,815
Supervision and Administration Fees(1)	3,271,799	755,984	167,135	20,438
Custodian Fees(2)	6,516	16,714	508	27
Total Expenses	3,278,315	772,698	167,643	20,465
Waiver of Supervision and Administration Fees	–	–	–	(1,485)
Net Expenses	3,278,315	772,698	167,643	18,980
Net Investment Income	22,064,964	18,317,470	1,424,973	199,835
Net Realized Gain (Loss) on:
Investments(3)	(4,353,061)	1,226,274	312,348	197,625
Affiliated Investments	—	—	18,976	—
Net Realized Gain (Loss) on Investments	(4,353,061)	1,226,274	331,324	197,625
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(23,439,187)	16,220,217	(13,991)	740,007
Affiliated Investments	—	—	185,784	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,439,187)	16,220,217	171,793	740,007
Net Realized and Unrealized Gain (Loss) on Investments	(27,792,248)	17,446,491	503,117	937,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,727,284)	$35,763,961	$1,928,090	$1,137,467

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
59

Statements of Operations
For the year ended November 30, 2019

	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Investment Income:
Dividend Income	$52,856	$81,463	$5,745,032
Dividend Income, from Affiliated Investments	51,980	49,574	—
Less: Foreign Taxes Withheld	—	—	(2,175)
Total Investment Income	104,836	131,037	5,742,857
Supervision and Administration Fees(1)	6,406	10,725	397,375
Tax Expense	153	126	—
Custodian Fees(2)	—	—	3,203
Total Expenses	6,559	10,851	400,578
Net Expenses	6,559	10,851	400,578
Net Investment Income	98,277	120,186	5,342,279
Net Realized Gain (Loss) on:
Investments(3)	3,046	303	1,114,850
Affiliated Investments	(78,434)	(77,577)	—
Net Realized Gain (Loss) on Investments	(75,388)	(77,274)	1,114,850
Net Change in Unrealized Appreciation on:
Investments	47,763	54,826	10,482,959
Affiliated Investments	56,408	65,258	—
Net Change in Unrealized Appreciation on Investments	104,171	120,084	10,482,959
Net Realized and Unrealized Gain on Investments	28,783	42,810	11,597,809
Net Increase in Net Assets Resulting from Operations	$127,060	$162,996	$16,940,088

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
60

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF		Global X U.S. Preferred ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income	$22,064,964	$12,113,906	$18,317,470	$4,898,282
Net Realized Gain (Loss) on Investments (1)	(4,353,061)	(7,555,644)	1,226,274	(694,008)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(23,439,187)	(19,778,970)	16,220,217	(9,302,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,727,284)	(15,220,708)	35,763,961	(5,098,367)
Distributions	(40,058,250)	(19,402,441)	(17,959,180)	(4,563,490)
Return of Capital	(3,644,335)	(4,853,774)	—	—
Capital Share Transactions:
Issued	494,176,845	360,284,760	435,976,798	187,348,034
Redeemed	(372,827,734)	(86,407,153)	(56,945,881)	(15,647,962)
Increase in Net Assets from Capital Share Transactions	121,349,111	273,877,607	379,030,917	171,700,072
Total Increase in Net Assets	71,919,242	234,400,684	396,835,698	162,038,215
Net Assets:
Beginning of Year	540,380,572	305,979,888	188,314,440	26,276,225
End of Year	$612,299,814	$540,380,572	$585,150,138	$188,314,440
Share Transactions:
Issued	40,550,000	27,400,000	17,750,000	7,800,000
Redeemed	(30,200,000)	(6,750,000)	(2,350,000)	(650,000)
Net Increase in Shares Outstanding from Share Transactions	10,350,000	20,650,000	15,400,000	7,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
61

Statements of Changes in Net Assets

	Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2019	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$1,424,973	$866,273	$199,835	$25,456
Net Realized Gain on Investments(2)	331,324	143,910	197,625	534
Net Change in Unrealized Appreciation (Depreciation) on Investments	171,793	(808,145)	740,007	(43,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,928,090	202,038	1,137,467	(17,879)
Distributions	(1,722,480)	(1,065,740)	(188,336)	(22,480)
Capital Share Transactions:
Issued	12,578,798	6,778,230	9,451,209	2,500,050
Redeemed	(1,470,485)	(765,122)	(3,581,825)	—
Increase in Net Assets from Capital Share Transactions	11,108,313	6,013,108	5,869,384	2,500,050
Total Increase in Net Assets	11,313,923	5,149,406	6,818,515	2,459,691
Net Assets:
Beginning of Year	16,698,169	11,548,763	2,459,691	—
End of Year	$28,012,092	$16,698,169	$9,278,206	$2,459,691
Share Transactions:
Issued	850,000	450,000	400,000	100,002
Redeemed	(100,000)	(50,000)	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	750,000	400,000	250,000	100,002

(1)	The Fund commenced operations on July 13, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
62

Statements of Changes in Net Assets

	Global X TargetIncomeTM 5 ETF		Global X TargetIncomeTM Plus 2 ETF
	Year Ended November 30, 2019	Period Ended November 30, 2018(1)	Year Ended November 30, 2019	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$98,277	$46,577	$120,186	$45,916
Net Realized Gain (Loss) on Investments(2)	(75,388)	1,455	(77,274)	593
Net Change in Unrealized Appreciation (Depreciation) on Investments	104,171	(118,658)	120,084	(114,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,060	(70,626)	162,996	(67,614)
Distributions	(106,201)	(33,991)	(129,966)	(33,891)
Capital Share Transactions:
Issued	—	2,500,050	8,525,580	2,500,050
Redeemed	(1,204,575)	—	(1,210,064)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,204,575)	2,500,050	7,315,516	2,500,050
Total Increase (Decrease) in Net Assets	(1,183,716)	2,395,433	7,348,546	2,398,545
Net Assets:
Beginning of Year	2,395,433	—	2,398,545	—
End of Year	$1,211,717	$2,395,433	$9,747,091	$2,398,545
Share Transactions:
Issued	—	100,002	350,000	100,002
Redeemed	(50,000)	—	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,002	300,000	100,002

(1)	The Fund commenced operations on July 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
63

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF
	Year Ended November 30, 2019	Period Ended November 30, 2018(1)
Operations:
Net Investment Income	$5,342,279	$560,116
Net Realized Gain (Loss) on Investments(2)	1,114,850	(49,533)
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,482,959	(972,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,940,088	(461,720)
Distributions	(6,134,537)	(662,778)
Return of Capital	—	(101,182)
Capital Share Transactions:
Issued	80,979,739	103,663,213
Redeemed	(4,658,957)	—
Increase in Net Assets from Capital Share Transactions	76,320,782	103,663,213
Total Increase in Net Assets	87,126,333	102,437,533
Net Assets:
Beginning of Year	102,437,533	—
End of Year	$189,563,866	$102,437,533
Share Transactions:
Issued	3,350,000	4,200,002
Redeemed	(200,000)	—
Net Increase in Shares Outstanding from Share Transactions	3,150,000	4,200,002

(1)	The Fund commenced operations on August 24, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
64

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MLP & Energy Infrastructure ETF
2019	12.13	0.38		(0.63)	(0.25)	(0.67)	—
2018	12.80	0.35		(0.37)	(0.02)	(0.52)	—
2017	14.82	0.31		(1.54)	(1.23)	(0.72)	—
2016	13.47	0.36		1.59	1.95	(0.60)	—
2015	18.92	0.27		(5.15)	(4.88)	(0.33)	—
Global X U.S. Preferred ETF
2019	22.97	1.36		1.83	3.19	(1.37)	—
2018	25.03	1.44		(2.08)	(0.64)	(1.42)	—
2017(1)	25.08	0.44		(0.25)	0.19	(0.24)	—
Global X SuperDividend® Alternatives ETF
2019	14.52	0.94		0.44	1.38	(1.07)	(0.09)
2018	15.40	0.92		(0.64)	0.28	(1.16)	—
2017	14.65	1.04		0.85	1.89	(1.01)	—
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	—
2015(2)	15.04	0.45		(0.76)	(0.31)	(0.30)	—

The accompanying notes are an integral part of the financial statements.
65

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.06)	(0.73)	11.15	(2.34)	612,300	0.45		3.03		36.57
(0.13)	(0.65)	12.13	(0.43)	540,381	0.45		2.65		25.68
(0.07)	(0.79)	12.80	(8.71)	305,980	0.45		2.20		40.42
—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36

—	(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
—	(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

—	(1.16)	14.74	9.89	28,012	0.75		6.39		18.16
—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 11, 2017.
(2)	The Fund commenced operations on July 13, 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
66

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X S&P 500® Quality Dividend ETF
2019	24.60	0.75	1.89	2.64	(0.73)
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)
Global X TargetIncomeTM 5 ETF
2019	23.95	1.43	0.30	1.73	(1.44)
2018(2)	25.00	0.48	(1.19)	(0.71)	(0.34)
Global X TargetIncomeTM Plus 2 ETF
2019	23.98	1.06	0.67	1.73	(1.33)
2018(2)	25.00	0.47	(1.15)	(0.68)	(0.34)
Global X Adaptive U.S. Factor ETF
2019	24.39	0.89	1.53	2.42	(1.02)
2018(3)	25.00	0.22	(0.61)	(0.39)	(0.19)

The accompanying notes are an integral part of the financial statements.
67

Financial Highlights

Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
—	—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

(0.01)	—	(1.45)	24.23	7.54	1,212	0.40		5.98		63.30
—	—	(0.34)	23.95	(2.86)	2,395	0.39	†	5.65	†	16.00

(0.01)	—	(1.34)	24.37	7.44	9,747	0.39		4.37		31.54
—	—	(0.34)	23.98	(2.74)	2,399	0.39	†	5.57	†	11.11

— ^	—	(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
—	(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% and  0.35%, for the years ended November 30, 2019 and 2018, respectively.

(1)	The Fund commenced operations on July 13, 2018.
(2)	The Fund commenced operations on July 27, 2018.
(3)	The Fund commenced operations on August 24, 2018.
^	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.
68

Notes to Financial Statements
November 30, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2019, the Trust had eighty portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, Global X SuperDividend® Alternatives ETF, Global X S&P 500® Quality Dividend ETF, Global X TargetIncomeTM 5 ETF, Global X TargetIncomeTM Plus 2 ETF, and Global X Adaptive U.S. Factor ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X SuperDividend® Alternatives ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and

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Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid

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November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2019, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

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Notes to Financial Statements (continued)
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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the
Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the  Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended November 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

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Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of November 30, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MLP & Energy Infrastructure ETF
RBC Capital Markets	$23,982,327	$23,982,327	$-	$-
Global X U.S. Preferred ETF
RBC Capital Markets	1,587,807	1,587,807	-	-
Global X SuperDividend® Alternatives ETF
RBC Capital Markets	5,412,958	5,412,958	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the

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Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at November 30, 2019	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$557,500	$250
Global X U.S. Preferred ETF	50,000	650	1,239,500	650
Global X SuperDividend® Alternatives ETF	50,000	300	737,000	300
Global X S&P 500® Quality Dividend ETF	50,000	500	1,325,500	500
Global X TargetIncomeTM 5 ETF	50,000	250	1,211,500	250
Global X TargetIncomeTM Plus 2 ETF	50,000	250	1,213,500	250
Global X Adaptive U.S. Factor ETF	50,000	1,000	1,289,500	1,000

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Notes to Financial Statements (continued)
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2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.
3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rates of Supervision and Administration Fees paid by the Funds pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X U.S. Preferred ETF	0.23%
Global X SuperDividend® Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF*	0.20%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%

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Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
* Pursuant to an expense limitation agreement in effect between the Global X S&P 500® Quality Dividend ETF (the “Fund”) and the Adviser from July 26, 2019 until September 13, 2019, the Adviser contractually agreed to waive 0.15% of the management fee it received from the Fund. After giving effect to such waiver, the net management fee received by the Adviser from the Fund was 0.20%. Effective September 13, 2019, the Board of Trustees voted to permanently reduce the Fund’s management fee to 0.20%.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

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Notes to Financial Statements (continued)
November 30, 2019

4. INVESTMENT TRANSACTIONS
For the period ended November 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:
2019	Purchases	Sales and Maturities
Global X MLP & Energy Infrastructure ETF	$259,527,917	$362,823,968
Global X U.S. Preferred ETF	110,138,594	111,265,294
Global X SuperDividend® Alternatives ETF	4,033,507	4,467,667
Global X S&P 500® Quality Dividend ETF	3,164,454	3,171,905
Global X TargetIncomeTM 5 ETF	1,047,899	1,052,333
Global X TargetIncomeTM Plus 2 ETF	939,842	943,324
Global X Adaptive U.S. Factor ETF	164,912,804	164,630,975

For the periods ended November 30, 2019 and November 30, 2018, in-kind transactions associated with creations and redemptions were, respectively:
2019	Purchases	Sales	Realized Gain / (Loss)
Global X MLP & Energy Infrastructure ETF	$493,182,191	$284,980,056	$31,252,724
Global X U.S. Preferred ETF	435,632,340	55,599,414	2,931,505
Global X SuperDividend® Alternatives ETF	12,537,203	1,303,100	94,283
Global X S&P 500® Quality Dividend ETF	9,443,686	3,574,879	393,983
Global X TargetIncomeTM 5 ETF	-	1,204,732	1,260
Global X TargetIncomeTM Plus 2 ETF	8,518,609	1,210,230	(22,076)
Global X Adaptive U.S. Factor ETF	80,114,085	4,658,062	329,700

2018	Purchases	Sales	Realized Gain / (Loss)
Global X MLP & Energy Infrastructure ETF	$359,870,402	$65,805,098	$8,464,512
Global X U.S. Preferred ETF	187,143,953	15,601,458	(99,142)
Global X SuperDividend® Alternatives ETF	6,768,917	681,610	77,709
Global X S&P 500® Quality Dividend ETF	2,502,749	-	-
Global X TargetIncomeTM 5 ETF	2,497,545	-	-
Global X TargetIncomeTM Plus 2 ETF	2,498,093	-	-
Global X Adaptive U.S. Factor ETF	103,623,782	-	-

During the period ended November 30, 2019, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

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Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
The following differences, primarily attributable to reclassification of distributions, preferred stock interest, non-deductible excise tax paid, redemptions in-kind, REIT adjustments, MLP adjustments and return of capital distribution have been reclassified to/from the following accounts during the fiscal year ended November 30, 2019:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MLP & Energy Infrastructure ETF	16,704,506	(16,704,506)
Global X U.S. Preferred ETF	2,814,287	(2,814,287)
Global X SuperDividend® Alternatives ETF	(60,266)	60,266
Global X S&P 500® Quality Dividend ETF	393,983	(393,983)
Global X TargetIncomeTM 5 ETF	1,107	(1,107)
Global X TargetIncomeTM Plus 2 ETF	(22,202)	22,202
Global X Adaptive U.S. Factor ETF	338,952	(338,952)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2019 and November 30, 2018 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2019	$40,058,250	$–	$3,644,335	$43,702,585
2018	19,402,441	–	4,853,774	24,256,215
Global X U.S. Preferred ETF
2019	$17,959,180	$–	$–	$17,959,180
2018	4,563,490	–	–	4,563,490
Global X SuperDividend® Alternatives ETF
2019	$1,697,638	$24,842	$–	$1,722,480
2018	1,065,740	–	–	1,065,740
Global X S&P 500® Quality Dividend ETF
2019	$187,572	$764	$–	$188,336
2018	22,480	–	–	22,480
Global X TargetIncomeTM 5 ETF
2019	$106,201	$–	$–	$106,201
2018	33,991	–	–	33,991
Global X TargetIncomeTM Plus 2 ETF
2019	$129,966	$–	$–	$129,966
2018	33,891	–	–	33,891
Global X Adaptive U.S. Factor ETF
2019	$5,613,976	$520,561	$–	$6,134,537
2018	662,778	–	101,182	763,960

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Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
As of November 30, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X U.S. Preferred ETF	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$–	$1,830,288	$–	$17,961
Undistributed Long-Term Capital Gain	–	–	184,432	–
Post October Losses	–	–	(18,772)	–
Capital Loss Carryforwards	(76,432,065)	(554,032)	–	(183,482)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(101,113,250)	5,844,435	(547,884)	680,311
Other Temporary Differences	(5)	(1,558,408)	(6)	(1)
Total Distributable Earnings (Accumulated Losses)	$(177,545,320)	$5,562,283	$(382,230)	$514,789

	Global X Funds
	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Undistributed Ordinary Income	$6,272	$3,213	$–
Undistributed Long-Term Capital Gain	–	–	376,896
Capital Loss Carryforwards	(76,603)	(52,821)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,534)	3,335	8,965,201
Other Temporary Differences	–	–	4
Total Distributable Earnings (Accumulated Losses)	$(84,865)	$(46,273)	$9,342,101

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Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$26,646,056	$49,786,009	$76,432,065
Global X U.S. Preferred ETF	$554,032	$–	$554,032
Global X S&P 500® Quality Dividend ETF	$183,482	$–	$183,482
Global X TargetIncomeTM 5 ETF	$72,558	$4,045	$76,603
Global X TargetIncomeTM Plus 2 ETF	$39,129	$13,692	$52,821

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2019, were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP & Energy Infrastructure ETF	$738,518,009	$25,810,648	$(126,923,898)	$(101,113,250)
Global X U.S. Preferred ETF	578,806,685	10,546,688	(4,702,253)	5,844,435
Global X SuperDividend® Alternatives ETF	34,255,471	740,322	(1,288,206)	(547,884)
Global X S&P 500® Quality Dividend ETF	8,566,513	975,412	(295,101)	680,311
Global X TargetIncomeTM 5 ETF	1,226,093	15,162	(29,696)	(14,534)
Global X TargetIncomeTM Plus 2 ETF	9,739,120	21,133	(17,798)	3,335
Global X Adaptive U.S. Factor ETF	180,324,069	10,114,789	(1,149,588)	8,965,201

The preceding differences between book and tax cost are primarily due to preferred stock adjustments, MLP adjustments and wash sales.
6. CONCENTRATION OF RISKS
The Funds may invest in securities in a particular asset class.  Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes. The Funds, except for Global X U.S. Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. These Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal

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Notes to Financial Statements (continued)
November 30, 2019

6. CONCENTRATION OF RISKS (continued)
restrictions (such as diversification requirements that apply to the Funds but not the underlying index). The Global X U.S. Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics. A more complete description of risks is included in each Funds’ prospectus and statement of additional information.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of November 30, 2019, the value of securities on loan was $24,717,160, $1,668,103, and $5,678,657 for the Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Global X SuperDividend® Alternatives ETF, respectively, and the cash collateral received from securities on loan was $25,796,220, $1,707,900 and $5,822,365 for Global X MLP & Energy Infrastructure ETF, Global X U.S. Preferred ETF, and Global X SuperDividend® Alternatives ETF, respectively.

81

Notes to Financial Statements (continued)
November 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
As of November 30, 2019, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X MLP & Energy Infrastructure
BOFA Securities, Inc.	$12,677,364	$13,109,200
Citigroup	2,370,150	2,484,000
Credit Suisse	830,354	906,500
JPMorgan	7,099,350	7,473,000
Morgan Stanley	1,739,942	1,823,520
Global X U.S. Preferred ETF
JPMorgan	1,336,183	1,367,700
National Financial Services	331,920	340,200
Global X SuperDividend® Alternatives ETF
BOFA Securities, Inc.	50,084	52,250
JPMorgan	1,863,095	1,917,050
Scotia Capital	3,127,261	3,194,165
Wells Fargo Securities, LLC	638,217	658,900

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

82

Notes to Financial Statements (concluded)
November 30, 2019

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosure requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

83

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the seven funds indicated in the table below

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (seven of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of each of their operations, the changes in each of their net assets, and each of their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MLP & Energy Infrastructure ETF (1)	Global X TargetIncome™ 5 ETF (4)
Global X U.S. Preferred ETF (2)	Global X TargetIncome™ Plus 2 ETF (4)
Global X SuperDividend® Alternatives ETF (1)	Global X Adaptive U.S. Factor ETF (5)
Global X S&P 500® Quality Dividend ETF (3)
(1)
The related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the four years in the period ended November 30, 2019

(2)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the two years in the period ended November 30, 2019, and the period September 11, 2017 (commencement of operations) through November 30, 2017

(3)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended November 30, 2019, and the period July 13, 2018 (commencement of operations) through November 30, 2018

(4)
The related statements of operations for the year ended November 30, 2019, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended November 30, 2019 and the period July 27, 2018 (commencement of operations) through November 30, 2018

(5)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended November 30, 2019 and the period August 24, 2018 (commencement of operations) through November 30, 2018

84

Report of Independent Registered Public Accounting Firm

The financial statements, as of and for the year ended November 30, 2015 and the financial highlights for each of the years or periods ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2020

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

85

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2019 to November 30, 2019).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

86

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$913.80	0.45%	$2.16
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$1,055.40	0.24%	$1.24
Hypothetical 5% Return	1,000.00	1,023.87	0.24	1.22

Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,057.70	0.75%	$3.87
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$1,145.80	0.24%	$1.29
Hypothetical 5% Return	1,000.00	1,023.87	0.24	1.22

Global X TargetIncomeTM 5 ETF
Actual Fund Return	$1,000.00	$1,057.30	0.40%	$2.06
Hypothetical 5% Return	1,000.00	1,023.06	0.40	2.03

Global X TargetIncomeTM Plus 2 ETF
Actual Fund Return	$1,000.00	$1,045.20	0.40%	$2.05
Hypothetical 5% Return	1,000.00	1,023.06	0.40	2.03

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$1,120.60	0.27%	$1.44
Hypothetical 5% Return	1,000.00	1,023.72	0.27	1.37
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

87

Approval of Investment Advisory Agreement (unaudited)

Approval of New Investment Advisory and Supervision and Administration Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held in person on November 15, 2019, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

88

Approval of Investment Advisory Agreement (unaudited)

•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. The Board examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

89

Approval of Investment Advisory Agreement (unaudited)

Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

90

Approval of Investment Advisory Agreement (unaudited)

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors discussed above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

91

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

92

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees
Charles A. Baker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72[2]	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 3rd Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	72[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 3rd Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	72[2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

93

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2019.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 3rd Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	72[2]	None
Chang Kim 605 3rd Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018)	N/A	None
Joe Costello 605 3rd Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None

94

Trustees and Officers of the Trust (unaudited)

Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.
[2]	As of November 30, 2019, the Trust had eighty investment portfolios, seventy-two of which were operational.
[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

95

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2019, the Fund has designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)

Global X MLP & Energy Infrastructure ETF	0.00%	91.66%	8.34%	100.00%	3.11%	54.71%
Global X SuperDividend® Alternatives ETF	1.44%	98.56%	0.00%	100.00%	67.39%	62.88%
Global X U.S. Preferred ETF	0.00%	100.00%	0.00%	100.00%	65.60%	69.86%
Global X S&P 500® Quality Dividend ETF	0.41%	99.59%	0.00%	100.00%	83.73%	96.19%
Global X TargetIncomeTM 5 ETF	0.00%	100.00%	0.00%	100.00%	58.91%	66.69%
Global X TargetIncomeTM Plus 2 ETF	0.00%	100.00%	0.00%	100.00%	53.11%	42.25%
Global XAdaptive U.S. Factor ETF	8.49%	91.51%	0.00%	100.00%	54.08%	56.11%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

96

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit

Global X MLP & Energy Infrastructure ETF	0.00%	0.32%	0.00%	8.98%	0.00%
Global X SuperDividend® Alternatives ETF	0.00%	0.23%	100.00%	0.00%	0.00%
Global X U.S. Preferred ETF	0.00%	5.59%	0.00%	0.00%	0.00%
Global X S&P 500® Quality Dividend ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X TargetIncomeTM 5 ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X TargetIncomeTM Plus 2 ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global XAdaptive U.S. Factor ETF	0.00%	0.00%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is  reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.
(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

97

Notes

98

Notes

99

Notes

100

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0700

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Future Analytics Tech ETF (ticker: AIQ)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Cybersecurity ETF (ticker: BUG)
Global X Millennials Thematic ETF (ticker: MILN)
Global X Longevity Thematic ETF (ticker: LNGR)
Global X Health & Wellness Thematic ETF (ticker: BFIT)
Global X Cannabis ETF (ticker: POTX)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Founder-Run Companies ETF (ticker: BOSS)
Global X Thematic Growth ETF (ticker: GXTG)

Annual Report
November 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	35
Global X FinTech ETF	39
Global X Internet of Things ETF	43
Global X Cloud Computing ETF	48
Global X Future Analytics Tech ETF	52
Global X Autonomous & Electric Vehicles ETF	57
Global X Genomics & Biotechnology ETF	64
Global X Video Games & Esports ETF	66
Global X Cybersecurity ETF	69
Global X Millennials Thematic ETF	71
Global X Longevity Thematic ETF	77
Global X Health & Wellness Thematic ETF	83
Global X Cannabis ETF	88
Global X U.S. Infrastructure Development ETF	91
Global X Conscious Companies ETF	97
Global X Founder-Run Companies ETF	105
Global X Thematic Growth ETF	110
Statements of Assets and Liabilities	112
Statements of Operations	117
Statements of Changes in Net Assets	122
Financial Highlights	131
Notes to Financial Statements	139
Report of Independent Registered Public Accounting Firm	160
Disclosure of Fund Expenses	163
Approval of Investment Advisory Agreement	166
Supplemental Information	175
Trustees and Officers of the Trust	176
Notice to Shareholders	179

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF
The Global X Robotics & Artificial Intelligence ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the Indxx, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 11.16%, while the Underlying Index increased 11.09%. The Fund had a net asset value of $19.70 per share on November 30, 2018 and ended the reporting period with a net asset value of $21.43 on November 30, 2019.
During the reporting period, the highest returns came from Toshiba Machine Co., Ltd. and Brooks Automation, Inc., which returned 51.04% and 49.25%, respectively. The worst performers were TransEnterix, Inc. and iRobot Corporation, which returned -93.54% and -54.34%, respectively.
Robotics and artificial intelligence (“AI”) combine the rapidly improving abilities of both physical and cognitive technologies. Increasingly, these technologies disrupt existing processes in areas such as industrial manufacturing, transportation, defense, health care, and agriculture, automating them and increasing efficiency. Additionally, robotics and AI have visible use in everyday life, including in electronic toys, drones, personal assistants, and home appliances. Robotics and AI companies are generally sensitive to global manufacturing output and capital expenditures, which could benefit from market expectations of lower interest rates, eased trade tensions and industrial focus towards digital transformation. During the reporting period, the Fund saw an average approximate allocation of 28% to Industrial Machinery, 14% to Electronic Equipment and Instruments, 10% to Healthcare Equipment, and 9% to Electronic Components. The Fund was exposed predominately to Japan (49%), followed by the United States (31%) and Switzerland (11%).
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	11.16%	11.15%	13.80%	13.39%	12.88%	12.93%
Indxx Global Robotics & Artificial Intelligence Thematic Index	11.09%	11.09%	13.91%	13.91%	13.00%	13.00%
MSCI ACWI Index (Net)	13.68%	13.68%	11.95%	11.95%	11.06%	11.06%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Robotics & Artificial Intelligence ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X FinTech ETF

Global X FinTech ETF
The Global X FinTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies, as defined by the Indxx, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 24.42%, while the Underlying Index increased 25.32%. The Fund had a net asset value of $24.55 per share on November 30, 2018 and ended the reporting period with a net asset value of $30.49 on November 30, 2019.
During the reporting period, the highest returns came from Afterpay Limited and Xero Limited, which returned 102.98% and 88.78%, respectively. The worst performers were Chong Sing Holdings FinTech Group Limited and Yiren Digital Ltd., which returned -93.37% and -68.87%, respectively.
Financial Technology (“FinTech”) is the application of cutting edge software and hardware to facilitate or improve traditional financial services. In some instances, FinTech companies can be disruptive to entrenched industry players. In other instances, FinTech firms can help companies improve existing processes or reduce costs. During the reporting period, continuation of increased digitalization in financial services, rising adoption of digital payment options, and the increased penetration of financial technology among the emerging market middle class helped to drive the Fund’s growth. During the reporting period, the Fund had significant exposure to Data Processing and Outsourced Services (49% average exposure) and Application Software (38% average exposure). Geographically, the Fund maintained an allocation of 68% to stocks in the United States, followed by Germany and Switzerland at 6% each, and Australia at 5%.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	24.42%	24.59%	27.05%	27.02%	24.58%	24.63%
Indxx Global Fintech Thematic Index	25.32%	25.32%	27.92%	27.92%	25.41%	25.41%
MSCI ACWI Index (Net)	13.68%	13.68%	11.95%	11.95%	11.06%	11.06%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X FinTech ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Internet of Things ETF

Global X Internet of Things ETF
The Global X Internet of Things ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/software, smart metering and energy control devices, as defined by the Indxx, LLC, the provider of the Underlying Index.  The Internet of Things (“IoT”) refers to the network of physical objects (such as electronic devices, wearables, connected vehicles, infrastructure, equipment, smart home appliances, buildings) that are connected to the internet. Such objects often utilize embedded semiconductors, sensors, and software to collect, analyze, receive, and transfer data via networks enabled by technologies such as WiFi, 4G and 5G telecommunications infrastructure, and fiber optics.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 29.01%, while the Underlying Index increased 29.28%. The Fund had a net asset value of $18.04 per share on November 30, 2018 and ended the reporting period with a net asset value of $22.89 on November 30, 2019.
During the reporting period, the highest returns came from JIG-SAW Ltd. and MediaTek Inc., which returned 94.60% and 84.30%, respectively. The worst performers were Senseonics Holdings, Inc. and Arlo Technologies, Inc., which returned -69.41% and -65.33%, respectively.
With the advent of highspeed wireless internet and cheap internet-capable chips, devices are getting “smarter.” From home appliances and cars, to public infrastructure and factories, many everyday objects are now connected to networks and the worldwide web. IoT, via increased connectivity and sensor-based technologies, adds a level of digital intelligence to these proliferating devices. The rapid development of the 5G network could drive an increase in the number of IoT devices worldwide as devices will benefit from reduced latency and greater capacity and speed. During the reporting period, the Fund had an average approximate allocation of 34% to the Semiconductors sub-industry, followed by 16% to Electrical Components and Equipment, and 8% to Consumer Electronics. Geographically, the Fund’s exposures came predominately from the United States at 64%, followed by Switzerland at 16%.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	29.01%	29.79%	15.00%	14.93%	15.04%	15.20%
Indxx Global Internet of Things Thematic Index	29.28%	29.28%	15.36%	15.36%	15.40%	15.40%
MSCI ACWI Index (Net)	13.68%	13.68%	11.95%	11.95%	11.06%	11.06%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Internet of Things ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cloud Computing ETF

Global X Cloud Computing ETF
The Global X Cloud Computing ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a Service, Platform-as-a-Service, Infrastructure-as-a-Service, managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by the Indxx LLC, the provider of the Underlying Index.
For the period from the Fund’s commencement date on April 12, 2019 through November 30, 2019 (the “reporting period”), the Fund increased 6.18%, while the Underlying Index increased 6.52%. The Fund had a net asset value of $15.06 per share on April 12, 2019 and ended the reporting period with a net asset value of $15.99 on November 30, 2019.
During the reporting period, the highest returns came from Coupa Software, Inc. and Shopify, Inc., which returned 58.91% and 56.75%, respectively. The worst performers were 2U, Inc. and Benefitfocus, Inc., which returned -61.90% and -42.23%, respectively.
The subscription-based model of Cloud Computing Companies have historically led to higher margins, robust growth, and efficiency when compared to traditional non-Cloud Computing Companies. Cloud Computing Companies have continued to transition their software usage from on-premises to the cloud, either private, public or a combination of both. Cloud Computing Companies are also less fundamentally susceptible to issues such as trade-conflicts, that have impacted hardware-related companies, as they produce the technology in the United States and most customers operate in the United States. The adoption of cloud is expected to accelerate with the advancement of Artificial Intelligence and the Internet of Things. The Fund’s performance was positively impacted by the more domestic nature of Cloud Computing Companies’ revenue and strong overall sales growth. Given concerns of slowing global growth and disruptions to international trade from rising trade tensions, firms with domestic operations and sales tended to be more insulated from trade uncertainty.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Cloud Computing ETF	6.18%	6.53%
Indxx Global Cloud Computing Index	6.52%	6.52%
MSCI ACWI Index (Net)	6.29%	6.29%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cloud Computing ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 12, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Future Analytics Tech ETF

Global X Future Analytics Tech ETF
The Global X Future Analytics Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence and Big Data Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the further development and utilization of artificial intelligence technology in their products and services, as well as to companies that provide hardware which facilitates the use of artificial intelligence for the analysis of big data, as defined by the Indxx, LLC the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 22.87%, while the Underlying Index increased 23.23%. The Fund had a net asset value of $14.24 per share on November 30, 2018 and ended the reporting period with a net asset value of $17.35 on November 30, 2019.
During the reporting period, the highest returns came from Snap, Inc. and Shopify, Inc., which returned 134.25% and 120.59%, respectively. The worst performers were DXC Technology Co. and Baidu, Inc., which returned -39.77% and -37.05%, respectively.
In the digital age, many have crowned data as the “new oil,” given that it is a valuable commodity for those that can own and process it. The Fund seeks to benefit from this trend by investing in companies that own large proprietary data sets and/or are developing software or hardware to process this data through advanced artificial intelligence techniques, such as machine learning and deep learning. Data protection is equally important and became a top priority for authorities during the reporting period. In the United States, a new bill to enforce digital privacy rights was announced during the reporting period, and Europe’s General Data Protection Regulation was implemented in 2018. At the same time, technological progress continued to steam ahead, with new chipsets and software advancing artificial intelligence. Over the reporting period, the Fund had an average allocation of 30% to the Software & Services industry, followed by 17% in Semiconductors & Semiconductor Equipment, and 14% in Media & Entertainment. The Fund had average allocations of 78% to the United States, 9% to China, and 4% to Canada.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Future Analytics Tech ETF	22.87%	22.74%	10.41%	10.29%
Indxx Artificial Intelligence and Big Data Index	23.23%	23.23%	10.77%	10.77%
S&P 500® Index	16.11%	16.11%	11.71%	11.71%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Future Analytics Tech ETF

Growth of a 10,000 Investment
(at Net Asset Value)

$12,000
$10,000
$8,000
5/11/18
Nov 18
Nov 19
$11,880
$11,722
$11,664
Global X Future Analytics Tech ETF *
Indxx Artificial Intellegence & Big Data Index
S&P 500® Index

* The Fund commenced operations on May 11, 2018.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF
The Global X Autonomous & Electric Vehicles ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The  Underlying  Index  is  designed  to  provide  exposure  to  exchange-listed  companies  that  are  involved  in  the  development  of  electric vehicles  and/or  autonomous  vehicles,  including  companies  that  produce  electric/hybrid  vehicles,  electric/hybrid  vehicle  components  and  materials, autonomous driving technology, and network connected services for transportation, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 10.61%, while the Underlying Index increased 10.51%. The Fund had a net asset value of $13.26 per share on November 30, 2018 and ended the reporting period with a net asset value of $14.15 on November 30, 2019.
During the reporting period, the highest returns came from Advanced Micro Devices, Inc. and Cypress Semiconductor Corporation, which returned 83.80% and 73.12%, respectively. The worst performers were Pilbara Minerals Limited and Livent Corporation, which returned -66.92% and -50.08%, respectively.
Global electric vehicle (EV) sales had almost doubled in just one year at the end of 2018, with the global stock of electric passenger cars growing to over 5 million, a 60% increase from 2017. China remains the world’s leader in the EV market, though it witnessed a slowdown during the reporting period, as the government scaled back subsidies.  Europe and United States are also global leaders in the EV market, with Norway in particular a global leader in terms of EV’s share of their auto market. The lithium industry, which produces the powerhouse metal used to make EV batteries, lagged as oversupply and lagging industry growth negatively impacted pricing. Tesla had a great year, due to its Model 3 sales surpassing most traditional non-electric cars despite premium pricing. Legacy automakers are entering the EV segment, with Ford launching its all-electric Mustang SUV. Autonomous and electric vehicle technologies continue to progress as battery costs fall, artificial intelligence improves, and self-driving cars collect more driving data.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Autonomous & Electric Vehicles ETF	10.61%	10.86%	-1.37%	-1.37%
Solactive Autonomous & Electric Vehicles Index	10.51%	10.51%	-1.42%	-1.42%
S&P 500® Index	16.11%	16.11%	13.04%	13.04%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Autonomous & Electric Vehicles ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 13, 2018.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Genomics & Biotechnology ETF

Global X Genomics & Biotechnology ETF
The Global X Genomics & Biotechnology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, “Genomics & Biotechnology Companies”), as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Genomics & Biotechnology Company if it derives at least 50% of its revenue, operating income, or assets from genomics and/or biotechnology. These companies include those involved in the following business activities: (i) gene editing, (ii) genomic sequencing, (iii) development and testing of genetic medicine/therapies, (iv) computational genomics and genetic diagnostics, and/or (v) biotechnology.
For the period from the Fund’s commencement date on April 05, 2019 through November 30, 2019 (the “reporting period”), the Fund increased 2.16%, while the Underlying Index increased 2.63%. The Fund had a net asset value of $15.28 per share on April 05, 2019 and ended the reporting period with a net asset value of $15.61 on November 30, 2019.
During the reporting period, the highest returns came from Arrowhead Pharmaceuticals, Inc. and Adverum Biotechnologies Inc., which returned 265.42% and 89.41%, respectively. The worst performers were Tocagen Inc. and Fluidigm Corporation, which returned -94.23% and -80.84%, respectively.
Growing demand for personalized medicines, strong investments, and higher research and development activities enhance the prospects for genomics and biotechnology companies. Substantial developments in sequencing, microarray, polymerase chain reaction, nucleic acid extraction, and purification techniques have supported the global genomics market. During the reporting period, the Fund’s performance was subdued, as genomics is a relatively new field and most companies are still in the capital expenditure phase. During the reporting period the Fund had an average approximate exposure of 79% to Biotechnology and 20% to Life Sciences Tools & Services.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Genomics & Biotechnology ETF	2.16%	4.40%
Solactive Genomics Index	2.63%	2.63%
MSCI ACWI Index (Net)	6.79%	6.79%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Genomics & Biotechnology ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 5, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Video Games & Esports ETF

Global X Video Games & Esports ETF
The Global X Video Games & Esports ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware, as defined by Solactive AG, the provider of the Underlying Index.
For the period from the Fund’s commencement date on October 25, 2019 through November 30, 2019 (the “reporting period”), the Fund increased 4.94%, while the Underlying Index increased 4.96%. The Fund had a net asset value of $14.99 per share on October 25, 2019 and ended the reporting period with a net asset value of $15.73 on November 30, 2019.
During the reporting period, the highest returns came from Stillfront Group AB and Sea Ltd. (Singapore), which returned 30.14% and 29.96%, respectively. The worst performers were Aeria Inc. and Razer, Inc., which returned -22.86% and -15.33%, respectively.
Disruptive changes are transforming the video game industry. The emergence of Esports and gaming streaming platforms, through which onlookers virtually watch others play video games, is contributing to the exponential growth of the industry. Almost all popular consoles support the digital delivery of games and content. Through this model, gaming companies have access to new revenue streams, including those generated by monthly subscriptions, advertising revenue, and in-game purchases. Advancements in cloud computing and 5G are expected to facilitate an even more dramatic shift in the gaming business model, supporting further penetration of multiplayer streaming, social media, and mobile gaming apps.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Video Games & Esports ETF	4.94%	5.40%
Solactive Video Games & Esports Index	4.96%	4.96%
MSCI ACWI Index (Net)	2.97%	2.97%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Video Games & Esports ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cybersecurity ETF

Global X Cybersecurity ETF
The Global X Cybersecurity ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices (collectively, “Cybersecurity Companies”), as determined by Indxx, the provider of the Underlying Index. To be eligible for the Underlying Index as a Cybersecurity Company, a company must generate at least 50% of its revenues from cybersecurity activities.
For the period from the Fund’s commencement date on October 25, 2019 through November 30, 2019 (the “reporting period”), the Fund increased 12.25%, while the Underlying Index increased 12.27%. The Fund had a net asset value of $15.27 per share on October 25, 2019 and ended the reporting period with a net asset value of $17.14 on November 30, 2019.
During the reporting period, the highest returns came from Carbonite, Inc. and Fortinet, Inc., which returned 40.33% and 30.60%, respectively. The worst performers were VirnetX Holding Corporation and MobileIron, Inc., which returned -37.41% and -21.84%, respectively.
In today’s digital age, cyberspace is engrained in our everyday activities. However, this dependency on cyber infrastructure heightens vulnerability to cyberattacks. Cyberattacks have become more sophisticated and pervasive with the emergence of network-dependent technologies such as, internet of things, cloud computing, and machine learning and artificial intelligence. Government organizations around the world have increased cybersecurity spending and introduced data protection laws, such as General Data Protection Regulation, to support data security, protection, and transparent use of user data. Given its central role in protecting firms, consumers, and government bodies around the world, the cybersecurity companies should be well-positioned to capitalize on a heighted focus on more robust security and privacy measures and policies.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Cybersecurity ETF	12.25%	15.07%
Indxx Cybersecurity Index	12.27%	12.27%
MSCI ACWI Index (Net)	2.97%	2.97%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cybersecurity ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Millennials Thematic ETF

Global X Millennials Thematic ETF
The Global X Millennials Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to the millennial generation, as defined by Indxx, LLC, the provider of the Underlying Index.  The millennial generation refers to the demographic generational group in the United States with birth years ranging from 1980 to 2000.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 19.07%, while the Underlying Index increased 19.65%. The Fund had a net asset value of $21.57 per share on November 30, 2018 and ended the reporting period with a net asset value of $25.55 on November 30, 2019.
During the reporting period, the highest returns came from Snap, Inc.  and Carvana Co., which returned 134.25% and 120.19%, respectively. The worst performers were Trivago N.V. and 2U, Inc., which returned -62.24% and -58.74%, respectively.
Millennials, currently the largest generation in the United States, are growing into their prime spending years. The United States workforce now consists of nearly 60 million millennials, making up more than 35% of the labor force. Millennials spend differently than past generations, favoring particular sets of companies and business models. Over the long term, as millennials’ spending power increases, companies focused on social media, live experiences, fast casual dining, health and wellness, education, employment, housing and home goods, and financial software and services seem advantageously positioned. To gain exposure to these various segments, the Fund made an average approximate sector allocation of 43% to Consumer Discretionary, 25% to Communication Services, and 16% to Information Technology during the reporting period. The Fund broadly benefitted from a strong consumer environment in the United States during the reporting period, as the labor market remained tight, disposable income increased, interest rates stayed low, and oil prices fell.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MillennialsThematic ETF	19.07%	19.26%	18.60%	18.62%	16.75%	16.67%
Indxx Millennials Thematic Index	19.65%	19.65%	19.14%	19.14%	17.25%	17.25%
S&P 500® Index	16.11%	16.11%	14.88%	14.88%	14.99%	14.99%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Millennials Thematic ETF

Growth of a 10,000 Investment
(at Net Asset Value)

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
5/4/16
Nov 16
Nov 17
Nov 18
Nov 19
$17,659
$17,387
$16,471
Global X Millennials Thematic ETF *
Indxx Millennials Thematic Index
S&P 500® Index

* The Fund commenced operations on May 4, 2016.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Longevity Thematic ETF

Global X Longevity Thematic ETF
The Global X Longevity Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Longevity Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, as defined by Indxx, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 15.38%, while the Underlying Index increased 15.59%. The Fund had a net asset value of $20.67 per share on November 30, 2018 and ended the reporting period with a net asset value of $23.55 on November 30, 2019.
During the reporting period, the highest returns came from Array BioPharma Inc. and Novocure Ltd., which returned 200.38% and 168.59%, respectively. The worst performers were Diplomat Pharmacy, Inc. and Puma Biotechnology, Inc., which returned -66.73% and -59.17%, respectively.
Around the world, people are living longer. At the same time, fertility rates have declined as families have fewer children. Combined, these trends create a powerful demographic where the population is getting older. In particular, the cohort of senior-aged individuals is growing, both in total size and as a percentage of the overall population. Senior citizens have distinct needs that vary from those of other age-demographics, depending more heavily on pharmaceuticals, biomedical devices, senior housing and care. The Fund’s exposures to these segments tilts heavily to Health Care with some Real Estate exposure. During the reporting period, the Fund saw an average approximate allocation of 36% to Healthcare Equipment, 32% to Biotechnology, and 11% to Pharmaceuticals. The Fund was predominately exposed to the United States (66%), followed by Japan (7%), and Denmark(6%).
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Longevity Thematic ETF	15.38%	15.69%	17.09%	17.33%	13.91%	14.82%
Indxx Global Longevity Thematic Index	15.59%	15.59%	17.42%	17.42%	14.24%	14.24%
MSCI ACWI Index (Net)	13.68%	13.68%	11.95%	11.95%	11.74%	11.74%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Longevity Thematic ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Health & Wellness Thematic ETF

Global X Health & Wellness Thematic ETF
The Global X Health & Wellness Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, as defined by Indxx, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 14.89%, while the Underlying Index increased 15.34%. The Fund had a net asset value of $18.59 per share on November 30, 2018 and ended the reporting period with a net asset value of $21.17 on November 30, 2019.
During the reporting period, the highest returns came from Li Ning Company Limited and ANTA Sports Products Ltd., which returned 201.49% and 109.09%, respectively. The worst performers were Nautilus Inc. and United Natural Foods, Inc., which returned -57.86% and -57.80%, respectively.
Population and average life expectancies are rising globally amid a backdrop of rapidly increasing health care costs. These trends have contributed to an increased desire among consumers to proactively lead healthy lifestyles. Rather than wait to treat symptoms as they appear, many people seek to optimize their health and improve their quality of life by enhancing their physical and mental well-being. Over the reporting period, the Fund benefitted from a strong consumer environment, particularly in the United States, where unemployment was at historically low levels and wages increased. In an effort to capture this trend during the reporting period, the Fund had an average allocation of approximately 26% in the Apparel, Accessories and Luxury Goods sub-industry, 18% in the Footwear sub-industry, and 15% in the Packaged Foods and Meats sub-industry. Geographically, the Fund’s exposures came mainly from the United States at 39% and Japan at 16%.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness Thematic ETF	14.89%	14.78%	14.48%	14.44%	11.21%	11.58%
Indxx Global Health & Wellness Thematic Index	15.34%	15.34%	14.94%	14.94%	11.70%	11.70%
MSCI ACWI Index (Net)	13.68%	13.68%	11.95%	11.95%	11.73%	11.73%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Health & Wellness Thematic ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cannabis ETF

Global X Cannabis ETF
The Global X Cannabis ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cannabis Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index provide exposure to exchange-listed companies that are active in the cannabis industry, as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Cannabis Company if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry. These companies include those involved in the following areas of the cannabis industry: (i) the legal production, growth and distribution of marijuana, as well as extracts, derivative products or synthetic versions thereof; (ii) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (iii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iv) pharmaceutical applications of cannabis; (v) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (vi) products that may be used to consume cannabis.
For the period from the Fund’s commencement date on September 17, 2019 through November 30, 2019 (the “reporting period”), the Fund decreased 37.28%, while the Underlying Index decreased 37.85%. The Fund had a net asset value of $24.41 per share on September 17, 2019 and ended the reporting period with a net asset value of $15.31 on November 30, 2019.
During the reporting period, the worst performers were Emerald Health Therapeutics and Green Organic Duthman Holdings, which returned -74.42% and -69.46%, respectively.
Cannabis companies have not fared well in 2019 as earnings have fell short of guidance, capital market transactions have been dilutive to equity investors, and macro headlines such as the vaping crisis have negatively impacted the companies in this space. Investors in this space can expect to experience high volatility as the cannabis industry takes hold, with new companies emerging and developing and public policy following a bumpy, unpredictable path even if long-term trends point to greater liberalization of cannabis regulation.  During the reporting period, the Fund has had an average approximate exposure of 88% to Pharmaceuticals, 6% to Biotechnology, and 3% to Asset Management and Custody Banks.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Cannabis ETF	-37.28%	-38.40%
Cannabis Index	-37.85%	-37.85%
MSCI ACWI Index (Net)	4.22%	4.22%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Cannabis ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 17, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF
The Global X U.S. Infrastructure Development ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment, as defined by Indxx, LLC, the provider of the Underlying Index.
For the 12-month period that ended on November 30, 2019 (the “reporting period”), the Fund increased 13.28%, while the Underlying Index increased 13.81%. The Fund had a net asset value of $15.57 per share on November 30, 2018 and ended the reporting period with a net asset value of $17.43 on November 30, 2019.
During the reporting period, the highest returns came from Forterra, Inc. and Atkore International Group Inc., which returned 126.73% and 104.31%, respectively. The worst performers were Fluor Corporation and Granite Construction Incorporated, which returned -56.09% and -48.45%, respectively.
The Fund invests in companies that are expected to benefit from a potential increase in infrastructure activities in the United States. These activities could include the development of new public or private infrastructure, as well as repairs to existing infrastructure. The Fund performed strongly during the reporting period as the United States government agreed to spend $2 trillion on infrastructure. Though exact details are unclear, the agreement notes the intention of making new investments in rural areas, returning decision-making authority to state and local governments, removing unnecessary regulatory barriers, and streamlining and shortening infrastructure approval processes. During the reporting period, the Fund saw an average sector approximate allocation of 69% to Industrials, 24% to Materials, and 4% to Information Technology.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Infrastructure Development ETF	13.28%	13.28%	6.27%	6.30%
Indxx U.S. Infrastructure Development Index	13.81%	13.81%	6.78%	6.78%
S&P 500® Index	16.11%	16.11%	12.97%	12.97%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X U.S. Infrastructure Development ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 6, 2017.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Conscious Companies ETF

Global X Conscious Companies ETF
The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to companies listed in the United States that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by Concinnity Advisors LP, the provider of the Underlying Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.  The Index Provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 15.35%, while the Underlying Index increased 15.91%. The Fund had a net asset value of $20.55 per share on November 30, 2018 and ended the reporting period with a net asset value of $23.10 on November 30, 2019.
During the reporting period, the highest returns came from Lam Research Corporation and Keysight Technologies Inc., which returned 74.16% and 73.13%, respectively. The worst performers were L Brands, Inc. and Alliance Data Systems Corporation, which returned -46.46% and -45.61%, respectively.
While aligning investments with one’s personal values continues to gain traction, there are a variety of available methods to achieve this goal. Many values-based strategies apply a negative screening approach which starts with a broad market index and removes companies that score poorly in the pillars of Environmental, Social, and Governance. The Fund takes a different approach, looking to positively identify companies that seek beneficial outcomes for a variety of stakeholders, including employees, suppliers, customers, investors, and local communities. The investment adviser believes this methodology more proactively identifies the companies looking to have a positive influence across a number of measures. During the reporting period, the Fund continued its strong performance, as agendas such as climate change, strong governance, transformation in energy markets, and sustainability were at the center of discussions globally, which attracted investments in  companies within these themes. The Fund had the highest average approximate exposure to the Information Technology (18%), Health Care (15%), and Financial Services (15%) sectors.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Conscious Companies ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Conscious Companies ETF	15.35%	16.06%	15.33%	15.45%	14.99%	15.17%
Concinnity Conscious Companies Index	15.91%	15.91%	15.91%	15.91%	15.54%	15.54%
S&P 500® Index	16.11%	16.11%	14.88%	14.88%	14.31%	14.31%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 11, 2016.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Founder-Run Companies ETF

Global X Founder-Run Companies ETF
The Global X Founder-Run Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended November 30, 2019 (the “reporting period”), the Fund increased 12.05%, while the Underlying Index increased 12.69%. The Fund had a net asset value of $18.63 per share on November 30, 2018 and ended the reporting period with a net asset value of $20.50 on November 30, 2019.
During the reporting period, the highest returns came from Snap, Inc. and Paycom Software, Inc., which returned 134.25% and 108.49%, respectively. The worst performers were Green Dot Corporation and 2U, Inc., which returned -67.24% and -57.29%, respectively.
The Fund seeks to outperform the broad market over the long term by harnessing the unique characteristics of firms run by their original founders. A significant portion of these founders’ personal wealth is often tied to the companies they lead. Therefore, these companies often focus on long-term value creation through innovation and entrepreneurialism and are less concerned with short-term growth targets. In addition, founders tend to pay themselves lower salaries and take on less debt than average. During the reporting period, the Fund saw an average approximate allocation of 21% in the Information Technology sector, 15% in the Health Care sector, and 14% in the Consumer Discretionary sector. While the Fund benefitted overall from the positive performance of broad United States equities during the reporting period, it underperformed the S&P 500® Index primarily due to underperformance within the Consumer Discretionary and Information Technology sectors.
	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2019
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Founder-Run Companies ETF	12.05%	12.00%	13.12%	13.06%
Solactive U.S. Founder-Run Companies Index	12.69%	12.69%	13.83%	13.83%
S&P 500® Index	16.11%	16.11%	13.55%	13.55%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Founder-Run Companies ETF

Growth of a 10,000 Investment
(at Net Asset Value)

$16,000
$14,000
$12,000
$10,000
$8,000
2/13/17
Nov 17
Nov 18
Nov 19
$14,358
$14,264
$14,114
Global X Founder-Run Companies ETF *
Solactive U.S. Founder-Run Companies Index
S&P 500® Index

* The Fund commenced operations on February 13, 2017.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Thematic Growth ETF

Global X Thematic Growth ETF
The Global X Thematic Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an “Underlying ETF”). The Underlying Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive, the provider of the Underlying Index, which is designed to determine the selection and weighting of the eligible Underlying ETFs. The share prices of the Underlying ETFs are expected to track the performance of equities in developed or emerging markets that provide exposure to structurally disruptive macro-trends.
For the period from the Fund’s commencement date on October 25, 2019 through November 30, 2019 (the “reporting period”), the Fund increased 5.03%, while the Underlying Index increased 5.01%. The Fund had a net asset value of $25.23 per share on October 25, 2019 and ended the reporting period with a net asset value of $26.50 on November 30, 2019.
During the reporting period, the highest returns came from Global X Internet of Things ETF and Global X FinTech ETF, which returned 8.30% and 7.96%, respectively. The worst performer was Global X E-Commerce ETF, which returned -0.50%.
By combining multiple themes into one ETF, tilting exposure to higher-growth segments, and diversifying across the sectors impacted by such disruptions, the Fund seeks to provide an efficient all-in-one thematic solution to investors. Underlying ETFs are selected and weighted by calculating weighted average sales growth for ETFs within the eligible ETF universe and ranking them. During the reporting period, the Fund had an average approximate allocation of 24% to Global X Social Media ETF, 17% to Global X Fintech ETF, 17% to Global X E-Commerce ETF, 11% to Global X Internet of Things ETF, 11% to Global X Robotics & Artificial Intelligence ETF, 10% to Lithium & Battery Tech ETF, and 10% to Global X Longevity Thematic ETF.
	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Thematic Growth ETF	5.03%	6.24%
Solactive Thematic Growth Index	5.01%	5.01%
MSCI ACWI Index (Net)	2.97%	2.97%

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Thematic Growth ETF

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page and above.

Schedule of Investments		November 30, 2019
Global X Robotics & Artificial Intelligence ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 2.4%
Industrials — 2.4%
ATS Automation Tooling Systems *	1,617,964	$23,960,363
Maxar Technologies (A)	1,043,064	11,111,881
TOTAL CANADA		35,072,244
FINLAND— 2.2%
Industrials — 2.2%
Cargotec, Cl B	983,934	32,481,376
GERMANY— 1.1%
Information Technology — 1.1%
Isra Vision	385,513	16,475,532
JAPAN— 47.9%
Communication Services — 0.8%
RPA Holdings * (A)	1,022,290	11,846,279
Health Care — 0.9%
CYBERDYNE * (A)	2,410,184	13,469,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 27.4%
Daifuku	1,157,646	$67,338,188
FANUC	512,335	97,802,605
Hirata	187,149	13,449,572
Idec	577,060	12,246,256
Mitsubishi Electric	7,330,337	101,176,188
Nachi-Fujikoshi	441,900	20,418,354
SMC	175,010	79,282,678
Toshiba Machine	526,732	13,419,617
		405,133,458
Information Technology — 18.8%
Autonomous Control Systems Laboratory *	179,390	4,947,108
Keyence	317,628	108,592,753
Omron	1,230,464	72,248,046
PKSHA Technology *	472,382	18,807,282
Yaskawa Electric	2,004,819	73,594,853
		278,190,042
TOTAL JAPAN		708,639,166
SOUTH KOREA— 0.6%
Information Technology — 0.6%
Robostar (A)	192,581	2,706,553
Robotis * (A)	306,401	2,931,322
Selvas AI * (A)(B)(C)(D)	1,194,000	2,966,820
TOTAL SOUTH KOREA		8,604,695
SWITZERLAND— 10.9%
Health Care — 3.8%
Tecan Group	211,377	56,812,791
Industrials — 7.1%
ABB	4,786,889	104,757,354
TOTAL SWITZERLAND		161,570,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.4%
Information Technology — 4.4%
Renishaw	1,280,786	$65,638,005
UNITED STATES— 30.2%
Consumer Discretionary — 1.5%
iRobot * (A)	494,573	21,543,600
Energy — 1.5%
Helix Energy Solutions Group *	2,619,079	21,738,356
Health Care — 7.5%
Accuray *	1,500,474	4,621,460
Intuitive Surgical *	177,475	105,224,927
TransEnterix *	3,786,302	761,047
		110,607,434
Industrials — 5.7%
AeroVironment *	426,461	26,159,117
John Bean Technologies	546,932	59,916,401
		86,075,518
Information Technology — 14.0%
Brooks Automation	1,287,233	57,629,421
FARO Technologies *	305,054	14,862,231
NVIDIA	614,009	133,080,311
Veritone * (A)	496,683	1,499,983
		207,071,946
TOTAL UNITED STATES		447,036,854
TOTAL COMMON STOCK
(Cost $1,662,266,479)		1,475,518,017

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $3,211,974)	3,211,974	$3,211,974

REPURCHASE AGREEMENT(E) — 2.9%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $42,472,614 (collateralized by U.S. Treasury Obligations, ranging in par value $5,820,747 - $6,250,626, 2.125%, 08/15/2021, with a total market value of $43,324,503)

(Cost $42,467,022)	$42,467,022	42,467,022
TOTAL INVESTMENTS — 102.8%
(Cost $1,707,945,475)		$1,521,197,013

Percentages are based on Net Assets of $1,479,983,544.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $43,280,642.
(B)	Security is deemed illiquid at November 30, 2019 (unaudited). The total value of such securities as of November 30, 2019 was $2,966,820 and represented 0.2% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of November 30, 2019, was $2,966,820 and represents 0.2% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $45,678,996.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,472,551,197	$—	$2,966,820	$1,475,518,017
Short-Term Investment	3,211,974	—	—	3,211,974
Repurchase Agreement	—	42,467,022	—	42,467,022
Total Investments in Securities	$1,475,763,171	$42,467,022	$2,966,820	$1,521,197,013

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X FinTech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 10.5%
Financials — 0.9%
HUB24 (A)	167,213	$1,228,293
Zip * (A)(B)(C)(D)	948,312	2,508,646
		3,736,939
Information Technology — 9.6%
Afterpay Touch Group *	684,990	14,641,093
IRESS	472,199	4,155,321
Xero *	382,633	21,036,248
		39,832,662
TOTAL AUSTRALIA		43,569,601
CHINA— 0.2%
Financials — 0.2%
Yiren Digital ADR * (A)	165,698	858,316
DENMARK— 2.8%
Information Technology — 2.8%
SimCorp	109,739	11,757,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 5.6%
Financials — 1.3%
Hypoport *	16,748	$5,392,157
Information Technology — 4.3%
Wirecard (A)	133,121	17,584,096
TOTAL GERMANY		22,976,253
JAPAN— 0.2%
Information Technology — 0.2%
Metaps * (A)	111,430	1,015,498
NETHERLANDS— 5.5%
Information Technology — 5.5%
Adyen *	29,382	22,554,439
SWITZERLAND— 4.3%
Financials — 0.4%
Leonteq * (A)	50,895	1,630,718
Information Technology — 3.9%
Temenos *	105,157	15,962,693
TOTAL SWITZERLAND		17,593,411
UNITED STATES— 70.9%
Financials — 6.0%
Blucora *	130,731	3,077,408
LendingClub *	233,269	3,221,445
LendingTree *	34,915	12,587,904
On Deck Capital *	281,949	1,158,810
Virtu Financial, Cl A (A)	292,688	4,858,621
		24,904,188
Health Care — 2.6%
HealthEquity *	169,981	10,690,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 62.3%
Black Knight *	310,212	$19,546,458
Bottomline Technologies *	117,670	5,823,488
Envestnet *	140,717	10,020,458
Fidelity National Information Services	182,139	25,162,503
Fiserv *	496,330	57,693,399
GreenSky, Cl A * (A)	168,433	1,253,142
Guidewire Software *	190,005	23,148,308
Intuit	84,625	21,908,566
Mitek Systems *	126,301	900,526
Pagseguro Digital, Cl A *	438,446	14,880,857
PayPal Holdings *	189,915	20,512,719
Square, Cl A *	303,204	20,957,460
SS&C Technologies Holdings	324,813	19,505,021
StoneCo, Cl A *	393,403	16,121,655
		257,434,560
TOTAL UNITED STATES		293,028,853
TOTAL COMMON STOCK
(Cost $368,462,104)		413,353,427

SHORT-TERM INVESTMENT(E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $1,538,380)	1,538,380	1,538,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 4.9%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $20,342,327 (collateralized by U.S. Treasury Obligations, ranging in par value $2,787,856 - $2,993,747, 2.125%, 08/15/2021, with a total market value of $20,750,338)

(Cost $20,339,648)	$20,339,648	$20,339,648
TOTAL INVESTMENTS — 105.3%
(Cost $390,340,132)		$435,231,455

Percentages are based on Net Assets of $413,152,134.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $21,134,171.
(B)	Security is deemed illiquid at November 30, 2019 (unaudited). The total value of such securities as of November 30, 2019 was $2,508,646 and represented 0.6% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of November 30, 2019, was $2,508,646 and represents 0.6% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $21,878,028.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.
ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$410,844,781	$—	$2,508,646	$413,353,427
Short-Term Investment	$1,538,380	—	—	1,538,380
Repurchase Agreement	—	20,339,648	—	20,339,648
Total Investments in Securities	$412,383,161	$20,339,648	$2,508,646	$435,231,455

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Internet of Things ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 2.8%
Information Technology — 2.8%
AMS *	77,006	$3,717,956
FRANCE— 3.2%
Industrials — 3.2%
Legrand	21,710	1,715,831
Schneider Electric	25,865	2,498,235
TOTAL FRANCE		4,214,066
HONG KONG— 1.6%
Information Technology — 1.6%
Xiaomi, Cl B *	1,798,600	2,056,462
ITALY— 0.8%
Information Technology — 0.8%
Datalogic	52,409	1,052,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 1.5%
Communication Services — 0.3%
And Factory * (A)	18,810	$409,660
Information Technology — 1.2%
Nippon Ceramic	24,810	640,923
Renesas Electronics *	137,200	893,285
		1,534,208
TOTAL JAPAN		1,943,868
NETHERLANDS— 2.1%
Information Technology — 2.1%
NXP Semiconductors	23,366	2,700,642
NORWAY— 0.7%
Information Technology — 0.7%
Nordic Semiconductor *	162,714	941,697
SWEDEN— 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B * (A)	169,752	268,315
SWITZERLAND— 11.5%
Industrials — 1.9%
ABB	115,569	2,529,138
Information Technology — 9.6%
Landis+Gyr Group *	26,918	2,750,115
STMicroelectronics	400,309	9,842,759
		12,592,874
TOTAL SWITZERLAND		15,122,012
TAIWAN— 6.6%
Information Technology — 6.6%
Advantech	636,643	6,249,474

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
eMemory Technology	69,762	$727,104
MediaTek	128,500	1,775,217
TOTAL TAIWAN		8,751,795
UNITED KINGDOM— 0.4%
Information Technology — 0.4%
Spirent Communications	180,325	492,156
UNITED STATES— 68.5%
Communication Services — 0.2%
ORBCOMM *	72,433	290,456
Consumer Discretionary — 6.4%
Garmin	83,810	8,187,399
Garrett Motion *	22,042	255,026
		8,442,425
Health Care — 7.7%
DexCom *	44,011	10,004,140
Senseonics Holdings * (A)	165,072	171,675
		10,175,815
Industrials — 17.5%
ADT (A)	690,009	6,375,683
Emerson Electric	34,891	2,577,049
Honeywell International	12,975	2,316,686
Johnson Controls International	57,657	2,469,450
Resideo Technologies *	15,867	155,179
Rockwell Automation	9,624	1,884,764
Sensata Technologies Holding *	141,418	7,281,613
		23,060,424
Information Technology — 36.7%
Alarm.com Holdings *	44,087	1,923,075
Ambarella *	29,861	1,634,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	20,329	$2,296,161
Arlo Technologies *	83,579	289,183
Badger Meter	26,511	1,643,682
Belden	36,000	1,934,640
Cisco Systems	39,826	1,804,517
Cypress Semiconductor	307,175	7,203,254
Fitbit, Cl A *	201,795	1,404,493
Impinj * (A)	19,552	617,061
Intel	48,511	2,816,064
InterDigital	28,663	1,628,058
International Business Machines	16,486	2,216,543
Itron *	35,729	2,861,179
NETGEAR *	28,721	721,184
QUALCOMM	31,424	2,625,475
Rambus *	99,648	1,300,406
Sierra Wireless *	33,051	291,179
Silicon Laboratories *	39,507	4,184,977
Skyworks Solutions	90,316	8,878,063
		48,273,785
TOTAL UNITED STATES		90,242,905
TOTAL COMMON STOCK
(Cost $116,159,629)		131,504,157

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $474,153)	474,153	474,153

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.8%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $6,269,830 (collateralized by U.S. Treasury Obligations, ranging in par value $859,262 - $922,721, 2.125%, 08/15/2021, with a total market value of $6,395,588)

(Cost $6,269,005)	$6,269,005	$6,269,005
TOTAL INVESTMENTS — 105.0%
(Cost $122,902,787)		$138,247,315
Percentages are based on Net Assets of $131,627,488.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $6,401,439.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $6,743,158.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$131,504,157	$—	$—	$131,504,157
Short-Term Investment	474,153	—	—	474,153
Repurchase Agreement	—	6,269,005	—	6,269,005
Total Investments in Securities	$131,978,310	$6,269,005	$—	$138,247,315

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cloud Computing ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.3%
Information Technology — 4.3%
Xero *	367,546	$20,206,801
CHINA— 2.5%
Consumer Discretionary — 1.7%
Alibaba Group Holding ADR *	39,905	7,981,000
Information Technology — 0.8%
21Vianet Group ADR *	392,588	2,657,821
Kingsoft	561,200	1,241,734
		3,899,555
TOTAL CHINA		11,880,555
UNITED STATES— 93.1%
Communication Services — 5.3%
Alphabet, Cl A *	4,560	5,946,650
Netflix *	60,768	19,121,259
		25,067,909

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.9%
Amazon.com *	4,920	$8,859,936
Information Technology — 79.8%
2U * (A)	299,115	7,459,928
Akamai Technologies *	201,916	17,590,922
Anaplan *	370,057	19,953,473
Benefitfocus *	154,185	3,697,356
Box, Cl A *	698,572	12,741,953
Cornerstone OnDemand *	286,930	17,694,973
Coupa Software *	127,032	19,498,142
Dropbox, Cl A *	881,274	16,294,756
Everbridge *	158,657	13,952,297
International Business Machines	13,435	1,806,336
LogMeIn	230,816	17,999,032
Microsoft	60,873	9,214,955
Mimecast *	292,848	12,987,809
Paycom Software *	82,566	22,855,094
Paylocity Holding *	170,243	20,824,124
Proofpoint *	151,400	17,969,666
Qualys *	185,539	16,236,518
RealPage *	288,441	15,872,908
salesforce.com *	111,613	18,180,642
Shopify, Cl A *	55,705	18,758,659
SPS Commerce *	164,627	9,273,439
Twilio, Cl A *	180,883	18,681,596
Workday, Cl A *	107,718	19,294,448
Workiva, Cl A *	176,961	7,674,799
Zscaler *	397,139	20,702,856
		377,216,681
Real Estate — 6.1%
CoreSite Realty ‡	31,258	3,544,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cloud Computing ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
CyrusOne ‡	97,158	$6,052,943
Digital Realty Trust ‡	137,473	16,627,359
QTS Realty Trust, Cl A ‡	46,653	2,475,875
		28,700,522
TOTAL UNITED STATES		439,845,048
TOTAL COMMON STOCK
(Cost $462,315,954)		471,932,404

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $328,289)	328,289	328,289

REPURCHASE AGREEMENT(B) — 0.9%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $4,341,031 (collateralized by U.S. Treasury Obligations, ranging in par value $594,926 - $638,863, 2.125%, 08/15/2021, with a total market value of $4,428,104)

(Cost $4,340,461)	$4,340,461	4,340,461
TOTAL INVESTMENTS — 100.9%
(Cost $466,984,704)		$476,601,154

Percentages are based on Net Assets of $472,385,550.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $4,676,250.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $4,668,750.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cloud Computing ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.
ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$471,932,404	$—	$—	$471,932,404
Short-Term Investment	328,289	—	—	328,289
Repurchase Agreement	—	4,340,461	—	4,340,461
Total Investments in Securities	$472,260,693	$4,340,461	$—	$476,601,154

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Future Analytics Tech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.4%
Information Technology — 0.4%
Xero *	3,226	$177,358
CANADA— 0.6%
Information Technology — 0.6%
Open Text	6,175	268,850
CHINA— 8.9%
Communication Services — 4.6%
Baidu ADR *	6,368	754,799
Tencent Holdings	28,140	1,192,789
Tencent Music Entertainment Group ADR *	8,374	104,089
		2,051,677
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR *	7,278	1,455,600
JD.com ADR *	13,733	448,382
		1,903,982
TOTAL CHINA		3,955,659
GERMANY— 3.6%
Industrials — 3.3%
Siemens	11,364	1,467,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
Software	4,365	$147,321
TOTAL GERMANY		1,614,824
JAPAN— 1.0%
Industrials — 1.0%
Toshiba	12,040	432,081
SOUTH KOREA— 1.0%
Information Technology — 1.0%
SK Hynix	6,416	439,448
SWITZERLAND— 1.2%
Information Technology — 1.2%
STMicroelectronics	20,745	510,076
TAIWAN— 0.9%
Information Technology — 0.9%
Global Unichip	16,080	140,454
Phison Electronics	12,190	113,668
Winbond Electronics	235,100	134,462
TOTAL TAIWAN		388,584
UNITED KINGDOM— 2.0%
Industrials — 1.6%
Experian	20,910	693,214
Information Technology — 0.4%
Avast	30,264	175,375
TOTAL UNITED KINGDOM		868,589
UNITED STATES— 80.2%
Communication Services — 11.6%
Alphabet, Cl A *	1,123	1,464,493
Facebook, Cl A *	6,476	1,305,821
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	4,173	$1,313,076
Snap, Cl A *	24,498	373,594
Twitter *	17,635	545,098
Yelp, Cl A *	3,705	128,489
		5,130,571
Consumer Discretionary — 4.2%
Amazon.com *	652	1,174,122
eBay	19,438	690,438
		1,864,560
Health Care — 0.4%
Moderna *	8,932	181,855
Industrials — 9.0%
Axon Enterprise *	1,967	145,165
Lockheed Martin	1,212	473,928
Nielsen Holdings	8,138	159,098
Northrop Grumman	1,348	474,186
Raytheon	6,376	1,386,270
Thomson Reuters	11,518	812,595
Verisk Analytics, Cl A	3,757	554,082
		4,005,324
Information Technology — 55.0%
Adobe *	4,228	1,308,693
Advanced Micro Devices *	24,712	967,475
Anaplan *	2,768	149,251
Autodesk *	2,548	460,933
Blackbaud	1,556	128,961
Broadridge Financial Solutions	2,665	329,687
Cerence *	972	15,124
Cornerstone OnDemand *	2,131	131,419
Cypress Semiconductor	8,441	197,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
DXC Technology	6,132	$228,908
Envestnet *	1,804	128,463
Fair Isaac *	664	244,186
FireEye *	8,281	138,790
Fiserv *	1	116
Fortinet *	3,917	411,716
Genpact	4,354	177,208
Hewlett Packard Enterprise	30,811	487,738
HubSpot *	953	143,903
Intel	24,929	1,447,128
International Business Machines	8,601	1,156,404
Juniper Networks	7,888	197,673
LogMeIn	1,727	134,671
Micron Technology *	9,282	440,988
Microsoft	9,365	1,417,674
NetApp	5,503	333,427
NortonLifeLock	14,204	353,680
Nuance Communications *	7,780	139,495
NVIDIA	7,379	1,599,324
Oracle	22,551	1,266,013
Pegasystems	1,806	140,182
Perspecta	5,522	152,297
PTC *	2,641	202,301
Pure Storage, Cl A *	8,159	131,115
QUALCOMM	17,710	1,479,671
salesforce.com *	10,162	1,655,288
Seagate Technology	6,361	379,625
ServiceNow *	4,234	1,198,391
Shopify, Cl A *	2,272	765,096
Splunk *	3,443	513,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
StoneCo, Cl A *	3,524	$144,414
Synopsys *	3,437	484,754
Teradata *	3,620	96,147
Trade Desk, Cl A *	879	231,476
Twilio, Cl A *	2,637	272,349
Verint Systems *	2,316	112,581
VMware, Cl A *	2,404	374,110
Wix.com *	1,171	141,562
Workday, Cl A *	3,705	663,640
Xilinx	5,767	535,062
Zebra Technologies, Cl A *	1,236	310,162
Zendesk *	2,507	198,053
		24,319,029
TOTAL UNITED STATES		35,501,339
TOTAL COMMON STOCK
(Cost $40,506,145)		44,156,808
TOTAL INVESTMENTS — 99.8%
(Cost $40,506,145)		$44,156,808

Percentages are based on Net Assets of $44,244,595.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.2%
AUSTRALIA— 1.9%
Materials — 1.9%
Mineral Resources	10,744	$112,860
Orocobre * (A)	58,937	100,460
Pilbara Minerals *	330,034	66,970
TOTAL AUSTRALIA		280,290
BELGIUM— 1.3%
Materials — 1.3%
Umicore	4,348	186,874
CANADA— 0.8%
Materials — 0.8%
Lundin Mining	22,245	120,415
CHILE— 0.6%
Materials — 0.6%
Sociedad Quimica y Minera de Chile ADR	4,020	95,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 3.0%
Communication Services — 1.5%
Baidu ADR *	1,850	$219,280
Consumer Discretionary — 0.6%
Tianneng Power International	133,600	87,898
Materials — 0.9%
China Molybdenum, Cl H	382,972	131,119
TOTAL CHINA		438,297
FRANCE— 1.8%
Consumer Discretionary — 0.8%
Renault	2,479	118,777
Materials — 1.0%
Arkema	1,417	146,957
TOTAL FRANCE		265,734
GERMANY— 4.3%
Consumer Discretionary — 4.3%
Bayerische Motoren Werke	2,508	202,698
Continental	1,180	154,306
Daimler	5,107	288,305
TOTAL GERMANY		645,309
HONG KONG— 1.8%
Consumer Discretionary — 1.8%
BYD, Cl H (A)	20,300	96,343
Geely Automobile Holdings	90,200	168,698
TOTAL HONG KONG		265,041
ITALY— 1.1%
Consumer Discretionary — 1.1%
Fiat Chrysler Automobiles	11,284	166,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 6.9%
Consumer Discretionary — 6.9%
Denso	3,922	$175,059
Honda Motor	8,866	248,306
Nissan Motor	22,704	140,731
Toyota Motor	6,600	460,331
TOTAL JAPAN		1,024,427
NETHERLANDS— 3.2%
Consumer Discretionary — 0.7%
TomTom *	10,280	107,986
Information Technology — 1.6%
NXP Semiconductors	2,031	234,743
Materials — 0.9%
APERAM	4,428	132,798
TOTAL NETHERLANDS		475,527
SOUTH KOREA— 4.1%
Consumer Discretionary — 1.0%
Hyundai Motor	1,393	142,702
Information Technology — 3.1%
Samsung Electronics	10,766	458,477
TOTAL SOUTH KOREA		601,179
UNITED KINGDOM— 0.8%
Materials — 0.8%
Johnson Matthey	3,283	122,045
UNITED STATES— 66.6%
Communication Services — 3.2%
Alphabet, Cl A *	370	482,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 14.9%
American Axle & Manufacturing Holdings *	9,830	$96,924
Aptiv	2,212	207,662
Autoliv	1,898	155,105
BorgWarner	3,454	145,241
Dana	6,472	109,700
Delphi Technologies *	6,637	82,697
Ford Motor	23,184	210,047
General Motors	7,037	253,332
Gentherm *	2,871	120,151
Harley-Davidson	3,563	129,622
Lear	1,020	122,716
Tesla *	822	271,211
Veoneer * (A)	7,106	115,046
Visteon *	2,043	191,082
		2,210,536
Industrials — 13.2%
Ballard Power Systems * (A)	27,848	184,632
Bloom Energy, Cl A * (A)	9,184	59,880
EnerSys	1,831	128,481
General Electric	27,462	309,497
Honeywell International	1,621	289,430
Hyster-Yale Materials Handling	2,106	124,738
ITT	2,006	139,979
Johnson Controls International	5,525	236,636
Plug Power *	48,326	188,471
WABCO Holdings *	1,003	135,154
Westinghouse Air Brake Technologies	2,066	162,326
		1,959,224
Information Technology — 31.7%
Advanced Micro Devices *	6,429	251,695

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ambarella *	2,495	$136,576
Apple	2,070	553,208
CEVA *	4,440	115,085
Cisco Systems	7,326	331,941
Cypress Semiconductor	6,119	143,491
II-VI *	3,218	93,933
Intel	8,481	492,322
Maxim Integrated Products	2,651	150,232
Micron Technology *	6,025	286,248
Microsoft	3,059	463,072
NVIDIA	2,541	550,736
ON Semiconductor *	6,770	145,352
QUALCOMM	5,388	450,167
Rogers *	741	96,345
Texas Instruments	2,366	284,417
Xilinx	1,715	159,118
		4,703,938
Materials — 3.6%
Albemarle	1,870	122,260
Allegheny Technologies *	4,931	113,709
Carpenter Technology	2,559	134,527
Freeport-McMoRan Copper & Gold	14,598	166,125
		536,621
TOTAL UNITED STATES		9,892,832
TOTAL COMMON STOCK
(Cost $15,217,186)		14,580,735

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 1.6%
GERMANY— 1.6%
Consumer Discretionary — 1.6%
Volkswagen (B)
(Cost $259,814)	1,227	$237,404
TOTAL GERMANY		237,404

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $28,416)	28,416	28,416

REPURCHASE AGREEMENT(C) — 2.5%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $375,749 (collateralized by U.S. Treasury Obligations, ranging in par value $51,495 - $55,299, 2.125%, 08/15/2021, with a total market value of $383,289)

(Cost $375,701)	$375,701	375,701
TOTAL INVESTMENTS — 102.5%
(Cost $15,881,117)		$15,222,256

Percentages are based on Net Assets of $14,854,927.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $380,961.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $404,117.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Autonomous & Electric Vehicles ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,580,735	$—	$—	$14,580,735
Preferred Stock	237,404	—	—	237,404
Short-Term Investment	28,416	—	—	28,416
Repurchase Agreement	—	375,701	—	375,701
Total Investments in Securities	$14,846,555	$375,701	$—	$15,222,256

As of November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Genomics & Biotechnology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
HONG KONG— 3.8%
Health Care — 3.8%
Genscript Biotech *	290,318	$700,969
UNITED STATES— 96.1%
Health Care — 96.1%
Adverum Biotechnologies *	16,743	182,666
Agilent Technologies	8,770	708,353
Alnylam Pharmaceuticals *	7,326	858,168
Arrowhead Pharmaceuticals *	16,587	1,211,017
Audentes Therapeutics *	13,312	386,447
BioMarin Pharmaceutical *	9,529	769,086
Bluebird Bio *	7,631	617,653
Blueprint Medicines *	8,479	695,617
CRISPR Therapeutics *	9,349	669,856
Dicerna Pharmaceuticals *	16,829	404,906
Editas Medicine *	15,368	465,343
Fluidigm *	21,579	54,379
Gilead Sciences	4,933	331,695
Homology Medicines *	9,066	145,056
Illumina *	2,103	674,558
Intellia Therapeutics *	12,083	209,398
Invitae *	29,240	581,876
NanoString Technologies *	11,311	304,492
Natera *	17,625	643,136
Pacific Biosciences of California *	44,757	230,051
ProQR Therapeutics *	11,969	102,215
PTC Therapeutics *	17,361	815,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
QIAGEN *	23,366	$1,000,065
REGENXBIO *	10,729	449,116
Rocket Pharmaceuticals *	15,199	267,351
Sangamo Therapeutics *	37,294	402,775
Sarepta Therapeutics *	7,818	879,447
Solid Biosciences *	9,566	37,594
Sorrento Therapeutics *	33,277	97,169
Spark Therapeutics *	6,508	723,299
Ultragenyx Pharmaceutical *	15,969	633,171
uniQure *	10,608	590,441
Veracyte *	14,670	421,322
Vertex Pharmaceuticals *	3,452	765,481
Voyager Therapeutics *	7,444	101,536
WaVe Life Sciences *	8,586	284,626
ZIOPHARM Oncology *	56,717	295,496
TOTAL UNITED STATES		18,010,130
TOTAL COMMON STOCK
(Cost $16,775,777)		18,711,099
TOTAL INVESTMENTS — 99.9%
(Cost $16,775,777)		$18,711,099

Percentages are based on Net Assets of $18,734,082.

*	Non-income producing security.

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Video Games & Esports ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 18.3%
Communication Services — 18.3%
Bilibili ADR *	4,152	$71,747
DouYu International Holdings ADR *	6,416	47,863
NetEase ADR	316	99,640
YY ADR *	1,068	68,128
TOTAL CHINA		287,378
FRANCE— 4.0%
Communication Services — 4.0%
Ubisoft Entertainment *	1,048	63,669
HONG KONG— 1.6%
Communication Services — 0.8%
IGG	17,200	12,547
Information Technology — 0.8%
Razer *	75,000	12,072
TOTAL HONG KONG		24,619
JAPAN— 28.3%
Communication Services — 28.3%
Aeria	440	3,676
Capcom	2,360	56,613
DeNA *	2,290	36,846
Gumi *	722	4,641
GungHo Online Entertainment *	1,386	29,818
KLab *	620	4,795

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Konami Holdings	1,478	$65,053
Nexon *	5,550	75,666
Nintendo	246	95,134
Square Enix Holdings	1,460	72,127
TOTAL JAPAN		444,369
SINGAPORE— 5.7%
Communication Services — 5.7%
Sea ADR *	2,402	88,970
SOUTH KOREA— 10.1%
Communication Services — 10.1%
Com2uSCorp	134	11,436
Gravity ADR *	138	5,350
HUYA ADR *	844	17,808
NCSoft	156	65,113
Netmarble *	494	36,805
Nexon GT *	738	4,218
Pearl Abyss *	54	8,472
Webzen *	368	4,923
Wemade	190	4,665
TOTAL SOUTH KOREA		158,790
SWEDEN— 1.0%
Communication Services — 1.0%
Stillfront Group *	460	16,507
TAIWAN— 0.8%
Communication Services — 0.8%
Chinese Gamer International *	1,800	4,767
Gamania Digital Entertainment	2,400	4,625
X-Legend Entertainment *	1,400	3,900
TOTAL TAIWAN		13,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.1%
Information Technology — 1.1%
Keywords Studios	942	$17,144
UNITED STATES— 28.9%
Communication Services — 22.5%
Activision Blizzard	1,630	89,373
Electronic Arts *	952	96,162
Glu Mobile *	2,076	11,480
Take-Two Interactive Software *	730	88,586
Zynga, Cl A *	10,972	68,356
		353,957
Information Technology — 6.4%
NVIDIA	462	100,134
TOTAL UNITED STATES		454,091
TOTAL COMMON STOCK
(Cost $1,495,247)		1,568,829
TOTAL INVESTMENTS — 99.8%
(Cost $1,495,247)		$1,568,829

Percentages are based on Net Assets of $1,572,752.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cybersecurity ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ISRAEL— 1.7%
Information Technology — 1.7%
RADWARE *	1,174	$28,282
JAPAN— 7.3%
Information Technology — 7.3%
Digital Arts	340	19,498
FFRI *	200	5,320
Trend Micro *	1,860	100,379
TOTAL JAPAN		125,197
SOUTH KOREA— 0.8%
Information Technology — 0.8%
Ahnlab	250	13,356
UNITED KINGDOM— 8.5%
Information Technology — 8.5%
Avast	13,102	75,924
Sophos Group	9,571	69,947
TOTAL UNITED KINGDOM		145,871
UNITED STATES— 81.7%
Information Technology — 81.7%
A10 Networks *	1,920	12,806
Carbonite *	867	19,941
Check Point Software Technologies *	834	98,312
Crowdstrike Holdings, Cl A *	518	30,044
CyberArk Software *	692	84,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FireEye *	4,440	$74,414
ForeScout Technologies *	1,157	41,455
Fortinet *	1,150	120,876
Mimecast *	1,552	68,831
MobileIron *	2,743	13,249
NortonLifeLock	4,099	102,064
Okta, Cl A *	860	111,611
OneSpan *	1,009	18,818
Palo Alto Networks *	412	93,615
Proofpoint *	610	72,401
Qualys *	824	72,108
Rapid7 *	1,224	68,630
SailPoint Technologies Holding *	2,233	55,892
Tenable Holdings *	2,428	65,920
Tufin Software Technologies *	851	16,348
Varonis Systems *	760	59,364
VirnetX Holding *	1,664	5,874
Zix *	1,342	10,119
Zscaler *	1,599	83,356
TOTAL UNITED STATES		1,400,853
TOTAL COMMON STOCK
(Cost $1,528,726)		1,713,559
TOTAL INVESTMENTS — 100.0%
(Cost $1,528,726)		$1,713,559

Percentages are based on Net Assets of $1,713,765.

*	Non-income producing security.

Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.2%
Communication Services — 0.2%
Trivago ADR *	50,200	$116,966
UNITED STATES— 99.6%
Communication Services — 23.8%
Alphabet, Cl A *	1,702	2,219,561
Cargurus, Cl A *	6,578	263,712
Cars.com *	9,307	123,690
Facebook, Cl A *	11,550	2,328,942
IAC *	5,426	1,208,370
iHeartMedia *	13,836	212,936
Live Nation Entertainment *	14,658	1,023,275
Match Group * (A)	4,721	332,736
Netflix *	5,639	1,774,368
Snap, Cl A *	72,618	1,107,425

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Spotify Technology *	12,578	$1,792,994
TripAdvisor *	8,626	244,978
TrueCar *	32,821	172,310
Twitter *	53,513	1,654,087
Walt Disney	17,532	2,657,500
Yelp, Cl A *	5,984	207,525
Zillow Group, Cl A *	5,883	229,790
Zynga, Cl A *	64,011	398,789
		17,952,988
Consumer Discretionary — 39.7%
Amazon.com *	1,111	2,000,689
AutoNation *	6,191	316,298
Bed Bath & Beyond (A)	11,045	161,036
Booking Holdings *	1,138	2,166,785
Bright Horizons Family Solutions *	4,058	610,809
Capri Holdings *	10,364	384,919
CarMax *	11,645	1,132,593
Carter’s	3,121	322,431
Carvana, Cl A *	3,409	324,946
Chegg *	8,431	326,870
Children’s Place Retail Stores (A)	2,103	151,963
Chipotle Mexican Grill, Cl A *	1,930	1,570,866
Columbia Sportswear	4,714	436,045
Designer Brands, Cl A	9,465	156,173
Dick’s Sporting Goods	5,226	239,403
eBay	54,445	1,933,886
Etsy *	8,268	358,749
Expedia Group	11,015	1,119,785
GoPro, Cl A * (A)	31,852	128,682
Graham Holdings, Cl B	296	186,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Groupon, Cl A *	60,217	$174,629
Grubhub *	6,268	270,276
Home Depot	10,301	2,271,473
K12 *	5,870	115,346
Kontoor Brands	3,433	123,073
L Brands	18,945	362,607
Laureate Education, Cl A *	13,596	235,891
Lowe’s	18,050	2,117,446
Lululemon Athletica *	8,587	1,938,000
NIKE, Cl B	24,200	2,262,457
Planet Fitness, Cl A *	5,775	426,888
Starbucks	27,214	2,324,892
Strategic Education	1,577	223,524
Under Armour, Cl A *	13,673	258,283
VF	22,983	2,034,914
Wayfair, Cl A *	4,402	373,818
WW International *	9,883	427,835
		29,971,237
Consumer Staples — 3.6%
Costco Wholesale	8,365	2,507,911
Sprouts Farmers Market *	9,944	196,891
		2,704,802
Financials — 1.5%
Blucora *	6,176	145,383
LendingClub *	12,993	179,433
LendingTree *	881	317,627
Nelnet, Cl A	3,753	236,439
SLM	31,808	271,323
		1,150,205

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.2%
Avis Budget Group *	6,170	$183,558
Lyft, Cl A *	16,978	831,582
Uber Technologies *	72,266	2,139,074
		3,154,214
Information Technology — 15.8%
2U * (A)	4,248	105,945
Apple	10,239	2,736,373
Fiserv *	23,682	2,752,796
Fitbit, Cl A *	35,697	248,451
Instructure *	4,705	250,494
Intuit	7,926	2,051,962
PayPal Holdings *	19,098	2,062,775
Pluralsight, Cl A *	7,049	119,763
Square, Cl A *	22,785	1,574,899
		11,903,458
Real Estate — 11.0%
American Campus Communities ‡	9,481	455,467
AvalonBay Communities ‡	10,157	2,177,762
Camden Property Trust ‡	6,885	768,022
Equity Residential ‡	26,904	2,289,530
Independence Realty Trust ‡	18,939	282,949
Investors Real Estate Trust ‡	3,531	273,017
Invitation Homes ‡	36,241	1,106,438
UDR ‡	19,539	938,849
		8,292,034
TOTAL UNITED STATES		75,128,938
TOTAL COMMON STOCK
(Cost $73,193,040)		75,245,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $46,090)	46,090	$46,090

REPURCHASE AGREEMENT(B) — 0.8%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $609,459 (collateralized by U.S. Treasury Obligations, ranging in par value $83,524 - $89,693, 2.125%, 08/15/2021, with a total market value of $621,682)

(Cost $609,378)	$609,378	609,378
TOTAL INVESTMENTS — 100.7%
(Cost $73,848,508)		$75,901,372

Percentages are based on Net Assets of $75,382,916.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $644,474.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $655,468.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Millennials Thematic ETF

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$75,245,904	$—	$—	$75,245,904
Short-Term Investment	46,090	—	—	46,090
Repurchase Agreement	—	609,378	—	609,378
Total Investments in Securities	$75,291,994	$609,378	$—	$75,901,372

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.8%
Health Care — 0.8%
Cochlear	1,125	$178,054
BELGIUM— 1.3%
Health Care — 1.3%
UCB	3,788	307,233
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	5,662	62,066
CHINA— 1.0%
Health Care — 1.0%
BeiGene ADR *	1,161	236,020
DENMARK— 6.2%
Health Care — 6.2%
Demant *	4,924	150,778
Genmab *	1,201	280,028
GN Store Nord	2,843	134,044
H Lundbeck	3,885	148,947
Novo Nordisk, Cl B	13,171	740,922
TOTAL DENMARK		1,454,719

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 1.9%
Health Care — 1.9%
BioMerieux	2,307	$208,710
Korian	1,738	76,499
Orpea	1,260	156,015
TOTAL FRANCE		441,224
GERMANY— 1.9%
Health Care — 1.9%
Fresenius Medical Care & KGaA	5,994	439,892
HONG KONG— 0.2%
Health Care — 0.2%
Luye Pharma Group	65,847	48,369
IRELAND— 0.5%
Health Care — 0.5%
Amarin ADR *	5,730	121,877
ITALY— 0.5%
Health Care — 0.5%
Amplifon	4,419	129,410
JAPAN— 7.5%
Health Care — 7.5%
Chugai Pharmaceutical	10,586	923,943
Kissei Pharmaceutical	2,743	75,394
Miraca Holdings	2,792	68,991
Mochida Pharmaceutical	1,330	53,438
Nipro	5,375	64,543
Terumo	14,766	517,909
Toho Holdings	2,703	62,052
TOTAL JAPAN		1,766,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 0.4%
Health Care — 0.4%
Ryman Healthcare	9,443	$91,528
SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion *	2,492	367,107
Helixmith *	391	30,091
TOTAL SOUTH KOREA		397,198
SWEDEN— 0.7%
Health Care — 0.7%
Attendo	13,249	66,189
Elekta, Cl B	7,205	90,475
TOTAL SWEDEN		156,664
SWITZERLAND— 2.5%
Health Care — 2.5%
Sonova Holding	1,273	290,815
Straumann Holding	309	297,451
TOTAL SWITZERLAND		588,266
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	12,408	57,545
UNITED KINGDOM— 3.3%
Consumer Discretionary — 0.3%
McCarthy & Stone	40,614	73,810
Health Care — 1.6%
Smith & Nephew	17,038	381,487
Real Estate — 1.4%
Healthpeak Properties ‡	9,308	324,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED KINGDOM		$779,960
UNITED STATES— 69.0%
Health Care — 62.7%
AbbVie	8,123	712,631
ABIOMED *	879	172,442
ACADIA Pharmaceuticals *	2,808	127,174
Aerie Pharmaceuticals *	1,431	27,175
Agios Pharmaceuticals *	1,117	43,451
Align Technology *	1,557	431,818
Alkermes *	2,911	61,189
Amedisys *	626	102,013
Amgen	3,475	815,652
Becton Dickinson	2,671	690,454
Biogen Idec *	2,804	840,666
Bluebird Bio *	1,026	83,044
Blueprint Medicines *	941	77,200
Boston Scientific *	17,564	759,643
Bristol-Myers Squibb	14,681	835,936
Brookdale Senior Living *	9,849	70,322
Clovis Oncology *	2,591	38,684
DaVita *	3,242	232,678
DENTSPLY SIRONA	4,349	245,892
DexCom *	1,752	398,247
Diplomat Pharmacy *	11,172	57,536
Edwards Lifesciences *	3,568	873,947
Ensign Group	1,240	53,853
Exact Sciences *	2,893	234,362
Exelixis *	5,889	97,934
FibroGen *	1,587	67,241
Glaukos *	836	53,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Halozyme Therapeutics *	3,949	$76,571
Incyte *	4,172	392,836
Inogen *	716	52,705
Insulet *	1,155	214,484
Integer Holdings *	832	63,107
Integra LifeSciences Holdings *	1,665	101,548
Ionis Pharmaceuticals *	2,699	172,628
Lexicon Pharmaceuticals *	10,260	36,218
LHC Group *	614	81,908
LivaNova *	969	81,163
Medtronic	7,601	846,676
Merit Medical Systems *	1,033	28,924
Myriad Genetics *	1,989	51,197
National HealthCare	905	76,925
Natus Medical *	2,640	84,454
Novocure *	1,853	170,810
NuVasive *	1,192	86,110
Pennant Group *	620	14,520
Puma Biotechnology *	1,818	17,253
Quest Diagnostics	2,622	279,374
Radius Health *	3,059	68,522
Regeneron Pharmaceuticals *	1,651	609,219
Sage Therapeutics *	990	153,222
Seattle Genetics *	3,134	377,177
Spectrum Pharmaceuticals *	5,958	53,503
Stryker	3,435	703,694
Varian Medical Systems *	1,769	236,568
Vertex Pharmaceuticals *	3,539	784,773
Wright Medical Group *	2,332	69,424
Zimmer Biomet Holdings	3,982	578,505
		14,768,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 6.3%
LTC Properties ‡	1,392	$65,160
National Health Investors ‡	821	66,493
Omega Healthcare Investors ‡	4,037	169,675
Sabra Health Care ‡	3,384	75,396
Senior Housing Properties Trust ‡	7,382	54,036
Ventas ‡	6,957	405,663
Welltower ‡	7,777	657,700
		1,494,123
TOTAL UNITED STATES		16,262,938
TOTAL COMMON STOCK
(Cost $20,005,083)		23,519,233
TOTAL INVESTMENTS — 99.9%
(Cost $20,005,083)		$23,519,233

Percentages are based on Net Assets of $23,547,557.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Health & Wellness Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 1.0%
Consumer Staples — 1.0%
Bellamy’s Australia *	11,587	$103,219
Blackmores	1,775	99,062
TOTAL AUSTRALIA		202,281
CANADA— 2.3%
Consumer Discretionary — 2.3%
Gildan Activewear	15,428	452,996
CHINA— 3.6%
Consumer Discretionary — 3.6%
Li Ning	228,757	733,519
FRANCE— 3.0%
Consumer Staples — 3.0%
Danone	7,319	602,984
GERMANY— 7.0%
Consumer Discretionary — 7.0%
adidas	2,231	695,535
Puma	9,545	717,756
TOTAL GERMANY		1,413,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 6.5%
Consumer Discretionary — 6.5%
ANTA Sports Products	85,336	$802,367
Yue Yuen Industrial Holdings	168,779	499,152
TOTAL HONG KONG		1,301,519
IRELAND— 1.6%
Consumer Staples — 1.6%
Glanbia	28,176	328,065
ITALY— 1.3%
Consumer Discretionary — 1.3%
Technogym	20,724	255,465
JAPAN— 15.7%
Consumer Discretionary — 10.8%
ABC-Mart	8,557	569,633
Asics	19,857	328,744
Descente	7,910	129,149
Goldwin	4,918	355,231
Shimano	3,569	576,854
Tosho	3,924	90,226
Xebio Holdings	5,193	62,595
Yonex	9,991	59,302
		2,171,734
Consumer Staples — 3.7%
Ariake Japan	3,415	243,550
Yakult Honsha	8,706	510,388
		753,938
Health Care — 1.2%
Tsumura	7,953	237,115
TOTAL JAPAN		3,162,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 1.0%
Consumer Discretionary — 1.0%
Basic-Fit *	5,634	$203,133
SOUTH KOREA— 2.1%
Consumer Discretionary — 2.1%
Fila Korea	6,398	279,505
Youngone	4,556	137,126
TOTAL SOUTH KOREA		416,631
TAIWAN— 6.7%
Consumer Discretionary — 6.7%
Feng TAY Enterprise	76,719	480,272
Giant Manufacturing	38,626	279,784
Merida Industry	30,788	176,592
Pou Chen	307,886	401,123
TOTAL TAIWAN		1,337,771
UNITED KINGDOM— 5.4%
Consumer Discretionary — 5.4%
JD Sports Fashion	85,826	844,383
Sports Direct International *	55,265	241,047
TOTAL UNITED KINGDOM		1,085,430
UNITED STATES— 42.7%
Consumer Discretionary — 22.6%
Columbia Sportswear	5,544	512,820
Dick’s Sporting Goods	7,436	340,643
Foot Locker	9,294	372,225
Kontoor Brands	898	32,193
Lululemon Athletica *	3,393	765,766
NIKE, Cl B	6,696	626,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Planet Fitness, Cl A *	8,035	$593,947
Under Armour, Cl A *	19,625	370,716
VF	6,361	563,203
WW International *	6,887	298,138
Zumiez *	2,613	77,188
		4,552,848
Consumer Staples — 11.4%
Calavo Growers	1,812	161,612
Cal-Maine Foods *	4,512	196,407
Hain Celestial Group *	10,727	265,171
Herbalife Nutrition *	10,531	480,319
Medifast	1,223	107,514
Nu Skin Enterprises, Cl A	5,705	218,159
Sanderson Farms	2,316	383,483
Sprouts Farmers Market *	12,746	252,371
United Natural Foods *	5,204	47,460
USANA Health Sciences *	2,402	176,787
		2,289,283
Health Care — 6.9%
DexCom *	4,779	1,086,315
Prestige Consumer Healthcare *	5,328	201,239
Tivity Health *	4,862	110,124
		1,397,678
Industrials — 1.0%
Healthcare Services Group	7,628	191,844
Information Technology — 0.8%
Fitbit, Cl A *	22,760	158,410

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Health & Wellness Thematic ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$8,590,063
TOTAL COMMON STOCK
(Cost $18,713,343)	20,085,935
TOTAL INVESTMENTS — 99.9%
(Cost $18,713,343)	$20,085,935
Percentages are based on Net Assets of $20,114,714.

*	Non-income producing security.

Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cannabis ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 0.8%
Consumer Staples — 0.8%
Elixinol Global *	50,843	$36,454
CANADA— 68.8%
Consumer Discretionary — 1.3%
Namaste Technologies *	227,914	58,340
Financials — 2.8%
Canopy Rivers *	116,594	128,159
Health Care — 64.7%
Aleafia Health *	109,316	54,319
Aphria * (A)	83,085	393,453
Auxly Cannabis Group * (A)	426,770	208,847
Canopy Growth * (A)	21,201	391,219
Charlottes Web Holdings * (A)	19,536	191,058
Cronos Group *	51,742	351,764
Emerald Health Therapeutics * (A)	90,588	28,644
Green Organic Dutchman Holdings * (A)	214,677	119,602
HEXO * (A)	194,493	418,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Khiron Life Sciences *	69,244	$50,568
MediPharm Labs *	69,142	195,206
Organigram Holdings *	69,706	186,303
PharmaCielo *	43,597	97,812
Supreme Cannabis *	295,900	151,487
Valens Groworks *	57,262	133,644
		2,972,709
TOTAL CANADA		3,159,208
UNITED STATES— 30.0%
Health Care — 30.0%
Aurora Cannabis * (A)	121,840	304,600
cbdMD *	17,693	57,502
Corbus Pharmaceuticals Holdings *	47,946	225,346
GW Pharmaceuticals ADR *	3,417	348,910
Sundial Growers *	47,976	116,102
Tilray, Cl 2 * (A)	11,001	218,260
Zynerba Pharmaceuticals * (A)	17,162	108,635
TOTAL UNITED STATES		1,379,355
TOTAL COMMON STOCK
(Cost $5,680,767)		4,575,017

SHORT-TERM INVESTMENT(B)(C) — 2.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $96,757)	96,757	96,757
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 27.8%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $1,279,438 (collateralized by U.S. Treasury Obligations, ranging in par value $175,343 - $188,293, 2.125%, 08/15/2021, with a total market value of $1,305,101)

(Cost $1,279,270)	$1,279,270	$1,279,270
TOTAL INVESTMENTS — 129.5%
(Cost $7,056,794)		$5,951,044

Percentages are based on Net Assets of $4,594,463.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,295,325.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $1,376,027.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,575,017	$—	$—	$4,575,017
Short-Term Investment	96,757	—	—	96,757
Repurchase Agreement	—	1,279,270	—	1,279,270
Total Investments in Securities	$4,671,774	$1,279,270	$—	$5,951,044

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 1.8%
Zayo Group Holdings *	96,926	$3,318,746
Energy — 0.3%
Matrix Service *	23,078	483,253
Industrials — 68.8%
Acuity Brands	16,366	2,140,345
Advanced Drainage Systems	18,730	714,737
AECOM *	64,039	2,774,810
Aegion, Cl A *	25,329	548,626
Altra Industrial Motion	16,311	536,143
Arconic	197,666	6,119,739
Argan	11,302	414,105
Astec Industries	12,839	480,949
Atkore International Group *	21,456	895,144
Columbus McKinnon	13,683	562,098

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Crane	24,159	$2,006,888
CSW Industrials	8,945	660,409
CSX	71,613	5,123,194
Dycom Industries *	8,380	436,179
Eaton	66,432	6,144,960
EMCOR Group	23,590	2,097,859
Emerson Electric	74,691	5,516,677
Exponent	21,100	1,340,905
Fastenal	158,295	5,622,638
Fluor	57,139	996,504
Fortive	65,545	4,730,383
Genesee & Wyoming, Cl A *	23,973	2,671,791
Gibraltar Industries *	13,035	680,688
Gorman-Rupp	13,865	513,144
Granite Construction	19,010	489,698
Greenbrier	11,496	323,497
H&E Equipment Services	18,578	613,074
HD Supply Holdings *	73,036	2,908,294
Herc Holdings *	13,968	653,144
Hubbell, Cl B	22,413	3,295,159
Insteel Industries	22,694	529,451
Jacobs Engineering Group	58,235	5,362,861
Kansas City Southern	41,609	6,342,044
Lincoln Electric Holdings	26,388	2,434,557
Manitowoc *	31,590	505,440
MasTec *	32,241	2,138,868
MRC Global *	30,544	407,457
Mueller Industries	18,672	586,114
Mueller Water Products, Cl A	49,335	556,499
MYR Group *	15,123	519,626

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	28,385	$5,492,497
NOW *	35,787	401,172
Pentair	71,111	3,153,773
Powell Industries	16,457	684,447
Primoris Services	22,961	505,601
Quanta Services	59,306	2,469,502
RBC Bearings *	10,048	1,666,762
Rexnord *	42,492	1,342,322
Rockwell Automation	28,808	5,641,759
SPX *	16,027	765,770
Sterling Construction *	35,095	511,334
Team *	31,183	504,229
Terex	29,882	838,788
Tetra Tech	22,468	1,983,700
Titan Machinery *	25,340	341,330
Trinity Industries	59,396	1,249,692
Tutor Perini *	26,971	429,648
Union Pacific	30,216	5,317,714
United Rentals *	33,198	5,080,954
Valmont Industries	8,967	1,283,536
Wabash National	31,043	488,927
WESCO International *	18,943	996,781
Westinghouse Air Brake Technologies	39,614	3,112,472
Willdan Group *	13,704	390,701
		126,048,109
Information Technology — 3.4%
Anixter International *	13,574	1,165,192
Badger Meter	8,917	552,854
Calix *	43,717	338,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	102,791	$4,166,119
		6,222,972
Materials — 24.2%
AK Steel Holding *	176,115	486,078
Alcoa *	75,749	1,541,492
Allegheny Technologies *	51,037	1,176,913
Century Aluminum *	50,828	358,338
Cleveland-Cliffs (A)	120,965	966,510
Commercial Metals	47,719	1,019,278
Eagle Materials	19,025	1,750,871
Forterra *	101,620	1,128,998
Haynes International	15,125	555,390
Martin Marietta Materials	25,642	6,882,313
Minerals Technologies	8,669	468,126
Nucor	81,395	4,587,422
Reliance Steel & Aluminum	28,837	3,402,189
RPM International	53,929	3,976,185
Steel Dynamics	94,032	3,171,699
Summit Materials, Cl A *	32,439	774,319
TimkenSteel *	39,691	231,002
United States Steel (A)	71,976	944,325
US Concrete *	13,360	546,825
Vulcan Materials	46,838	6,644,907
Westlake Chemical	52,584	3,611,469
		44,224,649
Utilities — 1.3%
MDU Resources Group	80,307	2,332,115
TOTAL COMMON STOCK
(Cost $178,385,559)		182,629,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

	Face Amount/Shares	Value
CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	$1,031

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.570%
(Cost $52,225)	52,225	52,225

REPURCHASE AGREEMENT(B) — 0.4%
RBC Capital Markets
1.580%, dated 11/29/19, to be repurchased on 12/02/19, repurchase price $690,574 (collateralized by U.S. Treasury Obligations, ranging in par value $94,641 - $101,631 2.125%, 08/15/2021, with a total market value of $704,427)

(Cost $690,484)	690,484	690,484
TOTAL INVESTMENTS — 100.2%
(Cost $179,129,268)		$183,373,584

Percentages are based on Net Assets of $183,064,557.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $706,725.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2019, was $742,709.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2019.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$182,629,844	$—	$—	$182,629,844
Corporate Obligation	—	1,031	—	1,031
Short-Term Investment	52,225	—	—	52,225
Repurchase Agreement	—	690,484	—	690,484
Total Investments in Securities	$182,682,069	$691,515	$—	$183,373,584

For the year ended November 30, 2019, there were no transfers in or out of Level 3

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.6%
Financials — 0.6%
Toronto-Dominion Bank	9,081	$524,882
UNITED STATES— 99.2%
Communication Services — 5.0%
Alphabet, Cl A *	399	520,332
AT&T	13,693	511,844
Comcast, Cl A	11,449	505,473
Facebook, Cl A *	2,707	545,839
Netflix *	1,857	584,324
Omnicom Group	6,793	539,908
Verizon Communications	8,324	501,438
Walt Disney	3,869	586,463
		4,295,621

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.4%
Amazon.com *	284	$511,426
Best Buy	6,993	563,915
Booking Holdings *	255	485,528
BorgWarner	12,831	539,544
Choice Hotels International	5,840	567,940
Darden Restaurants	4,567	540,915
eBay	14,157	502,857
General Motors	14,075	506,700
Hasbro	5,244	533,315
Hilton Worldwide Holdings	5,201	546,105
Home Depot	2,155	475,199
Lowe’s	4,550	533,761
Marriott International, Cl A	4,057	569,441
NIKE, Cl B	5,512	515,317
Starbucks	6,279	536,415
VF	5,550	491,397
Whirlpool	3,274	468,509
		8,888,284
Consumer Staples — 9.0%
Brown-Forman, Cl B	7,709	522,824
Campbell Soup	10,709	498,718
Clorox	3,343	495,533
Coca-Cola	9,233	493,042
Colgate-Palmolive	7,340	497,799
Costco Wholesale	1,698	509,077
Estee Lauder, Cl A	2,715	530,701
General Mills	9,912	528,508
Hershey	3,502	518,856
Hormel Foods	12,337	549,368
Kellogg	8,179	532,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kimberly-Clark	3,816	$520,273
McCormick	3,153	533,645
PepsiCo	3,654	496,323
Procter & Gamble	4,042	493,367
		7,720,650
Energy — 4.2%
Baker Hughes, Cl A	23,477	526,354
Chevron	4,464	522,868
ConocoPhillips	8,975	537,962
Enbridge	14,403	547,315
Hess	7,539	468,097
Occidental Petroleum	11,920	459,754
ONEOK	7,389	524,988
		3,587,338
Financials — 15.1%
Aflac	9,933	544,726
Allstate	4,657	518,557
American Express	4,333	520,480
Bank of America	16,079	535,752
Bank of Hawaii	5,824	524,801
BlackRock, Cl A	1,141	564,692
Capital One Financial	5,481	548,155
Citigroup	7,039	528,770
Comerica	7,800	549,197
Discover Financial Services	6,325	536,803
FactSet Research Systems	1,991	516,963
JPMorgan Chase	4,034	531,520
KeyCorp	27,732	537,723
Moody’s	2,340	530,408
Morgan Stanley	11,018	545,171

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Northern Trust	5,024	$538,774
Pinnacle Financial Partners	8,835	542,646
PNC Financial Services Group	3,463	530,566
Progressive	7,245	529,247
Prudential Financial	5,526	517,344
S&P Global	2,028	536,710
T Rowe Price Group	4,534	560,221
Travelers	3,837	524,595
US Bancorp	9,081	545,132
		12,858,953
Health Care — 15.3%
Abbott Laboratories	6,198	529,619
AbbVie	6,566	576,035
Agilent Technologies	6,723	543,016
Amgen	2,572	603,700
Baxter International	6,374	522,477
Becton Dickinson	2,114	546,469
Biogen Idec *	1,765	529,165
Boston Scientific *	12,436	537,857
Bristol-Myers Squibb	9,272	527,948
Edwards Lifesciences *	2,204	539,848
Eli Lilly	4,734	555,535
Humana *	1,760	600,565
Illumina *	1,599	512,895
IQVIA Holdings *	3,473	506,989
Johnson & Johnson	3,969	545,698
Merck	6,107	532,408
Mettler-Toledo International *	734	528,047
PerkinElmer	5,941	551,918
Pfizer	14,413	555,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	1,696	$625,824
Thermo Fisher Scientific	1,717	539,052
Vertex Pharmaceuticals *	2,592	574,776
Waters *	2,393	531,414
Zoetis, Cl A	4,099	494,011
		13,110,455
Industrials — 10.6%
3M	3,114	528,664
Caterpillar	3,767	545,198
Cummins	2,933	536,328
Deere	2,931	492,555
Delta Air Lines	9,374	537,224
FedEx	3,272	523,684
Illinois Tool Works	3,150	549,139
Ingersoll-Rand	4,336	568,492
Owens Corning	8,175	548,216
Raytheon	2,386	518,764
Republic Services, Cl A	5,805	514,614
Rockwell Automation	3,003	588,108
Southwest Airlines	8,956	516,224
Union Pacific	2,994	526,914
United Parcel Service, Cl B	4,588	549,320
Waste Management	4,441	501,433
Xylem	6,149	476,609
		9,021,486
Information Technology — 19.3%
Accenture, Cl A	2,726	548,362
Adobe *	1,868	578,202
Akamai Technologies *	5,627	490,224
Alliance Data Systems	4,712	503,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Analog Devices	4,788	$540,805
Apple	2,070	553,207
Applied Materials	9,156	530,132
Automatic Data Processing	3,194	545,471
Cisco Systems	10,864	492,248
Cognizant Technology Solutions, Cl A	8,333	534,229
Intel	9,722	564,362
Intuit	1,946	503,800
Juniper Networks	20,570	515,484
Keysight Technologies *	5,007	535,899
KLA	3,093	506,819
Lam Research	1,900	506,977
Littelfuse	2,705	490,714
Mastercard, Cl A	1,932	564,588
Microsoft	3,652	552,840
NetApp	9,093	550,945
NVIDIA	2,563	555,505
ON Semiconductor *	27,154	582,997
Oracle	9,293	521,709
QUALCOMM	6,382	533,216
salesforce.com *	3,404	554,478
Square, Cl A *	8,171	564,780
Texas Instruments	4,260	512,095
Visa, Cl A	2,954	545,043
VMware, Cl A *	3,195	497,206
Workday, Cl A *	3,179	569,422
Xilinx	5,413	502,218
		16,547,737
Materials — 3.8%
Air Products & Chemicals	2,383	563,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	3,995	$520,828
Ecolab	2,725	508,676
International Flavors & Fragrances	4,212	594,861
Newmont Goldcorp	13,077	502,157
Sonoco Products	9,055	548,099
		3,237,795
Real Estate — 2.4%
CBRE Group, Cl A *	9,742	555,489
Jones Lang LaSalle	3,486	579,826
ProLogis ‡	5,474	501,145
Ventas ‡	6,955	405,546
		2,042,006
Utilities — 4.1%
American Water Works	4,123	499,007
Entergy	4,325	503,387
Exelon	11,352	504,028
NextEra Energy	2,124	496,634
Pinnacle West Capital	5,524	482,742
Sempra Energy	3,405	501,454
WEC Energy Group	5,575	494,224
		3,481,476
TOTAL UNITED STATES		84,791,801
TOTAL COMMON STOCK
(Cost $71,809,988)		85,316,683
TOTAL INVESTMENTS — 99.8%
(Cost $71,809,988)		$85,316,683

Percentages are based on Net Assets of $85,459,436.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Conscious Companies ETF

Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Founder-Run Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 12.9%
Alphabet, Cl A *	32	$41,731
Cargurus, Cl A *	1,034	41,453
DISH Network, Cl A *	1,168	39,910
Facebook, Cl A *	212	42,748
Netflix *	108	33,983
Nexstar Media Group, Cl A	348	37,483
Roku, Cl A *	649	104,080
Snap, Cl A *	3,726	56,821
TripAdvisor *	859	24,396
Twitter *	1,051	32,486
World Wrestling Entertainment, Cl A	487	30,204
Zayo Group Holdings *	1,269	43,451
		528,746

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 9.9%
Amazon.com *	21	$37,817
Grubhub *	609	26,260
L Brands	1,636	31,313
Las Vegas Sands	627	39,344
Ollie’s Bargain Outlet Holdings *	423	27,664
Skechers U.S.A., Cl A *	1,326	53,331
Tesla *	173	57,080
Texas Roadhouse, Cl A	692	40,067
Under Armour, Cl A *	1,783	33,681
Urban Outfitters *	1,386	35,565
Wayfair, Cl A *	263	22,334
		404,456
Consumer Staples — 0.8%
National Beverage *	707	35,095
Energy — 0.6%
Continental Resources	850	26,248
Financials — 13.7%
Athene Holding, Cl A *	914	41,148
BlackRock, Cl A	88	43,552
Capital One Financial	444	44,405
Essent Group	890	48,639
Green Dot, Cl A *	641	15,230
Intercontinental Exchange	512	48,215
KKR	1,691	49,868
LendingTree *	104	37,495
MarketAxess Holdings	153	61,784
SEI Investments	772	49,817
Signature Bank NY	314	38,735
Starwood Property Trust ‡	1,869	45,791

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Wintrust Financial	531	$36,060
		560,739
Health Care — 15.5%
Allogene Therapeutics *	1,362	38,381
Guardant Health *	603	46,835
Ionis Pharmaceuticals *	544	34,794
Jazz Pharmaceuticals *	310	46,847
Masimo *	312	48,382
Neurocrine Biosciences *	525	61,220
Penumbra *	302	53,430
Regeneron Pharmaceuticals *	120	44,280
Seattle Genetics *	593	71,367
Spark Therapeutics *	377	41,900
Ultragenyx Pharmaceutical *	595	23,592
United Therapeutics *	387	35,705
Universal Health Services, Cl B	315	43,939
Veeva Systems, Cl A *	292	43,561
		634,233
Industrials — 4.7%
Clean Harbors *	547	45,210
CoStar Group *	83	50,867
FedEx	227	36,331
Insperity	341	26,520
Lyft, Cl A *	710	34,776
		193,704
Information Technology — 30.1%
2U *	657	16,386
Akamai Technologies *	515	44,867
Alteryx, Cl A *	380	43,141
Avalara *	498	38,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Dell Technologies, Cl C *	622	$30,161
Dropbox, Cl A *	1,669	30,860
EPAM Systems *	230	48,726
Euronet Worldwide *	276	43,385
Fortinet *	437	45,933
HubSpot *	227	34,277
IPG Photonics *	234	33,249
Monolithic Power Systems	269	43,223
New Relic *	393	26,732
Nutanix, Cl A *	939	35,072
NVIDIA	233	50,500
Okta, Cl A *	395	51,263
Paycom Software *	203	56,192
Pegasystems	537	41,682
RealPage *	633	34,834
RingCentral, Cl A *	358	61,744
salesforce.com *	245	39,908
Square, Cl A *	568	39,260
SS&C Technologies Holdings	609	36,570
Trade Desk, Cl A *	189	49,771
Twilio, Cl A *	301	31,087
Ubiquiti	245	48,314
VeriSign *	203	38,720
ViaSat *	455	33,443
Workday, Cl A *	199	35,645
Zendesk *	474	37,446
Zscaler *	607	31,643
		1,232,893
Materials — 1.1%
Steel Dynamics	1,333	44,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 10.7%
American Campus Communities ‡	876	$42,083
American Homes 4 Rent, Cl A ‡	1,730	46,208
Apartment Investment & Management, Cl A ‡	849	45,651
Brandywine Realty Trust ‡	2,759	42,571
Camden Property Trust ‡	417	46,516
Healthcare Trust of America, Cl A ‡	1,510	45,828
Medical Properties Trust ‡	2,431	50,468
Pebblebrook Hotel Trust ‡	1,299	34,034
STAG Industrial ‡	1,449	44,905
Vornado Realty Trust ‡	599	38,678
		436,942
TOTAL COMMON STOCK
(Cost $3,939,077)		4,098,018
TOTAL INVESTMENTS — 100.0%
(Cost $3,939,077)		$4,098,018

Percentages are based on Net Assets of $4,099,797.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Thematic Growth ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Affiliated ETF— 100.0%
Global X E-commerce ETF * (A)	24,598	$439,566
Global X FinTech ETF * (A))	15,056	459,057
Global X Internet of Things ETF (A)	12,912	296,729
Global X Lithium & Battery Tech ETF (A)	10,384	263,961
Global X Longevity Thematic ETF (A)	11,490	272,658
Global X Robotics & Artificial Intelligence ETF (A)	13,288	285,028
Global X Social Media ETF * (A)	19,016	631,522
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,522,056)		2,648,521
TOTAL INVESTMENTS — 100.0%
(Cost $2,522,056)		$2,648,521

Percentages are based on Net Assets of $2,649,817.

(A)	Affiliated investment.
*	Non-income producing security.

ETF — Exchange Traded Fund

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2019
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2019:
	Value At 11/30/18	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2019	Shares	Dividend Income
Global X E-commerce ETF	$-	$442,765	$-	$(3,199)	$-	$439,566	24,598	$-
Global X Fintech ETF	-	426,084	-	32,973	-	459,057	15,056	-
Global X Internet of Things ETF	-	273,992	-	22,737	-	296,729	12,912	-
Global X Lithium & Battery Tech ETF	-	257,211	-	6,750	-	263,961	10,384	-
Global X Longevity Thematic ETF	-	253,699	-	18,959	-	272,658	11,490	-
Global X Robotics & Artificial Intelligence ETF	-	275,195	-	9,833	-	285,028	13,288	-
Global X Social Media ETF	-	593,110	-	38,412	-	631,522	19,016	-
Totals:	$-	$2,522,056	$-	$126,465	$-	$2,648,521	106,744	$-

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2019

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF		Global X Internet of Things ETF		Global X Cloud Computing ETF
Assets:
Cost of Investments	$1,665,478,453		$370,000,484		$116,633,782		$462,644,243
Cost of Repurchase Agreement	42,467,022		20,339,648		6,269,005		4,340,461
Cost of Foreign Currency	293,007		—		1		1
Investments, at Value	$1,478,729,991	*	$414,891,807	*	$131,978,310	*	$472,260,693	*
Repurchase Agreement, at Value	42,467,022		20,339,648		6,269,005		4,340,461
Cash	53,688		—		30,710		644,049
Foreign Currency, at Value	293,101		—		2		1
Dividend and Interest Receivable	2,905,888		135,750		126,286		57,408
Reclaim Receivable	2,055,348		18,115		29,939		—
Receivable for Capital Shares Sold	—		—		1,144,560		—
Receivable for Investment Securities Sold	—		—		—		2,409,100
Due from Broker	—		—		901,288		—
Total Assets	1,526,505,038		435,385,320		140,480,100		479,711,712
Liabilities:
Obligation to Return Securities Lending Collateral	45,678,996		21,878,028		6,743,158		4,668,750
Payable due to Investment Adviser	830,062		224,115		64,203		259,471
Due to Broker	12,139		—		—		—
Unrealized Depreciation on Spot Contracts	297		—		—		—
Payable for Investment Securities Purchased	—		—		1,143,963		—
Payable for Capital Shares Redeemed	—		—		—		2,397,941
Due to Authorized Participants	—		—		901,288		—
Cash Overdraft	—		131,043		—		—
Total Liabilities	46,521,494		22,233,186		8,852,612		7,326,162
Net Assets	$1,479,983,544		$413,152,134		$131,627,488		$472,385,550
Net Assets Consist of:
Paid-in Capital	$1,789,766,179		$385,441,545		$118,476,585		$464,947,904
Total Distributable Earnings/(Loss)	(309,782,635)		27,710,589		13,150,903		7,437,646
Net Assets	$1,479,983,544		$413,152,134		$131,627,488		$472,385,550
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	69,050,000		13,550,000		5,750,000		29,550,000
Net Asset Value, Offering and Redemption Price Per Share	$21.43		$30.49		$22.89		$15.99
*Includes Market Value of Securities on Loan	$43,280,642		$21,134,171		$6,401,439		$4,676,250

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2019

	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF		Global X Genomics & Biotechnology ETF	Global X Video Games & Esports ETF
Assets:
Cost of Investments	$40,506,145	$15,505,416		$16,775,777	$1,495,247
Cost of Repurchase Agreement	—	375,701		—	—
Cost of Foreign Currency	—	8,416		—	—
Investments, at Value	$44,156,808	$14,846,555	*	$18,711,099	$1,568,829
Repurchase Agreement, at Value	—	375,701		—	—
Cash	65,842	39,495		32,190	397
Foreign Currency, at Value	—	8,409		—	—
Dividend and Interest Receivable	46,338	23,452		—	74
Reclaim Receivable	561	4,325		—	—
Unrealized Appreciation on Spot Contracts	—	23		—	—
Receivable for Investment Securities Sold	—	502,657		—	4,088
Total Assets	44,269,549	15,800,617		18,743,289	1,573,388
Liabilities:
Obligation to Return Securities Lending Collateral	—	404,117		—	—
Payable due to Investment Adviser	23,917	8,978		9,207	636
Due to Broker	366	—		—	—
Payable for Capital Shares Redeemed	—	532,554		—	—
Unrealized Depreciation on Spot Contracts	—	2		—	—
Due to Custodian	671	39		—	—
Total Liabilities	24,954	945,690		9,207	636
Net Assets	$44,244,595	$14,854,927		$18,734,082	$1,572,752
Net Assets Consist of:
Paid-in Capital	$41,273,314	$16,562,720		$16,918,798	$1,499,313
Total Distributable Earnings/(Loss)	2,971,281	(1,707,793)		1,815,284	73,439
Net Assets	$44,244,595	$14,854,927		$18,734,082	$1,572,752
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,550,002	1,050,002		1,200,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$17.35	$14.15		$15.61	$15.73
*Includes Market Value of Securities on Loan	$—	$380,961		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2019

	Global X Cybersecurity ETF	Global X Millennials Thematic ETF		Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Assets:
Cost of Investments	$1,528,726	$73,239,130		$20,005,083	$18,713,343
Cost of Repurchase Agreement	—	609,378		—	—
Cost of Foreign Currency	—	—		1	209
Investments, at Value	$1,713,559	$75,291,994	*	$23,519,233	$20,085,935
Repurchase Agreement, at Value	—	609,378		—	—
Cash	372	109,220		366,341	19,505
Foreign Currency, at Value	—	—		1	209
Dividend and Interest Receivable	513	58,638		10,246	16,226
Reclaim Receivable	—	—		7,019	962
Total Assets	1,714,444	76,069,230		23,902,840	20,122,837
Liabilities:
Obligation to Return Securities Lending Collateral	—	655,468		—	—
Payable due to Investment Adviser	679	30,406		9,433	8,123
Due to Broker	—	440		345,850	—
Total Liabilities	679	686,314		355,283	8,123
Net Assets	$1,713,765	$75,382,916		$23,547,557	$20,114,714
Net Assets Consist of:
Paid-in Capital	$1,527,026	$73,882,562		$20,008,594	$18,816,872
Total Distributable Earnings	186,739	1,500,354		3,538,963	1,297,842
Net Assets	$1,713,765	$75,382,916		$23,547,557	$20,114,714
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	2,950,000		1,000,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$17.14	$25.55		$23.55	$21.17
*Includes Market Value of Securities on Loan	$—	$644,474		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2019

	Global X Cannabis ETF		Global X U.S. Infrastructure Development ETF		Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$5,777,524		$178,438,784		$71,809,988	$3,939,077
Cost of Repurchase Agreement	1,279,270		690,484		—	—
Investments, at Value	$4,671,774	*	$182,683,100	*	$85,316,683	$4,098,018
Repurchase Agreement, at Value	1,279,270		690,484		—	—
Cash	—		244,586		26,107	—
Dividend and Interest Receivable	30,007		255,104		145,774	3,440
Receivable for Investment Securities Sold	—		—		—	46
Total Assets	5,981,051		183,873,274		85,488,564	4,101,504
Liabilities:
Obligation to Return Securities Lending Collateral	1,376,027		742,709		—	—
Payable due to Investment Adviser	1,568		66,008		29,128	1,465
Due to Broker	—		—		—	18
Cash Overdraft	8,993		—		—	224
Total Liabilities	1,386,588		808,717		29,128	1,707
Net Assets	$4,594,463		$183,064,557		$85,459,436	$4,099,797
Net Assets Consist of:
Paid-in Capital	$5,754,085		$179,219,969		$72,135,618	$4,022,071
Total Distributable Earnings /(Loss)	(1,159,622)		3,844,588		13,323,818	77,726
Net Assets	$4,594,463		$183,064,557		$85,459,436	$4,099,797
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000		10,500,000		3,700,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$15.31		$17.43		$23.10	$20.50
*Includes Market Value of Securities on Loan	$1,295,325		$706,725		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2019

Global X Thematic Growth ETF
Assets:
Cost of Affiliated Investments	$2,522,056
Affiliated Investments, at Value	$2,648,521
Cash	978
Receivable due from Investment Adviser	318
Total Assets	2,649,817
Net Assets	$2,649,817
Net Assets Consist of:
Paid-in Capital	$2,523,000
Total Distributable Earnings	126,817
Net Assets	$2,649,817
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$26.50

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2019

	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF	Global X Cloud Computing ETF(1)
Investment Income:
Dividend Income	$20,285,484	$1,256,119	$1,409,623	$589,730
Interest Income	21,440	5,681	2,061	—
Security Lending Income	6,521,830	177,021	153,759	1,367
Less: Foreign Taxes Withheld	(1,912,044)	(24,413)	(64,526)	—
Total Investment Income	24,916,710	1,414,408	1,500,917	591,097
Supervision and Administration Fees(2)	10,169,478	2,463,232	593,023	1,662,622
Custodian Fees(3)	55,740	4,491	96	—
Total Expenses	10,225,218	2,467,723	593,119	1,662,622
Net Investment Income (Loss)	14,691,492	(1,053,315)	907,798	(1,071,525)
Net Realized Gain (Loss) on:
Investments(4)	(71,705,862)	(4,410,668)	2,618,141	6,678,868
Foreign Currency Transactions	(85,793)	(7,618)	(12,528)	(15,866)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(71,791,655)	(4,418,286)	2,605,613	6,663,002
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	174,519,922	72,298,668	19,706,713	9,616,450
Foreign Currency Translations	20,936	(210)	228	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	174,540,858	72,298,458	19,706,941	9,616,450
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	102,749,203	67,880,172	22,312,554	16,279,452
Net Increase in Net Assets Resulting from Operations	$117,440,695	$66,826,857	$23,220,352	$15,207,927

(1)	The Fund commenced operations on April 12, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2019

	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF	Global X Genomics & Biotechnology ETF(1)	Global X Video Games & Esports ETF(2)
Investment Income:
Dividend Income	$468,730	$301,216	$5,712	$74
Security Lending Income	51,729	23,363	—	—
Less: Foreign Taxes Withheld	(14,842)	(17,641)	—	—
Total Investment Income	505,617	306,938	5,712	74
Supervision and Administration Fees(3)	265,060	88,559	39,954	698
Tax Expense	1,488	—	—	—
Custodian Fees(4)	458	309	62	2
Total Expenses	267,006	88,868	40,016	700
Net Investment Income (Loss)	238,611	218,070	(34,304)	(626)
Net Realized Gain (Loss) on:
Investments(5)	491,196	(481,484)	(85,400)	676
Foreign Currency Transactions	362	375	(334)	(193)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	491,558	(481,109)	(85,734)	483
Net Change in Unrealized Appreciation on:
Investments	7,493,768	1,721,031	1,935,322	73,582
Foreign Currency Translations	33	298	—	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	7,493,801	1,721,329	1,935,322	73,582
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	7,985,359	1,240,220	1,849,588	74,065
Net Increase in Net Assets Resulting from Operations	$8,223,970	$1,458,290	$1,815,284	$73,439

(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on October 25, 2019.
(3)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2019

	Global X Cybersecurity ETF(1)	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Investment Income:
Dividend Income	$513	$472,265	$210,108	$227,463
Interest Income	—	1,346	439	488
Security Lending Income	—	8,479	—	—
Less: Foreign Taxes Withheld	—	—	(8,021)	(17,754)
Total Investment Income	513	482,090	202,526	210,197
Supervision and Administration Fees(2)	891	357,182	122,997	115,466
Custodian Fees(3)	—	—	59	37
Total Expenses	891	357,182	123,056	115,503
Waiver of Supervision and Administration Fees	(149)	(94,548)	(32,558)	(30,565)
Net Expenses	742	262,634	90,498	84,938
Net Investment Income (Loss)	(229)	219,456	112,028	125,259
Net Realized Gain on:
Investments(4)	2,033	6,663,020	369,691	873,657
Foreign Currency Transactions	102	—	58	1,099
Net Realized Gain on Investments and Foreign Currency Transactions	2,135	6,663,020	369,749	874,756
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	184,833	(396,943)	2,517,840	1,775,604
Foreign Currency Translations	—	—	(147)	(73)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	184,833	(396,943)	2,517,693	1,775,531
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	186,968	6,266,077	2,887,442	2,650,287
Net Increase in Net Assets Resulting from Operations	$186,739	$6,485,533	$2,999,470	$2,775,546

(1)	The Fund commenced operations on October 25, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2019

	Global X Cannabis ETF(1)	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$—	$1,739,809	$1,387,282	$34,132
Interest Income	—	3,486	2,261	100
Security Lending Income	40,291	5,915	—	—
Less: Foreign Taxes Withheld	—	(550)	(4,021)	—
Total Investment Income	40,291	1,748,660	1,385,522	34,232
Supervision and Administration Fees(2)	2,989	671,574	275,020	22,093
Tax Expense	—	—	785	—
Custodian Fees(3)	—	21	169	10
Total Expenses	2,989	671,595	275,974	22,103
Waiver of Supervision and Administration Fees	–	(44,734)	–	–
Net Expenses	2,989	626,861	275,974	22,103
Net Investment Income	37,302	1,121,799	1,109,548	12,129
Net Realized Gain (Loss) on:
Investments(4)	(91,064)	(125,130)	1,212,313	117,490
Foreign Currency Transactions	(110)	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(91,174)	(125,130)	1,212,313	117,490
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,105,750)	13,930,447	7,322,687	409,468
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,105,750)	13,930,447	7,322,687	409,468
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(1,196,924)	13,805,317	8,535,000	526,958
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,159,622)	$14,927,116	$9,644,548	$539,087

(1)	The Fund commenced operations on September 17, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2019

Global X Thematic Growth ETF(1)
Expenses:
Supervision and Administration Fees(2)	1,174
Total Expenses	1,174
Waiver of Supervision and Administration Fees	(1,174)
Reimbursement from Adviser	(352)
Net Expenses	(352)
Net Investment Income	352
Net Change in Unrealized Appreciation on:
Affiliated Investments	126,465
Net Change in Unrealized Appreciation on Affiliated Investments	126,465
Net Increase in Net Assets Resulting from Operations	$126,817

(1)	The Fund commenced operations on October 25, 2019.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X FinTech ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income (Loss)	$14,691,492	$18,053,339	$(1,053,315)	$(603,154)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(71,791,655)	(7,516,216)	(4,418,286)	14,058,926
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	174,540,858	(491,610,690)	72,298,458	(30,595,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,440,695	(481,073,567)	66,826,857	(17,139,806)
Distributions	(30,149,775)	(121,571)	(60,368)	(63,010)
Return of Capital	—	—	(437,339)	—
Capital Share Transactions:
Issued	198,574,452	1,383,514,459	112,979,438	370,655,854
Redeemed	(532,155,618)	(588,634,985)	(93,890,807)	(75,824,281)
Increase (Decrease) in Net Assets from Capital Share Transactions	(333,581,166)	794,879,474	19,088,631	294,831,573
Total Increase (Decrease) in Net Assets	(246,290,246)	313,684,336	85,417,781	277,628,757
Net Assets:
Beginning of Year	1,726,273,790	1,412,589,454	327,734,353	50,105,596
End of Year	$1,479,983,544	$1,726,273,790	$413,152,134	$327,734,353
Share Transactions:
Issued	10,050,000	55,100,000	3,950,000	14,050,000
Redeemed	(28,650,000)	(26,400,000)	(3,750,000)	(3,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(18,600,000)	28,700,000	200,000	11,050,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ETF		Global X Cloud Computing ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Period Ended November 30, 2019(1)
Operations:
Net Investment Income (Loss)	$907,798	$880,998	$(1,071,525)
Net Realized Gain on Investments and Foreign Currency Transactions(2)	2,605,613	2,606,972	6,663,002
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	19,706,941	(12,902,832)	9,616,450
Net Increase (Decrease) in Net Assets Resulting from Operations	23,220,352	(9,414,862)	15,207,927
Distributions	(1,268,719)	(1,003,957)	—
Capital Share Transactions:
Issued	46,707,944	24,374,172	530,991,397
Redeemed	(20,015,531)	(16,492,910)	(73,813,774)
Increase in Net Assets from Capital Share Transactions	26,692,413	7,881,262	457,177,623
Total Increase (Decrease) in Net Assets	48,644,046	(2,537,557)	472,385,550
Net Assets:
Beginning of Year/Period	82,983,442	85,520,999	—
End of Year/Period	$131,627,488	$82,983,442	$472,385,550
Share Transactions:
Issued	2,250,000	1,200,000	34,400,000
Redeemed	(1,100,000)	(850,000)	(4,850,000)
Net Increase in Shares Outstanding from Share Transactions	1,150,000	350,000	29,550,000

(1)	The Fund commenced operations on April 12, 2019
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Future Analytics Tech ETF		Global X Autonomous & Electric Vehicles ETF
	Year Ended November 30, 2019	Period Ended November 30, 2018(1)	Year Ended November 30, 2019	Period Ended November 30, 2018(2)
Operations:
Net Investment Income	$238,611	$144,273	$218,070	$227,860
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	491,558	1,740,915	(481,109)	(1,010,169)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,493,801	(3,843,152)	1,721,329	(2,380,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,223,970	(1,957,964)	1,458,290	(3,162,730)
Distributions	(298,087)	—	(415,562)	—
Capital Share Transactions:
Issued	9,486,924	77,941,355	6,662,488	59,148,347
Redeemed	(15,169,333)	(33,982,270)	(8,098,341)	(40,737,565)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,682,409)	43,959,085	(1,435,853)	18,410,782
Total Increase (Decrease) in Net Assets	2,243,474	42,001,121	(393,125)	15,248,052
Net Assets:
Beginning of Year/Period	42,001,121	—	15,248,052	—
End of Year/Period	$44,244,595	$42,001,121	$14,854,927	$15,248,052
Share Transactions:
Issued	600,000	5,150,002	500,000	3,900,002
Redeemed	(1,000,000)	(2,200,000)	(600,000)	(2,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	2,950,002	(100,000)	1,150,002

(1)	The Fund commenced operations on May 11, 2018
(2)	The Fund commenced operations on April 13, 2018
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF	Global X Video Games & Esports ETF
	Period Ended November 30, 2019(1)	Period Ended November 30, 2019(2)
Operations:
Net Investment Loss	$(34,304)	$(626)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	(85,734)	483
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,935,322	73,582
Net Increase in Net Assets Resulting from Operations	1,815,284	73,439
Capital Share Transactions:
Issued	16,918,798	1,499,313
Increase in Net Assets from Capital Share Transactions	16,918,798	1,499,313
Total Increase in Net Assets	18,734,082	1,572,752
Net Assets:
Beginning of Period	—	—
End of Period	$18,734,082	$1,572,752
Share Transactions:
Issued	1,200,000	100,000
Net Increase in Shares Outstanding from Share Transactions	1,200,000	100,000

(1)	The Fund commenced operations on April 5, 2019
(2)	The Fund commenced operations on October 25, 2019
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF	Global X Millennials Thematic ETF
	Period Ended November 30, 2019(1)	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income (Loss)	$(229)	$219,456	$90,690
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	2,135	6,663,020	(176,553)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	184,833	(396,943)	1,603,012
Net Increase in Net Assets Resulting from Operations	186,739	6,485,533	1,517,149
Distributions	—	(174,812)	(120,220)
Capital Share Transactions:
Issued	1,527,026	64,196,494	18,414,298
Redeemed	—	(26,402,805)	—
Increase in Net Assets from Capital Share Transactions	1,527,026	37,793,689	18,414,298
Total Increase in Net Assets	1,713,765	44,104,410	19,811,227
Net Assets:
Beginning of Year/Period	—	31,278,506	11,467,279
End of Year/Period	$1,713,765	$75,382,916	$31,278,506
Share Transactions:
Issued	100,000	2,600,000	850,000
Redeemed	—	(1,100,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,000	1,500,000	850,000

(1)	The Fund commenced operations on October 25, 2019
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Health & Wellness Thematic ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income	$112,028	$81,264	$125,259	$49,515
Net Realized Gain on Investments and Foreign Currency Transactions(1)	369,749	228,407	874,756	930,898
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,517,693	505,941	1,775,531	(570,537)
Net Increase in Net Assets Resulting from Operations	2,999,470	815,612	2,775,546	409,876
Distributions	(185,161)	(90,636)	(120,454)	(71,150)
Capital Share Transactions:
Issued	6,291,263	7,971,302	13,239,961	13,882,684
Redeemed	(1,061,405)	(1,033,568)	(6,002,098)	(6,511,675)
Increase in Net Assets from Capital Share Transactions	5,229,858	6,937,734	7,237,863	7,371,009
Total Increase in Net Assets	8,044,167	7,662,710	9,892,955	7,709,735
Net Assets:
Beginning of Year	15,503,390	7,840,680	10,221,759	2,512,024
End of Year	$23,547,557	$15,503,390	$20,114,714	$10,221,759
Share Transactions:
Issued	300,000	400,000	700,000	750,000
Redeemed	(50,000)	(50,000)	(300,000)	(350,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	350,000	400,000	400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cannabis ETF	Global X U.S. Infrastructure Development ETF
	Period Ended November 30, 2019(1)	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income	$37,302	$1,121,799	$818,488
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(91,174)	(125,130)	2,957,558
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,105,750)	13,930,447	(11,449,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,159,622)	14,927,116	(7,673,870)
Distributions	—	(1,424,719)	(80,930)
Capital Share Transactions:
Issued	5,754,085	54,745,683	147,616,539
Redeemed	—	(26,097,564)	(19,150,916)
Increase in Net Assets from Capital Share Transactions	5,754,085	28,648,119	128,465,623
Total Increase in Net Assets	4,594,463	42,150,516	120,710,823
Net Assets:
Beginning of Year/Period	—	140,914,041	20,203,218
End of Year/Period	$4,594,463	$183,064,557	$140,914,041
Share Transactions:
Issued	300,000	3,250,000	8,950,000
Redeemed	—	(1,800,000)	(1,150,000)
Net Increase in Shares Outstanding from Share Transactions	300,000	1,450,000	7,800,000

(1)	The Fund commenced operations on September 17, 2019
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Founder-Run Companies ETF
	Year Ended November 30, 2019	Year Ended November 30, 2018	Year Ended November 30, 2019	Year Ended November 30, 2018
Operations:
Net Investment Income	$1,109,548	$888,252	$12,129	$5,311
Net Realized Gain on Investments and Foreign Currency Transactions(1)	1,212,313	2,122,272	117,490	675,606
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,322,687	1,096,477	409,468	(433,080)
Net Increase in Net Assets Resulting from Operations	9,644,548	4,107,001	539,087	247,837
Distributions	(1,418,777)	(598,437)	(73,673)	(54,023)
Capital Share Transactions:
Issued	26,031,211	11,055,793	—	2,943,705
Redeemed	(5,301,803)	(6,124,833)	(1,022,118)	(1,963,668)
Increase (Decrease) in Net Assets from Capital Share Transactions	20,729,408	4,930,960	(1,022,118)	980,037
Total Increase (Decrease) in Net Assets	28,955,179	8,439,524	(556,704)	1,173,851
Net Assets:
Beginning of Year	56,504,257	48,064,733	4,656,501	3,482,650
End of Year	$85,459,436	$56,504,257	$4,099,797	$4,656,501
Share Transactions:
Issued	1,200,000	550,000	—	150,000
Redeemed	(250,000)	(300,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	950,000	250,000	(50,000)	50,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Thematic Growth ETF
Period Ended November 30, 2019(1)
Operations:
Net Investment Income	$352
Net Change in Unrealized Appreciation (Depreciation) on Affilated Investments	126,465
Net Increase in Net Assets Resulting from Operations	126,817
Capital Share Transactions:
Issued	2,523,000
Increase in Net Assets from Capital Share Transactions	2,523,000
Total Increase in Net Assets	2,649,817
Net Assets:
Beginning of Period	—
End of Period	$2,649,817
Share Transactions:
Issued	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000

(1)	The Fund commenced operations on October 25, 2019

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Robotics & Artificial Intelligence ETF
2019	19.70	0.19	1.93	2.12	(0.39)	—
2018	23.96	0.19	(4.45)	(4.26)	—	—
2017	14.87	0.01	9.09	9.10	(0.01)	—
2016(1)	14.84	0.02	0.01	0.03	—	—
Global X FinTech ETF
2019	24.55	(0.08)	6.06	5.98	—	—
2018	21.79	(0.08)	2.86	2.78	—	(0.02)
2017	14.91	(0.03)	6.91	6.88	—	—
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—
Global X Internet of Things ETF
2019	18.04	0.20	4.93	5.13	(0.28)	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)
2017	15.52	0.16	4.49	4.65	(0.05)	—
2016(1)	15.04	0.09	0.39	0.48	—	—
Global X Cloud Computing ETF
2019(2)	15.06	(0.04)	0.97	0.93	—	—
Global X Future Analytics Tech ETF
2019	14.24	0.10	3.13	3.23	(0.12)	—
2018(3)	15.00	0.05	(0.81)	(0.76)	—	—
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.39)	21.43	11.16	1,479,984	0.68		0.98		10.97
—	***	19.70	(17.77)	1,726,274	0.70		0.83		28.50
—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
—	—	14.87	0.20	2,974	0.68	†	0.62	†	—

(0.04)	(0.04)	30.49	24.42	413,152	0.68		(0.29)		16.40
—	(0.02)	24.55	12.79	327,734	0.68		(0.29)		20.58
—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—

—	(0.28)	22.89	29.01	131,627	0.68		1.04		11.71
—	(0.22)	18.04	(9.33)	82,983	0.69		0.88		16.69
—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39

—	—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

—	(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than 0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on April 12, 2019.
(3)	The Fund commenced operations on May 11, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X Autonomous & Electric Vehicles ETF
2019	13.26	0.22	1.11	1.33	(0.44)
2018(1)	15.00	0.11	(1.85)	(1.74)	—
Global X Genomics & Biotechnology ETF
2019(2)	15.28	(0.05)	0.38	0.33	—
Global X Video Games & Esports ETF
2019(3)	14.99	—	0.74	0.74	—
Global X Cybersecurity ETF
2019(3)	15.27	—	1.87	1.87	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

—	17.14	12.25	1,714	0.50	†^	(0.16	)†	3.57

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60%.
(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 5, 2019.
(3)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Millennials Thematic ETF
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)
2017	15.58	0.07	3.51	3.58	(0.05)	—
2016(1)	14.95	0.05	0.58	0.63	—	—
Global X Longevity Thematic ETF
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)
2016(2)	15.32	0.07	(0.22)	(0.15)	—	—
Global X Health & Wellness Thematic ETF
2019	18.59	0.14	2.60	2.74	(0.16)	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)
2017	14.72	0.17	1.94	2.11	(0.08)	—
2016(2)	15.13	0.07	(0.48)	(0.41)	—	—
Global X Cannabis ETF
2019(3)	24.41	0.22	(9.32)	(9.10)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	NetAsset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.11)	25.55	19.07	75,383	0.50	^	0.42		10.44
(0.17)	21.57	13.87	31,279	0.50	^	0.40		10.94
(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
—	15.58	4.21	3,896	0.68	†	0.59	†	—

(0.24)	23.55	15.38	23,548	0.50	^	0.62		14.18
(0.20)	20.67	6.55	15,503	0.50	^	0.63		14.39
(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76

(0.16)	21.17	14.89	20,115	0.50	^	0.74		18.05
(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
—	14.72	(2.71)	1,472	0.68	†	0.82	†	—

—	15.31	(37.28)	4,594	0.50	†	6.19	†	11.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%.
(1)	The Fund commenced operations on May 4, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)	The Fund commenced operations on September 17, 2019.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X U.S. Infrastructure Development ETF
2019	15.57	0.13	1.90	2.03	(0.17)	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—
2017(1)	14.98	0.10	1.08	1.18	—	—
Global X Conscious Companies ETF
2019	20.55	0.37	2.68	3.05	(0.50)	—
2018	19.23	0.33	1.22	1.55	(0.23)	—
2017	15.79	0.26	3.33	3.59	(0.15)	—
2016(2)	15.09	0.15	0.55	0.70	—	—
Global X Founder-Run Companies ETF
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)
2017(3)	15.02	0.04	2.35	2.39	—	—
Global X Thematic Growth ETF
2019(4)	25.23	—	1.27	1.27	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.17)	17.43	13.28	183,065	0.47	‡	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	‡	0.77		6.76
—	16.16	7.88	20,203	0.47	†‡	0.91	†	—

(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
—	15.79	4.64	33,163	0.43	†	2.57	†	37.35

(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

—	26.50	5.03	2,650	(0.15	)†^	0.15	†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019,  the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, theratio would have been 0.50%, 0.58% and 0.58%, for the years ended  November 30, 2019, 2018 and 2017, respectively.

^
The ratio of Expenses to Average Net Assets includes the effect of a waiver and reimbursement of acquired fund fees. If these offsets and acquired fund fees were excluded, the ratio would have been 0.50%.

(1)	The Fund commenced operations on March 6, 2017.
(2)	The Fund commenced operations on July 11, 2016.
(3)	The Fund commenced operations on February 13, 2017.
(4)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2019, the Trust had eighty portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Cloud Computing ETF, Global X Future Analytics Tech ETF, Global X Autonomous & Electric Vehicles ETF, Global X Genomics & Biotechnology ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF, Global X Health & Wellness Thematic ETF, Global X Cannabis ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, and Global X Thematic Growth ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, Global X Millennials Thematic ETF, Global X Longevity Thematic ETF and Global X Health & Wellness Thematic ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
available to the Committee. As of November 30, 2019, Global X Robotics & Artificial Intellegence ETF and Global X FinTech ETF have one fair valued security, each valued at $2,966,820 and $2,508,646  respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended November 30, 2019 there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
At November 30, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
RBC Capital Markets	$42,467,022	$42,467,022	$-	$-
Global X FinTech ETF
RBC Capital Markets	$20,339,648	$20,339,648	$-	$-
Global X Internet of Things ETF
RBC Capital Markets	$6,269,005	$6,269,005	$-	$-
Global X Cloud Computing ETF
RBC Capital Markets	$4,340,461	$4,340,461	$-	$-
Global X Autonomous & Electric Vehicles ETF
RBC Capital Markets	$375,701	$375,701	$-	$-
Global X Millennials Thematic ETF
RBC Capital Markets	$609,378	$609,378	$-	$-
Global X Cannabis ETF
RBC Capital Markets	$1,279,270	$1,279,270	$-	$-
Global X U.S. Infrastructure Development ETF
RBC Capital Markets	$690,484	$690,484	$-	$-

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described on following page.

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares,

Notes to Financial Statements (continued)
November 30, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at November 30, 2019	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	50,000	$600	$1,071,500	$600
Global X FinTech ETF	50,000	500	1,524,500	500
Global X Internet of Things ETF	50,000	600	1,144,500	600
Global X Cloud Computing ETF	50,000	250	799,500	250
Global X Future Analytics Tech ETF	50,000	600	867,500	600
Global X Autonomous & Electric Vehicles ETF	50,000	750	707,500	750
Global X Genomics & Biotechnology ETF	50,000	500	780,500	500
Global X Video Games & Esports ETF	50,000	600	786,500	600
Global X Cybersecurity ETF	50,000	250	857,000	250
Global X Millennials Thematic ETF	50,000	300	1,277,500	300
Global X Longevity Thematic ETF	50,000	1,000	1,177,500	1,000
Global X Health & Wellness Thematic ETF	50,000	1,000	1,058,500	1,000
Global X Cannabis ETF	50,000	250	765,500	250
Global X U.S. Infrastructure Development ETF	50,000	400	871,500	400
Global X Conscious Companies ETF	50,000	750	1,155,000	750
Global X Founder-Run Companies ETF	50,000	400	1,025,000	400
Global X Thematic Growth ETF	50,000	250	1,325,000	250

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters

Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Advisor’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively.
The following table discloses the rates of supervision and administration fees paid by the Funds:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence Thematic ETF	0.68%
Global X FinTech Thematic ETF	0.68%
Global X Internet of Things Thematic ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Genomics & Biotechnology ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF***	0.60%
Global X Millennials Thematic ETF*	0.68%
Global X Longevity Thematic ETF*	0.68%
Global X Health & Wellness Thematic ETF*	0.68%
Global X Cannabis ETF	0.50%
Global X U.S. Infrastructure Development ETF**(1)	0.47%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF(2)	0.45%
Global X Thematic Growth ETF	0.50%

(1)	Prior to April 1, 2019 the Fee was 0.58%.
(2)	Prior to April 1, 2019 the Fee was 0.65%.

* Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X

Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Millennials Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2019, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s management fees to 0.50% and end the expense limitation agreement as of April 1, 2020, waived or reimbursed fees prior to April 1, 2019 are still subject to recoupment. As of November 30, 2019, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and Global X Millennials Thematic ETF, were $2,692 expiring 2020, $11,634 expiring 2021, $8,496 expiring 2022; $6,251 expiring 2020, $23,346 expiring 2021, $9,461 expiring 2022; $8,858 expiring 2020, $41,063 expiring 2021 and $18,918 expiring 2022, respectively.
** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets per year until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of November 30, 2019, the amounts of waivers/reimbursements subject to recoupment for the Fund were $8,619 expiring in 2020, $102,748 expiring in 2021 and $44,734 expiring in 2022. As of November 30, 2019, there had been no recoupment of previously waived and reimbursed fees.
*** Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Cybersecurity ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Fund’s average daily net assets per year until April 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and  filing of reports, registration statements, proxy statements and other materials required to

Notes to Financial Statements (continued)
November 30, 2019

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.  SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and  maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its  registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)
November 30, 2019

4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2019, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2019	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$164,654,614	$184,018,384
Global X FinTech ETF	59,614,855	61,027,800
Global X Internet of Things ETF	12,605,327	10,482,854
Global X Cloud Computing ETF	54,749,639	49,719,620
Global X Future Analytics Tech ETF	6,419,751	6,636,389
Global X Autonomous & Electric Vehicles ETF	4,105,169	4,412,677
Global X Genomics & Biotechnology ETF	2,719,686	2,329,295
Global X Video Games & Esports ETF	155,359	4,088
Global X Cybersecurity ETF	71,783	58,529
Global X Millennials Thematic ETF	5,604,619	5,472,781
Global X Longevity Thematic ETF	2,665,340	2,589,953
Global X Health & Wellness Thematic ETF	3,624,135	3,019,154
Global X Cannabis ETF	406,063	388,270
Global X U.S. Infrastructure Development ETF	12,401,990	12,757,062
Global X Conscious Companies ETF	22,634,182	23,002,935
Global X Founder-Run Companies ETF	1,421,853	1,467,876
Global X Thematic Growth ETF	-	-

For each of the years ended November 30, 2019, and November 30, 2018, in-kind transactions associated with creations and redemptions were:
2019	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$196,452,084	$527,329,566	$(33,905,075)
Global X FinTech ETF	112,937,062	93,896,478	8,446,928
Global X Internet of Things ETF	43,369,377	19,178,310	4,282,434
Global X Cloud Computing ETF	524,429,030	73,776,961	7,782,237
Global X Future Analytics Tech ETF	9,253,548	14,737,108	977,438
Global X Autonomous & Electric Vehicles ETF	6,226,367	7,556,398	102,697
Global X Genomics & Biotechnology ETF	16,470,842	-	-
Global X Video Games & Esports ETF	1,343,301	-	-
Global X Cybersecurity ETF	1,513,438	-	-
Global X Millennials Thematic ETF	64,052,088	26,378,103	7,255,226
Global X Longevity Thematic ETF	6,136,552	1,033,564	281,906
Global X Health & Wellness Thematic ETF	12,053,707	5,418,018	922,860
Global X Cannabis ETF	5,754,039	-	-
Global X U.S. Infrastructure Development ETF	54,690,700	26,071,935	538,144
Global X Conscious Companies ETF	25,986,382	5,288,419	1,691,105
Global X Founder-Run Companies ETF	-	1,021,446	192,373
Global X Thematic Growth ETF	2,522,056	-	-

Notes to Financial Statements (continued)
November 30, 2019

4. INVESTMENT TRANSACTIONS (continued)
2018	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$1,316,559,930	$573,374,831	$74,804,351
Global X FinTech ETF	370,015,409	75,502,876	17,577,027
Global X Internet of Things ETF	22,636,282	15,508,284	3,553,052
Global X Future Analytics Tech ETF	74,595,284	32,466,154	2,095,541
Global X Autonomous & Electric Vehicles ETF	54,401,992	37,613,030	(499,698)
Global X Millennials Thematic ETF	18,334,621	-	-
Global X Longevity Thematic ETF	7,657,656	1,005,338	295,892
Global X Health & Wellness Thematic ETF	12,612,766	5,972,007	1,012,067
Global X U.S. Infrastructure Development ETF	147,584,236	19,138,791	3,203,152
Global X Conscious Companies ETF	11,048,267	6,139,641	1,953,550
Global X Founder-Run Companies ETF	2,943,347	1,967,114	625,980

For the year ended November 30, 2019, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to foreign currency, non-deductible excise tax paid, redemptions in-kind, REIT adjustments, reclassification of distributions, net operating loss and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended November 30, 2019:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Robotics & Artificial Intelligence ETF	$(35,015,419)	$35,015,419
Global X FinTech ETF	7,847,168	(7,847,168)
Global X Internet of Things ETF	4,202,397	(4,202,397)
Global X Cloud Computing ETF	7,770,281	(7,770,281)
Global X Future Analytics Tech ETF	909,207	(909,207)
Global X Autonomous & Electric Vehicles ETF	87,489	(87,489)
Global X Millennials Thematic ETF	7,058,881	(7,058,881)
Global X Longevity Thematic ETF	276,704	(276,704)
Global X Health & Wellness Thematic ETF	919,991	(919,991)
Global X U.S. Infrastructure Development ETF	535,767	(535,767)
Global X Conscious Companies ETF	1,435,348	(1,435,348)
Global X Founder-Run Companies ETF	189,734	(189,734)

Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2019 and Novemeber 30, 2018 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2019	$30,149,775	$–	$–	$30,149,775
2018	121,571	–	–	121,571
Global X FinTech ETF
2019	$–	$60,368	$437,339	$497,707
2018	47,896	15,114	–	63,010
Global X Internet of Things ETF
2019	$1,268,719	$–	$–	$1,268,719
2018	924,105	79,852	–	1,003,957
Global X Cloud Computing ETF
2019	$–	$–	$–	$–
Global X Future Analytics Tech ETF
2019	$298,087	$–	$–	$298,087
2018	–	–	–	–
Global X Autonomous & Electric Vehicles ETF
2019	$415,562	$–	$–	$415,562
2018	–	–	–	–
Global X Genomics & Biotechnology ETF
2019	$–	$–	$–	$–
Global X Video Games & Esports ETF
2019	$–	$–	$–	$–
Global X Cybersecurity ETF
2019	$–	$–	$–	$–
Global X Millennials Thematic ETF
2019	$147,679	$27,133	$–	$174,812
2018	99,317	20,903	–	120,220
Global X Longevity Thematic ETF
2019	$146,505	$38,656	$–	$185,161
2018	74,051	16,585	–	90,636
Global X Health & Wellness Thematic ETF
2019	$120,454	$–	$–	$120,454
2018	54,477	16,673	–	71,150
Global X Cannabis ETF
2019	$–	$–	$–	$–
Global X U.S. Infrastructure Development ETF
2019	$1,424,719	$–	$–	$1,424,719
2018	80,930	–	–	80,930
Global X Conscious Companies ETF
2019	$1,418,777	$–	$–	$1,418,777
2018	598,437	–	–	598,437
Global X Founder-Run Companies ETF
2019	$70,597	$3,076	$–	$73,673
2018	53,242	781	–	54,023
Global X Thematic Growth ETF
2019	$–	$–	$–	$–

Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
As of November 30, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF	Global X Cloud Computing ETF
Undistributed Ordinary Income	$2,105,553	$–	$397,344	$210,759
Capital Loss Carryforwards	(118,941,610)	(11,853,484)	(1,951,432)	–
Post October Losses	–	–	–	(1,219,812)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(192,946,578)	40,524,110	14,704,995	9,483,867
Late Year Loss Deferral	–	(960,039)	–	(1,037,168)
Other Temporary Differences	–	2	(4)	–
Total Distributable Earnings (Accumulated Losses)	$(309,782,635)	$27,710,589	$13,150,903	$7,437,646

	Global X Funds
	Global X Future Analytics Tech ETF	Global X Autonomous & Electric Vehicles ETF	Global X Genomics & Biotechnology ETF	Global X Video Games & Esports ETF
Undistributed Ordinary Income	$84,300	$56,036	$–	$–
Capital Loss Carryforwards	(496,769)	(991,468)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	3,383,751	(772,361)	1,815,857	73,582
Late Year Loss Deferral	–	–	(574)	(142)
Other Temporary Differences	(1)	–	1	(1)
Total Distributable Earnings (Accumulated Losses)	$2,971,281	$(1,707,793)	$1,815,284	$73,439

Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Cybersecurity ETF	Global X Millennials Thematic ETF	Global X Longevity Thematic ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$2,033	$202,230	$108,256	$54,346
Undistributed Long-Term Capital Gain	–	1,324	38,307	–
Capital Loss Carryforwards	–	–	–	(86,314)
Unrealized Appreciation on Investments and Foreign Currency	184,833	1,296,801	3,392,400	1,329,809
Late Year Loss Deferral	(129)	–	–	–
Other Temporary Differences	2	(1)	–	1
Total Distributable Earnings	$186,739	$1,500,354	$3,538,963	$1,297,842

	Global X Funds
	Global X Cannabis ETF	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF	Global X Thematic Growth ETF
Undistributed Ordinary Income	$44,288	$506,268	$535,548	$8,874	$352
Capital Loss Carryforwards	(10,884)	(515,389)	(367,291)	(77,595)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,193,026)	3,853,707	13,155,561	146,448	126,465
Other Temporary Differences	–	2	–	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(1,159,622)	$3,844,588	$13,323,818	$77,726	$126,817

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence Thematic ETF	$104,042,882	$14,898,728	$118,941,610
Global X FinTech ETF	5,673,993	6,179,491	11,853,484
Global X Internet of Things Thematic ETF	1,620,664	330,768	1,951,432
Global X Future Analytics Tech ETF	496,769	-	496,769
Global X Autonomous & Electric Vehicles ETF	724,421	267,047	991,468
Global X Health & Wellness Thematic ETF	21,198	65,116	86,314
Global X Cannabis ETF	10,884	-	10,884
Global X U.S. Infrastructure Development ETF	515,389	-	515,389
Global X Conscious Companies ETF	325,980	41,311	367,291
Global X Founder-Run Companies ETF	26,773	50,822	77,595

During the year ended November 30, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X U.S. Infrastructure Development ETF	$-	$1,738	$1,738
Global X Health & Wellness Thematic ETF	178	-	178

Notes to Financial Statements (continued)
November 30, 2019

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2019, were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$1,714,092,424	$103,255,840	$(296,202,418)	$(192,946,578)
Global X FinTech ETF	394,706,466	67,776,392	(27,252,282)	40,524,110
Global X Internet of Things ETF	123,542,022	21,008,343	(6,303,348)	14,704,995
Global X Cloud Computing ETF	467,117,287	38,261,127	(28,777,260)	9,483,867
Global X Future Analytics Tech ETF	40,773,043	5,711,713	(2,327,962)	3,383,751
Global X Autonomous & Electric Vehicles ETF	15,994,385	1,122,391	(1,894,752)	(772,361)
Global X Genomics & Biotechnology ETF	16,895,242	2,774,266	(958,409)	1,815,857
Global X Video Games and Esports ETF	1,495,247	102,129	(28,547)	73,582
Global X Cybersecurity ETF	1,528,726	193,363	(8,530)	184,833
Global X Millennials Thematic ETF	74,604,571	5,599,748	(4,302,947)	1,296,801
Global X Longevity Thematic ETF	20,126,490	4,320,266	(927,866)	3,392,400
Global X Health & Wellness Thematic ETF	18,755,954	2,936,429	(1,606,620)	1,329,809
Global X Cannabis ETF	7,144,070	–	(1,193,026)	(1,193,026)
Global X U.S. Infrastructure Development ETF	179,519,877	16,559,778	(12,706,071)	3,853,707
Global X Conscious Companies ETF	72,161,122	14,248,890	(1,093,329)	13,155,561
Global X Founder-Run Companies ETF	3,951,570	631,388	(484,940)	146,448
Global X Thematic Growth ETF	2,522,056	129,663	(3,198)	126,465
The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (continued)
November 30, 2019

6. CONCENTRATION OF RISKS
The Funds may invest in companies focused on business activities in emerging economic themes.  Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful.  These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.
The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (continued)
November 30, 2019

7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of November 30, 2019, the value of securities on loan was $43,280,642, $21,134,171, $6,401,439, $4,676,250, $380,961, $644,474, $1,295,325, and $706,725, for the Global X Robotics and Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Cloud Computing ETF, Global X Autonomous & Electric Vehicles ETF, Global X Millenials Thematic ETF, Global X Cannabis ETF and Global X U.S. Infrastructure Development ETF, respectively, and the cash collateral recieved from securities on loan was $45,678,996, $21,878,028, $6,743,158, $4,668,750, $404,117, $655,468, $1,376,027, and $742,709, for the the Global X Robotics and Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X Cloud Computing ETF, Global X Autonomous & Electric Vehicles ETF, Global X Millenials Thematic ETF, Global X Cannabis ETF and Global X U.S. Infrastructure Development ETF, respectively.

Notes to Financial Statements (continued)
November 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Barclays Bank	$3,236,202	$3,387,009
BofA Securities	2,325,161	2,442,257
Citigroup	10,888,652	11,436,559
Credit Suisse	5,376,191	5,586,595
Goldman Sachs & Co.	3,137,528	3,271,849
JPMorgan	1,562,293	1,648,410
Morgan Stanley	13,864,267	14,884,909
Scotia Capital	62,120	84,250
UBS AG London Branch	48,792	51,357
UBS Securities LLC	2,734,740	2,837,701
Wells Fargo	44,696	48,100
Global X FinTech ETF
Barclays Bank	14,790,600	15,262,109
BofA Securities	616,594	641,018
Citigroup	366,356	384,714
Goldman Sachs & Co.	939,129	959,325
JPMorgan	141,828	150,590
Morgan Stanley	4,279,664	4,480,272
Global X Internet of Things ETF
Barclays Bank	13,832	14,596
BNP Paribas	49,401	54,626
BofA Securities	184,386	193,628
Citigroup	36,960	38,800
Goldman Sachs & Co.	1,876,443	1,969,862
JPMorgan	3,142,104	3,323,821
Natl Financial Services Corp	426,565	439,270
UBS Securities LLC	49,896	52,380
Wells Fargo	621,852	656,175
Global X Cloud Computing ETF
Scotia Capital	4,676,250	4,668,750	(1)
Global X Autonomous & Electric Vehicles ETF
Barclays Bank	109,395	119,625
BofA Securities	113,476	119,291
Citigroup	61,578	64,745
Goldman Sachs & Co.	47,055	46,911	(1)
JPMorgan	49,457	53,545

Notes to Financial Statements (continued)
November 30, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Millennials Thematic ETF
Natl Financial Services Corp	$450,098	$457,768
Scotia Capital	74,820	74,700	(1)
Wells Fargo	119,556	123,000
Global X Cannabis ETF
Citigroup	632,548	672,361
Credit Suisse	198,497	209,758
Goldman Sachs & Co.	5,952	6,210
JPMorgan	152,013	165,674
Morgan Stanley	61,988	65,845
Scotia Capital	117,904	123,903
UBS Securities LLC	126,423	132,276
Global X U.S. Infrastructure Development ETF
Barclays Bank	124,644	132,600
BNP Paribas	3,595	3,735
Citigroup	415,744	431,874
Goldman Sachs & Co.	52,480	57,200
JPMorgan	110,262	117,300

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.
Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to

Notes to Financial Statements (concluded)
November 30, 2019

9. REGULATORY MATTERS (continued)
shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements. end

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the seventeen funds indicated in the table below
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (seventeen of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Global X Robotics & Artificial Intelligence ETF (1)	Global X Millennials Thematic ETF (3)
Global X FinTech ETF (1)	Global X Longevity Thematic ETF (2)
Global X Internet of Things ETF (1)	Global X Health & Wellness Thematic ETF (2)
Global X Cloud Computing ETF (10)	Global X Cannabis ETF (11)
Global X Future Analytics Tech ETF (7)	Global X U.S. Infrastructure Development ETF (5)
Global X Autonomous & Electric Vehicles ETF (8)	Global X Conscious Companies ETF (4)
Global X Genomics & Biotechnology ETF (9)	Global X Founder-Run Companies ETF (6)
Global X Video Games & Esports ETF (12)	Global X Thematic Growth ETF (12)
Global X Cybersecurity ETF (12)
(1)
The related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the three years in the period ended November 30, 2019 and the period September 12, 2016 (commencement of operations) through November 30, 2016

(2)
The related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the three years in the period ended November 30, 2019 and the period May 9, 2016 (commencement of operations) through November 30, 2016

(3)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the three years in the period ended November 30, 2019 and the period May 4, 2016 (commencement of operations) through November 30, 2016

Report of Independent Registered Public Accounting Firm (continued)

(4)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes and the financial highlights for each of the three years in the period ended November 30, 2019 and the period July 11, 2016 (commencement of operations) through November 30, 2016

(5)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the two years in the period ended November 30, 2019 and the period March 6, 2017 (commencement of operations) through November 30, 2017

(6)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the two years in the period ended November 30, 2019 and the period February 13, 2017 (commencement of operations) through November 30, 2017

(7)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended November 30, 2019 and the period May 11, 2018 (commencement of operations) through November 30, 2018

(8)
The related statement of operations for the year ended November 30, 2019, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended November 30, 2019 and the period April 13, 2018 (commencement of operations) through November 30, 2018

(9)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period April 5, 2019 (commencement of operations) through November 30, 2019

(10)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period April 12, 2019 (commencement of operations) through November 30, 2019

(11)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period September 17, 2019 (commencement of operations) through November 30, 2019

(12)
The related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for the period October 25, 2019 (commencement of operations) through November 30, 2019

Report of Independent Registered Public Accounting Firm (concluded)

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2020
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2019 to November 30, 2019).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,141.00	0.68%	$3.65
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,088.50	0.68%	$3.56
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,281.90	0.68%	$3.89
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,058.20	0.68%	$3.51
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Future Analytics Tech ETF
Actual Fund Return	$1,000.00	$1,147.50	0.68%	$3.66
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$1,179.30	0.68%	$3.71
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$1,172.80	0.68%	$3.70
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Video Games & Esports ETF*
Actual Fund Return	$1,000.00	$1,049.40	0.50%	$0.51	(2)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Cybersecurity ETF*
Actual Fund Return	$1,000.00	$1,122.50	0.50%	$0.52	(2)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,100.30	0.50%	$2.63
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,173.40	0.50%	$2.72
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,131.60	0.50%	$2.67
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Cannabis ETF**
Actual Fund Return	$1,000.00	$627.20	0.50%	$0.82	(3)
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,182.50	0.47%	$2.57
Hypothetical 5% Return	1,000.00	1,022.71	0.47	2.38

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,140.00	0.43%	$2.31
Hypothetical 5% Return	1,000.00	1,022.91	0.43	2.18

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,089.00	0.45%	$2.36
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X Thematic Growth ETF*
Actual Fund Return	$1,000.00	$1,050.30	0.00%	$0.00	(2)
Hypothetical 5% Return	1,000.00	1,025.07	0.00	0.00

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 36/365 (to reflect the period from inception to date).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 74/365 (to reflect the period from inception to date).
*	The Fund commenced operations on October 25, 2019.
**	The Fund commenced operations on September 17, 2019.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At Board meetings of the Global X Funds (the “Trust”) held in person on November 13, 2018 and June 13, 2019 (the “New Fund Board Meetings”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved (i) the initial Investment Advisory Agreement (each a “New Investment Advisory Agreement”) for each of the Global X Cloud Computing ETF, Global X Thematic Growth ETF, Global X Cybersecurity ETF, Global X Video Games & Esports ETF and Global X Cannabis ETF (each a “New Fund” and, together, the “New Funds”) and (ii) the initial Supervision and Administration Agreement between the Trust (each a “New Supervision and Administration Agreement”), on behalf of each New Fund, and Global X Management. Each New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
At a Board meeting of the Trust held in person on November 15, 2019, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

Approval of Investment Advisory Agreement (unaudited) (continued)
NEW FUND AGREEMENTS
In determining to approve the continuation of the New Fund Agreements for the New Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

•
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and

•
the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Approval of Investment Advisory Agreement (unaudited) (continued)

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.
Performance
The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•
The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

•
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Approval of Investment Advisory Agreement (unaudited) (continued)

Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

•
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (unaudited) (continued)

Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fees for the New Funds reflected these economies of scale;

•
the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Approval of Investment Advisory Agreement (unaudited) (continued)

RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

Approval of Investment Advisory Agreement (unaudited) (continued)

•
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal

Approval of Investment Advisory Agreement (unaudited) (continued)

Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Approval of Investment Advisory Agreement (unaudited) (continued)

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.
Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Approval of Investment Advisory Agreement (unaudited) (continued)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.
Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees
Charles A. Baker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72[2]	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 3rd Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	72[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 3rd Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	72[2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The preceding and following charts list Trustees and Officers as of November 30, 2019:
Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 3rd Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	72[2]	None
Chang Kim 605 3rd Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 605 3rd Avenue, 43rd Floor New York, NY 10158 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018)	N/A	None
Joe Costello 605 3rd Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None

Trustees and Officers of the Trust (unaudited) (continued)

Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.
[2]	As of November 30, 2019, the Trust had eighty investment portfolios, seventy-two of which were operational.
[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2019, the Funds are designating the following items with regard to distributions paid during the year.
	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
Global X Robotics & Artificial Intelligence ETF
	0.00%	0.00%	100.00%	100.00%	3.78%
Global X FinTech ETF
	87.87%	12.13%	0.00%	100.00%	0.00%
Global X Internet of Things ETF
	0.00%	0.00%	100.00%	100.00%	80.97%
Global X Cloud Computing ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Futures Analytics Tech ETF
	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Autonomous & Electric Vehicles ETF
	0.00%	0.00%	100.00%	100.00%	68.38%
Global X Genomics & Biotechnology ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cybersecurity ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Millennials Thematic ETF
	0.00%	15.52%	84.48%	100.00%	100.00%
Global X Longevity Thematic ETF
	0.00%	20.88%	79.12%	100.00%	43.01%
Global X Health & Wellness Thematic ETF
	0.00%	0.00%	100.00%	100.00%	48.69%
Global X Cannabis ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF
	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Conscious Companies ETF
	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Founder-Run Companies ETF
	0.00%	4.18%	95.82%	100.00%	34.91%
Global X Thematic Growth ETF
	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (unaudited) (continued)

	Qualifying Dividend Income (2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X Robotics & Artificial Intelligence ETF
	100.00%	0.00%	0.19%	0.00%	5.17%
Global X FinTech ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF
	100.00%	0.00%	0.12%	0.00%	0.00%
Global X Cloud Computing ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Futures Analytics Tech ETF
	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF
	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cybersecurity ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Millennials Thematic ETF
	100.00%	0.00%	0.20%	0.00%	0.00%
Global X Longevity Thematic ETF
	93.55%	0.00%	0.06%	100.00%	0.00%
Global X Health & Wellness Thematic ETF
	100.00%	0.00%	0.18%	0.00%	0.00%
Global X Cannabis ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF
	100.00%	0.00%	0.14%	0.00%	0.00%
Global X Conscious Companies ETF
	100.00%	0.00%	0.10%	0.00%	0.00%
Global X Founder-Run Companies ETF
	34.81%	0.00%	0.10%	100.00%	0.00%
Global X Thematic Growth ETF
	0.00%	0.00%	0.00%	0.00%	0.00%

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (unaudited) (continued)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2019, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X Robotics & Artificial Intelligence Thematic ETF	$12,324,799	$1,643,436

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099- DIV.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX-AR-007-0400

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2019 and 2018 related to the registrant.

In 2019 and 2018, Pricewaterhouse Coopers LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$912,763	$0	$0	$648,680	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$285,396	$0	$0	$196,920	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)  Not applicable.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2019 and 2018:

	2019	2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)   Not applicable.

(g)  The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2019 and 2018 for the last two fiscal years were $285,396 and $196,920, respectively.

(h)  During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.   Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date:  February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date:  February 7, 2020

/s/ Chang Kim
By (Signature and Title)*	Chang Kim
Chief Financial Officer

Date:  February 7, 2020

*     Print the name and title of each signing officer under his or her signature.